UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2021 to September 30, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
September 30, 2021
Classes A, I, P, R6, SMA and W
Fixed-Income Fund
■
Voya Investment Grade Credit Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements.
Just go to www.individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Markets Falter as Investor Sentiment Steps Back
Dear Shareholder,
In our view, multiple forces have conspired to reduce the outlook for U.S. and global growth in recent months. Equity market pricing reset lower in September, as the COVID-19 pandemic continued to frustrate hopes of resuming normal life. Its overhang on businesses has abated and varies regionally, but the Delta variant’s rise shows that coronaviruses are not going away. As countries strive to contain and adapt, their efforts are likely to continue impacting economic output, in our opinion. What we believe matters more, however, is inflation and central banks’ attempts to manage it.
Ongoing strains in global supply chains, excess demand and raw material shortages are keeping upward pressures on prices. At the same time, strong counterforces —  globalization, automation and demographics — are pulling prices downward and compounding the uncertainty of inflation forecasts. The U.S. Federal Reserve Board (“Fed”) maintains its belief that inflation is transitory, and recently confirmed it would soon begin “tapering,” i.e., trimming its monthly purchases of mortgage-backed securities, which have helped support the economy by keeping long-term interest rates low.
Even if the Fed begins tapering, in our view, monetary policy remains highly supportive of economic growth. We do not think growth will decline to the point of concern, nor do we expect inflation to get out of hand — most inflation pressures are coming from COVID-19-sensitive sectors, and in our opinion are likely to dissipate as supply chains return to normal. In this environment, we believe corporate earnings will keep growing and equities will continue to provide attractive return potential.
As we’ve often noted, the financial markets can sometimes confound expectations, so it’s important to have a plan for investing consistently through headwinds and tailwinds. Keep focused on your long-term goals and don’t get distracted by short-term fluctuations, however compelling or distracting they may seem. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to working with you in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
October 26, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms

1

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs at the fund level only, and will not help you determine the relative total costs of owning different mutual funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2021*	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2021*
Class A	$1,000.00	$1,035.80	0.90%	$4.59	$1,000.00	$1,020.56	0.90%	$4.56
Class I	1,000.00	1,037.10	0.65%	3.32	1,000.00	1,021.81	0.65%	3.29
Class P	1,000.00	1,040.60	0.10%	0.51	1,000.00	1,024.57	0.10%	0.51
Class R6	1,000.00	1,038.10	0.63%	3.22	1,000.00	1,021.91	0.63%	3.19
Class SMA	1,000.00	1,040.50	0.00%	0.00	1,000.00	1,025.07	0.00%	0.00
Class W	1,000.00	1,037.10	0.65%	3.32	1,000.00	1,021.81	0.65%	3.29

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

2

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2021 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$223,074,119
Short-term investments at fair value†	1,774,732
Cash	4,924,008
Cash collateral for futures contracts	113,999
Receivables:
Investment securities sold	5,011,110
Fund shares sold	159,441
Interest	1,657,436
Prepaid expenses	45,367
Reimbursement due from Investment Adviser	1,461
Other assets	5,396
Total assets	236,767,069
LIABILITIES:
Income distribution payable	8,852
Payable for investment securities purchased	6,078,805
Payable for fund shares redeemed	57,080
Payable upon receipt of securities loaned	1,774,732
Variation margin payable on futures contracts	7,999
Payable for investment management fees	18,653
Payable for distribution and shareholder service fees	305
Payable to trustees under the deferred compensation plan (Note 6)	5,396
Payable for trustee fees	3,850
Other accrued expenses and liabilities	48,468
Total liabilities	8,004,140
NET ASSETS	$228,762,929
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$220,316,770
Total distributable earnings	8,446,159
NET ASSETS	$228,762,929
+ Including securities loaned at value	$1,729,418
* Cost of investments in securities	$216,688,476
† Cost of short-term investments	$1,774,732
See Accompanying Notes to Financial Statements
3

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2021 (Unaudited) (continued)

Class A
Net assets	$1,487,783
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	131,552
Net asset value and redemption price per share†	$11.31
Maximum offering price per share (2.50%)(1)	$11.60
Class I
Net assets	$40,650,359
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	3,590,154
Net asset value and redemption price per share	$11.32
Class P
Net assets	$182,093,792
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	16,104,205
Net asset value and redemption price per share	$11.31
Class R6
Net assets	$87,367
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	7,721
Net asset value and redemption price per share	$11.32
Class SMA
Net assets	$3,825,229
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	338,540
Net asset value and redemption price per share	$11.30
Class W
Net assets	$618,399
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	54,751
Net asset value and redemption price per share	$11.29

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
4

STATEMENT OF OPERATIONS for the six months ended September 30, 2021 (Unaudited)

INVESTMENT INCOME:
Dividends	$12,375
Interest	2,936,403
Securities lending income, net	1,766
Total investment income	2,950,544
EXPENSES:
Investment management fees	549,273
Distribution and shareholder service fees:
Class A	1,661
Transfer agent fees:
Class A	1,339
Class I	8,928
Class P	116
Class R6	329
Class SMA	988
Class W	467
Shareholder reporting expense	2,487
Registration fees	52,051
Professional fees	20,205
Custody and accounting expense	22,530
Trustee fees	2,718
Miscellaneous expense	7,770
Total expenses	670,862
Waived and reimbursed fees	(469,220)
Net expenses	201,642
Net investment income	2,748,902
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,662,363
Futures	(74,756)
Net realized gain	1,587,607
Net change in unrealized appreciation (depreciation) on:
Investments	4,151,504
Futures	(190,069)
Net change in unrealized appreciation (depreciation)	3,961,435
Net realized and unrealized gain	5,549,042
Increase in net assets resulting from operations	$8,297,944
See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
FROM OPERATIONS:
Net investment income	$2,748,902	$5,186,708
Net realized gain	1,587,607	9,035,602
Net change in unrealized appreciation (depreciation)	3,961,435	4,930,491
Increase in net assets resulting from operations	8,297,944	19,152,801
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(14,470)	(88,148)
Class I	(384,564)	(462,991)
Class P	(2,681,119)	(13,677,073)
Class R6	(1,044)	(7,737)
Class SMA	(63,386)	(313,909)
Class W	(5,789)	(12,256)
Total distributions	(3,150,372)	(14,562,114)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,934,015	32,444,653
Reinvestment of distributions	3,086,932	14,247,099
	27,020,947	46,691,752
Cost of shares redeemed	(6,707,891)	(6,982,146)
Net increase in net assets resulting from capital share transactions	20,313,056	39,709,606
Net increase in net assets	25,460,628	44,300,293
NET ASSETS:
Beginning of year or period	203,302,301	159,002,008
End of year or period	$228,762,929	$203,302,301
See Accompanying Notes to Financial Statements
6

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-21+	11.04	0.10•	0.29	0.39	0.12	—	—	0.12	—	11.31	3.58	1.05	0.90	0.90	1.78	1,488	134
03-31-21	10.60	0.22•	1.02	1.24	0.24	0.56	—	0.81	—	11.04	11.53	1.03	0.90	0.90	1.90	1,329	349
03-31-20	10.68	0.28•	0.25	0.53	0.29	0.32	—	0.61	—	10.60	4.80	1.05	0.90	0.90	2.55	421	553
03-31-19	10.61	0.34	0.10	0.44	0.33	0.04	—	0.37	—	10.68	4.35	1.10	0.90	0.90	3.23	223	501
03-31-18	10.83	0.31	0.01	0.32	0.31	0.23	—	0.54	—	10.61	2.83	1.06	0.91	0.91	2.94	209	425
08-03-16(4) - 03-31-17	11.09	0.22•	(0.24)	(0.02)	0.20	0.04	—	0.24	—	10.83	(0.19)	1.65	0.90	0.90	3.09	71	321
Class I
09-30-21+	11.05	0.12•	0.29	0.41	0.14	—	—	0.14	—	11.32	3.71	0.65	0.65	0.65	2.03	40,650	134
03-31-21	10.61	0.24•	1.03	1.27	0.27	0.56	—	0.83	—	11.05	11.80	0.64	0.64	0.64	2.11	20,147	349
03-31-20	10.68	0.32•	0.25	0.57	0.32	0.32	—	0.64	—	10.61	5.16	0.65	0.65	0.65	2.84	1,595	553
03-31-19	10.61	0.36•	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4.60	0.69	0.65	0.65	3.50	2,327	501
03-31-18	10.83	0.34	0.01	0.35	0.34	0.23	—	0.57	—	10.61	3.08	0.71	0.66	0.66	3.17	1,201	425
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0.12)	1.71	0.65	0.65	3.22	3	321
Class P
09-30-21+	11.03	0.15•	0.30	0.45	0.17	—	—	0.17	—	11.31	4.06	0.60	0.10	0.10	2.59	182,094	134
03-31-21	10.59	0.32•	1.01	1.33	0.33	0.56	—	0.89	—	11.03	12.38	0.60	0.10	0.10	2.79	177,411	349
03-31-20	10.67	0.37•	0.25	0.62	0.38	0.32	—	0.70	—	10.59	5.60	0.63	0.13	0.13	3.35	153,075	553
03-31-19	10.60	0.41	0.12	0.53	0.42	0.04	—	0.46	—	10.67	5.17	0.66	0.15	0.15	3.99	144,945	501
03-31-18	10.83	0.40	0.00*	0.40	0.40	0.23	—	0.63	—	10.60	3.57	0.65	0.15	0.15	3.69	137,783	425
03-31-17	10.71	0.40	0.15	0.55	0.39	0.04	—	0.43	—	10.83	5.18	0.61	0.11	0.11	3.67	133,037	321
Class R6
09-30-21+	11.04	0.12•	0.30	0.42	0.14	—	—	0.14	—	11.32	3.81	1.37	0.63	0.63	2.06	87	134
03-31-21	10.61	0.27•	0.99	1.26	0.27	0.56	—	0.84	—	11.04	11.72	1.41	0.63	0.63	2.28	80	349
03-31-20	10.68	0.31•	0.27	0.58	0.33	0.32	—	0.65	—	10.61	5.18	1.35	0.63	0.63	2.82	87	553
03-31-19	10.61	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4.63	1.90	0.63	0.63	3.51	3	501
03-31-18	10.83	0.35	0.00*	0.35	0.34	0.23	—	0.57	—	10.61	3.12	1.78	0.64	0.64	3.19	3	425
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0.12)	1.64	0.63	0.63	3.23	3	321
Class SMA
09-30-21+	11.03	0.15•	0.30	0.45	0.18	—	—	0.18	—	11.30	4.05	0.65	0.00*	0.00*	2.68	3,825	134
03-31-21	10.59	0.34•	1.01	1.35	0.35	0.56	—	0.91	—	11.03	12.55	0.66	0.00*	0.00*	2.90	4,008	349
03-31-20	10.68	0.39•	0.24	0.63	0.40	0.32	—	0.72	—	10.59	5.66	0.68	0.00*	0.00*	3.47	3,821	553
03-31-19	10.60	0.43	0.12	0.55	0.43	0.04	—	0.47	—	10.68	5.39	0.73	0.00*	0.00*	4.13	3,369	501
03-31-18	10.82	0.42	0.00*	0.42	0.41	0.23	—	0.64	—	10.60	3.75	0.71	0.00*	0.00*	3.84	3,471	425
03-31-17	10.70	0.41	0.15	0.56	0.40	0.04	—	0.44	—	10.82	5.27	0.66	0.00	0.00	3.77	2,826	321
See Accompanying Notes to Financial Statements
7

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class W
09-30-21+	11.02	0.12•	0.29	0.41	0.14	—	—	0.14	—	11.29	3.71	0.80	0.65	0.65	2.04	618	134
03-31-21	10.59	0.25•	1.01	1.26	0.27	0.56	—	0.83	—	11.02	11.72	0.78	0.65	0.65	2.16	327	349
03-31-20	10.67	0.31•	0.25	0.56	0.32	0.32	—	0.64	—	10.59	5.07	0.80	0.65	0.65	2.83	3	553
03-31-19	10.60	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.67	4.61	0.85	0.65	0.65	3.50	3	501
08-01-17(4) - 03-31-18	11.16	0.23•	(0.33)	(0.10)	0.23	0.23	—	0.46	—	10.60	(1.03)	0.81	0.66	0.66	3.15	3	425

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class I, Class P, Class R6, Class SMA and Class W. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any. Class SMA is closed to new shareholders.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2021, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy.Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2021, the Fund had an average notional value of $20,586,292 and $12,740,289 on futures contracts purchased and sold, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at September 30, 2021.
E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2021, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
Purchases	Sales
$164,333,554	$148,308,736
U.S. government securities not included above were as follows:
Purchases	Sales
$141,271,684	$139,217,978
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund through August 1, 2022. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Fund have a plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended September 30, 2021, the Distributor retained the following amounts in sales charges:
Class A
Initial Sales Charges	$455
Contingent Deferred Sales Charges	—

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2021, the following affiliated investment company owned more than 5% of the Fund:
Affiliated Investment Company	Percentage
Voya Intermediate Bond Portfolio	78.26%
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2021, the Fund did not pay any amounts for affiliated recordkeeping services.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Class A	Class I	Class P	Class R6	Class SMA(1)	Class W
0.90%	0.65%	0.15%	0.63%	0.00%	0.65%

(1)
The Investment Adviser is absorbing and/or reimbursing all operating expenses of Class SMA, except certain extraordinary expenses. Class SMA is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with the Investment Adviser. Participants in a wrap program, pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.

With the exception of the non-recoupable Class P management fee waiver for the Fund, the Investment
Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of September 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
September 30,
2022	2023	2024	Total
$28,614	$25,216	$26,734	$80,564
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of September 30, 2021, are as follows:
	September 30,
	2022	2023	2024	Total
Class A	$375	$761	$1,870	$3,006
Class I	405	—	—	405
Class R6	246	736	661	1,643
Class W	7	61	465	533
The Expense Limitation Agreement is contractual through August 1, 2022 for Classes A, I, P, R6 and W shares and shall renew automatically for one-year terms. The Expense Limitation Agreement is contractual for an indefinite term for Class SMA shares. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 14, 2021, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund did not utilize the line of credit during the period ended September 30, 2021.

NOTE 9 — CAPITAL SHARES TRANSACTIONS
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
9/30/2021	47,166	—	1,273	(37,325)	11,114	538,225	—	14,418	(420,847)	131,796
3/31/2021	111,330	—	7,575	(38,133)	80,772	1,316,161	—	87,813	(442,014)	961,960
Class I
9/30/2021	1,995,587	—	33,852	(263,097)	1,766,342	22,505,554	—	384,562	(2,987,742)	19,902,374
3/31/2021	1,955,026	—	40,106	(321,762)	1,673,370	22,437,942	—	462,960	(3,684,302)	19,216,600
Class P
9/30/2021	—	—	236,834	(215,633)	21,201	—	—	2,681,119	(2,400,000)	281,119
3/31/2021	600,336	—	1,179,864	(148,612)	1,631,587	7,150,000	—	13,677,073	(1,650,087)	19,176,986
Class R6
9/30/2021	436	—	92	(25)	503	4,933	—	1,044	(285)	5,692
3/31/2021	6,670	—	653	(8,269)	(946)	76,878	—	7,581	(95,758)	(11,299)
Class SMA
9/30/2021	52,251	—	—	(77,225)	(24,974)	585,372	—	—	(875,799)	(290,427)
3/31/2021	76,906	—	—	(74,108)	2,798	881,434	—	—	(855,281)	26,153
Class W
9/30/2021	26,634	—	511	(2,036)	25,109	299,931	—	5,789	(23,218)	282,502
3/31/2021	49,899	—	1,010	(21,576)	29,333	582,238	—	11,672	(254,704)	339,206
NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended March 31, 2021		Year Ended March 31, 2020
Ordinary Income	Long-term Capital Gain	Ordinary Income
$12,102,102	$2,460,012	$10,018,029
The tax-basis components of distributable earnings as of March 31, 2021 were:
Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Other	Total Distributable Earnings/ (Loss)
$201,258	$1,144,888	$1,966,346	$—	$(13,905)	$3,298,587
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

15

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

As of September 30, 2021, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.
The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2021:
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$674,151	$(674,151)	$—
Daiwa Capital Markets America Inc.	202,890	(202,890)	—
HSBC Securities (USA) Inc.	210,597	(210,597)	—
Janney Montgomery Scott LLC	170,998	(170,998)	—
J.P. Morgan Securities LLC	270,524	(270,524)	—
Morgan Stanley & Co. LLC	200,258	(200,258)	—
Total	$1,729,418	$(1,729,418)	$—

(1)
Cash Collateral with a fair value of $1,774,732 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and

16

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 13 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU  2020-04”), Reference Rate Reform (Topic 848) —  Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 15 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2021, the Fund declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0177	November 1, 2021	Daily
Class I	$0.0201	November 1, 2021	Daily
Class P	$0.0250	November 1, 2021	Daily
Class R6	$0.0203	November 1, 2021	Daily
Class SMA	$0.0264	November 1, 2021	Daily
Class W	$0.0200	November 1, 2021	Daily
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.8%
		Basic Materials: 2.5%
200,000	(1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$198,963	0.1
200,000	(1)	Anglo American Capital PLC, 2.875%, 03/17/2031	200,898	0.1
225,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	271,705	0.1
132,000		Dow Chemical Co., 4.375%, 11/15/2042	155,785	0.1
271,000	(2)	Dow Chemical Co/The, 2.100%, 11/15/2030	268,716	0.1
251,000		Dow Chemical Co/The, 5.550%, 11/30/2048	348,870	0.2
741,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	740,293	0.3
554,000	(1)	Georgia-Pacific LLC, 0.950%, 05/15/2026	547,265	0.2
250,000	(1)	Georgia-Pacific LLC, 2.100%, 04/30/2027	257,574	0.1
80,000		Mosaic Co/The, 4.875%, 11/15/2041	95,116	0.0
481,000		Mosaic Co/The, 5.450%, 11/15/2033	604,529	0.3
65,000		Mosaic Co/The, 5.625%, 11/15/2043	86,042	0.0
174,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	185,081	0.1
184,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	211,042	0.1
319,000		Nutrien Ltd., 2.950%, 05/13/2030	337,327	0.2
453,000		Nutrien Ltd., 3.500%, 06/01/2023	471,960	0.2
212,000		Nutrien Ltd., 3.950%, 05/13/2050	241,559	0.1
530,000		PPG Industries, Inc., 1.200%, 03/15/2026	527,978	0.2
			5,750,703	2.5
		Communications: 11.1%
162,000		Amazon.com, Inc., 2.100%, 05/12/2031	164,207	0.1
583,000		Amazon.com, Inc., 3.100%, 05/12/2051	610,648	0.3
327,000		Amazon.com, Inc., 3.250%, 05/12/2061	348,585	0.2
250,000		AT&T, Inc., 1.700%, 03/25/2026	253,158	0.1
443,000		AT&T, Inc., 3.500%, 06/01/2041	455,420	0.2
997,000		AT&T, Inc., 3.550%, 09/15/2055	985,195	0.4
845,000		AT&T, Inc., 3.650%, 09/15/2059	844,330	0.4
307,000		AT&T, Inc., 3.800%, 12/01/2057	314,276	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
719,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 02/01/2031	$732,373	0.3
811,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	836,344	0.4
411,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 06/01/2033	418,797	0.2
40,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	39,178	0.0
212,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	202,641	0.1
375,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	362,312	0.2
102,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	114,670	0.1
160,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 07/01/2049	188,534	0.1
39,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	53,110	0.0
587,000	(1)	Comcast Corp., 2.887%, 11/01/2051	564,034	0.2
105,000		Comcast Corp., 3.200%, 07/15/2036	111,947	0.1
467,000		Comcast Corp., 3.250%, 11/01/2039	493,549	0.2
212,000		Comcast Corp., 3.900%, 03/01/2038	240,984	0.1
190,000		Comcast Corp., 4.000%, 08/15/2047	217,570	0.1
320,000		Comcast Corp., 5.650%, 06/15/2035	428,191	0.2
46,000		Comcast Corp., 6.500%, 11/15/2035	66,146	0.0

See Accompanying Notes to Financial Statements
18

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
395,000		Corning, Inc., 5.450%, 11/15/2079	$537,418	0.2
408,000		Discovery Communications LLC, 2.950%, 03/20/2023	422,186	0.2
83,000		Discovery Communications LLC, 3.450%, 03/15/2025	88,780	0.0
272,000		Discovery Communications LLC, 4.875%, 04/01/2043	327,045	0.1
260,000		Discovery Communications LLC, 5.300%, 05/15/2049	325,361	0.1
382,000	(1)	NBN Co. Ltd., 1.450%, 05/05/2026	380,667	0.2
205,000	(1)	NBN Co. Ltd., 1.625%, 01/08/2027	204,467	0.1
215,000	(1)	NBN Co. Ltd., 2.500%, 01/08/2032	214,201	0.1
363,000		Orange SA, 9.000%, 03/01/2031	565,451	0.2
180,000		Time Warner Entertainment Co. L.P., 8.375%, 07/15/2033	267,654	0.1
424,000		T-Mobile USA, Inc., 2.250%, 02/15/2026	429,300	0.2
106,000		T-Mobile USA, Inc., 2.550%, 02/15/2031	106,447	0.0
243,000		T-Mobile USA, Inc., 2.625%, 04/15/2026	248,771	0.1
444,000		T-Mobile USA, Inc., 2.625%, 02/15/2029	449,243	0.2
507,000		T-Mobile USA, Inc., 2.875%, 02/15/2031	511,943	0.2
378,000		T-Mobile USA, Inc., 3.375%, 04/15/2029	394,821	0.2
373,000		T-Mobile USA, Inc., 3.500%, 04/15/2031	393,845	0.2
250,000	(1)	T-Mobile USA, Inc., 3.500%, 04/15/2031	263,971	0.1
300,000		TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	304,835	0.1
1,629,000	(1)	Verizon Communications, Inc., 2.355%, 03/15/2032	1,611,954	0.7
127,000		Verizon Communications, Inc., 2.650%, 11/20/2040	119,491	0.1
144,000		Verizon Communications, Inc., 2.987%, 10/30/2056	133,290	0.1
1,693,000		Verizon Communications, Inc., 3.700%, 03/22/2061	1,791,588	0.8
169,000		Verizon Communications, Inc., 4.329%, 09/21/2028	194,435	0.1
1,848,000		Verizon Communications, Inc., 4.500%, 08/10/2033	2,202,310	1.0
70,000		Verizon Communications, Inc., 4.522%, 09/15/2048	85,991	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
444,000		Verizon Communications, Inc., 4.812%, 03/15/2039	$551,362	0.2
48,000		Verizon Communications, Inc., 4.862%, 08/21/2046	61,204	0.0
86,000		ViacomCBS, Inc., 5.500%, 05/15/2033	109,060	0.0
251,000		ViacomCBS, Inc., 5.850%, 09/01/2043	342,646	0.2
339,000		Vodafone Group PLC, 5.125%, 06/19/2059	443,379	0.2
1,014,000	(3)	Vodafone Group PLC, 5.125%, 06/04/2081	1,045,535	0.5
135,000		Walt Disney Co/The, 1.750%, 01/13/2026	138,580	0.1
93,000		Walt Disney Co/The, 2.000%, 09/01/2029	93,897	0.0
52,000		Walt Disney Co/The, 4.625%, 03/23/2040	65,366	0.0
249,000		Walt Disney Co/The, 4.750%, 11/15/2046	326,120	0.1
197,000		Walt Disney Co/The, 6.550%, 03/15/2033	277,039	0.1
144,000		Walt Disney Co/The, 7.750%, 01/20/2024	166,743	0.1
165,000		Walt Disney Co/The, 8.500%, 02/23/2025	204,297	0.1
			25,446,892	11.1
		Consumer, Cyclical: 4.5%
380,626	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	424,833	0.2
110,922		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	108,273	0.1
67,293		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	69,862	0.0
7,966		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	7,966	0.0
647,656		American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	647,154	0.3
333,594		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	345,362	0.2
46,000	(1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	48,415	0.0
46,000	(1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	49,623	0.0

See Accompanying Notes to Financial Statements
19

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
360,239		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	$380,147	0.2
500,729		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	520,618	0.2
228,320		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	229,702	0.1
266,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	284,698	0.1
513,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	572,312	0.3
111,000		General Motors Co., 5.950%, 04/01/2049	146,506	0.1
564,000		General Motors Co., 6.750%, 04/01/2046	805,567	0.4
426,000		Hasbro, Inc., 3.000%, 11/19/2024	451,292	0.2
805,000		Home Depot, Inc./The, 2.750%, 09/15/2051	784,887	0.3
486,000		Home Depot, Inc./The, 3.300%, 04/15/2040	527,126	0.2
99,000		McDonald’s Corp., 4.200%, 04/01/2050	118,192	0.1
105,000		McDonald’s Corp., 5.700%, 02/01/2039	144,940	0.1
200,000	(1)	Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	217,742	0.1
151,563		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	160,234	0.1
71,172		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	76,538	0.0
133,899		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	141,115	0.1
455,215		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	475,742	0.2
42,934		United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 09/01/2031	43,611	0.0
16,405		United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 02/25/2033	17,470	0.0
183,640		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	205,875	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
63,529		United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 07/15/2027	$67,371	0.0
75,000	(1)	United Airlines, Inc., 4.375%, 04/15/2026	77,063	0.0
50,000	(1)	United Airlines, Inc., 4.625%, 04/15/2029	51,735	0.0
475,847		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	501,352	0.2
663,099		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	665,803	0.3
194,570		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	200,956	0.1
301,568		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	307,604	0.1
241,000		WW Grainger, Inc., 3.750%, 05/15/2046	276,533	0.1
			10,154,219	4.5
		Consumer, Non-cyclical: 15.6%
90,000		AbbVie, Inc., 2.950%, 11/21/2026	96,452	0.0
437,000		AbbVie, Inc., 3.200%, 05/14/2026	471,735	0.2
513,000		AbbVie, Inc., 3.200%, 11/21/2029	553,094	0.2
253,000		AbbVie, Inc., 3.450%, 03/15/2022	255,272	0.1
470,000		AbbVie, Inc., 4.050%, 11/21/2039	540,674	0.2
157,000		AbbVie, Inc., 4.250%, 11/21/2049	186,206	0.1
23,000		AbbVie, Inc., 4.450%, 05/14/2046	27,754	0.0
367,000		AbbVie, Inc., 4.500%, 05/14/2035	439,170	0.2
331,000		AbbVie, Inc., 4.625%, 10/01/2042	401,252	0.2
468,000		Altria Group, Inc., 2.450%, 02/04/2032	448,768	0.2
294,000		Altria Group, Inc., 3.400%, 05/06/2030	311,274	0.1
404,000		Altria Group, Inc., 3.700%, 02/04/2051	381,116	0.2
58,000		Altria Group, Inc., 4.800%, 02/14/2029	66,705	0.0
256,000		Amgen, Inc., 2.200%, 02/21/2027	265,024	0.1
103,000		Amgen, Inc., 2.300%, 02/25/2031	103,395	0.0

See Accompanying Notes to Financial Statements
20

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
174,000	Amgen, Inc., 2.450%, 02/21/2030	$177,838	0.1
426,000	Amgen, Inc., 3.150%, 02/21/2040	430,437	0.2
820,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 3.650%, 02/01/2026	899,840	0.4
974,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,199,085	0.5
296,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	345,830	0.1
372,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	436,022	0.2
209,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	246,264	0.1
131,000	Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	177,722	0.1
230,000	Anthem, Inc., 2.875%, 09/15/2029	242,240	0.1
82,000	Anthem, Inc., 4.550%, 03/01/2048	101,150	0.0
197,000	Anthem, Inc., 4.625%, 05/15/2042	242,115	0.1
132,000	Anthem, Inc., 5.100%, 01/15/2044	171,054	0.1
147,000	Archer-Daniels-Midland Co., 2.700%, 09/15/2051	143,919	0.1
961,000	AstraZeneca PLC, 0.700%, 04/08/2026	941,274	0.4
371,000	AstraZeneca PLC, 3.375%, 11/16/2025	404,986	0.2
925,000	BAT Capital Corp., 2.726%, 03/25/2031	911,648	0.4
290,000	BAT Capital Corp., 3.215%, 09/06/2026	309,333	0.1
413,000	BAT Capital Corp., 3.984%, 09/25/2050	398,072	0.2
304,000	Boston Scientific Corp., 4.700%, 03/01/2049	389,018	0.2
187,000	Bristol-Myers Squibb Co., 1.125%, 11/13/2027	185,471	0.1
187,000	Bristol-Myers Squibb Co., 2.550%, 11/13/2050	175,869	0.1
381,000	Bristol-Myers Squibb Co., 3.200%, 06/15/2026	415,572	0.2
42,000	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	46,331	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
123,000		Bristol-Myers Squibb Co., 4.250%, 10/26/2049	$152,774	0.1
226,000		Bristol-Myers Squibb Co., 4.550%, 02/20/2048	290,230	0.1
30,000		Bristol-Myers Squibb Co., 5.000%, 08/15/2045	40,373	0.0
413,000		Centene Corp., 2.450%, 07/15/2028	415,581	0.2
210,000		Centene Corp., 2.625%, 08/01/2031	208,843	0.1
314,000		Cigna Corp., 3.200%, 03/15/2040	323,703	0.1
541,000		Cigna Corp., 4.800%, 08/15/2038	662,639	0.3
144,000		Cigna Corp., 4.900%, 12/15/2048	184,332	0.1
510,000	(1)	Coca-Cola Europacific Partners PLC, 0.500%, 05/05/2023	509,599	0.2
621,000	(1)	Coca-Cola Europacific Partners PLC, 0.800%, 05/03/2024	619,224	0.3
377,000	(1)	Coca-Cola Europacific Partners PLC, 1.500%, 01/15/2027	374,478	0.2
223,000		CVS Health Corp., 1.300%, 08/21/2027	219,664	0.1
274,000		CVS Health Corp., 2.125%, 09/15/2031	269,409	0.1
244,000		CVS Health Corp., 2.700%, 08/21/2040	233,197	0.1
768,000		CVS Health Corp., 4.780%, 03/25/2038	942,585	0.4
336,000		CVS Health Corp., 5.050%, 03/25/2048	433,259	0.2
424,000		Diageo Capital PLC, 2.125%, 10/24/2024	442,112	0.2
662,000		Diageo Capital PLC, 3.500%, 09/18/2023	700,665	0.3
639,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	639,033	0.3
714,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	768,615	0.3
358,000		HCA, Inc., 4.125%, 06/15/2029	400,175	0.2
274,000		HCA, Inc., 4.750%, 05/01/2023	291,229	0.1
489,000		HCA, Inc., 5.250%, 06/15/2049	625,215	0.3
471,000		HCA, Inc., 5.875%, 02/01/2029	566,584	0.2
202,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 2.200%, 06/01/2030	201,888	0.1

See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
283,000		Hershey Co/The, 3.125%, 11/15/2049	$300,886	0.1
235,000		Hormel Foods Corp., 1.700%, 06/03/2028	236,330	0.1
314,000		Hormel Foods Corp., 3.050%, 06/03/2051	327,630	0.1
330,000		Humana, Inc., 4.625%, 12/01/2042	405,717	0.2
660,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	673,036	0.3
409,000		J M Smucker Co/The, 2.125%, 03/15/2032	399,602	0.2
286,000		J M Smucker Co/The, 2.750%, 09/15/2041	277,468	0.1
267,000		Johnson & Johnson, 3.625%, 03/03/2037	308,149	0.1
404,000		Kroger Co/The, 2.200%, 05/01/2030	406,373	0.2
384,000	(1)	Mars, Inc., 2.375%, 07/16/2040	367,311	0.2
502,000		Mylan, Inc., 5.200%, 04/15/2048	619,044	0.3
26,000		Mylan, Inc., 5.400%, 11/29/2043	32,220	0.0
602,000	(1)	Nestle Holdings, Inc., 1.500%, 09/14/2028	595,354	0.3
200,000	(1)	Nestle Holdings, Inc., 2.625%, 09/14/2051	195,926	0.1
401,000		PerkinElmer, Inc., 3.300%, 09/15/2029	432,603	0.2
101,000		Pfizer, Inc., 3.900%, 03/15/2039	118,302	0.1
200,000		Quanta Services, Inc., 0.950%, 10/01/2024	200,120	0.1
200,000		Quanta Services, Inc., 2.350%, 01/15/2032	195,890	0.1
38,000		RELX Capital, Inc., 3.500%, 03/16/2023	39,604	0.0
493,000		Royalty Pharma PLC, 1.200%, 09/02/2025	490,100	0.2
380,000		Royalty Pharma PLC, 1.750%, 09/02/2027	378,689	0.2
251,000		Royalty Pharma PLC, 3.300%, 09/02/2040	250,616	0.1
206,000		S&P Global, Inc., 1.250%, 08/15/2030	194,127	0.1
249,000		STERIS Irish FinCo UnLtd. Co., 3.750%, 03/15/2051	269,254	0.1
200,000		Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	203,349	0.1
200,000	(2)	Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	209,209	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
250,000		Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	$298,867	0.1
594,000	(1)	Triton Container International Ltd., 0.800%, 08/01/2023	593,698	0.3
510,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	515,411	0.2
295,000		Unilever Capital Corp., 1.750%, 08/12/2031	287,779	0.1
190,000		Unilever Capital Corp., 2.625%, 08/12/2051	183,450	0.1
327,000	(2)	UnitedHealth Group, Inc., 1.150%, 05/15/2026	327,384	0.1
98,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	98,416	0.0
409,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	423,131	0.2
146,000		UnitedHealth Group, Inc., 3.250%, 05/15/2051	154,662	0.1
142,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	156,929	0.1
179,000		UnitedHealth Group, Inc., 3.700%, 08/15/2049	203,584	0.1
39,000		UnitedHealth Group, Inc., 4.450%, 12/15/2048	49,512	0.0
157,000	(1)	Viatris, Inc., 3.850%, 06/22/2040	168,654	0.1
47,000	(1)	Viatris, Inc., 4.000%, 06/22/2050	50,057	0.0
			35,692,830	15.6
		Energy: 8.2%
68,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	65,510	0.0
478,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	476,762	0.2
384,000		BP Capital Markets America, Inc., 3.410%, 02/11/2026	418,700	0.2
487,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	549,904	0.2
299,000	(1)	Cameron LNG LLC, 2.902%, 07/15/2031	317,224	0.1
286,000		Cenovus Energy, Inc./CA, 3.750%, 02/15/2052	278,321	0.1
416,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	451,692	0.2

See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
65,000		Chevron USA, Inc., 3.250%, 10/15/2029	$71,220	0.0
381,000		Chevron USA, Inc., 4.200%, 10/15/2049	465,003	0.2
723,000		Cimarex Energy Co., 3.900%, 05/15/2027	791,555	0.3
152,000		Cimarex Energy Co., 4.375%, 03/15/2029	171,934	0.1
503,000	(1)	ConocoPhillips, 2.400%, 02/15/2031	512,080	0.2
185,000		Diamondback Energy, Inc., 3.125%, 03/24/2031	192,238	0.1
152,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	162,851	0.1
475,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	508,297	0.2
140,000		Diamondback Energy, Inc., 4.400%, 03/24/2051	159,077	0.1
45,000		Diamondback Energy, Inc., 4.750%, 05/31/2025	50,292	0.0
363,000		Energy Transfer L.P., 5.300%, 04/15/2047	425,982	0.2
201,000		Energy Transfer L.P., 5.400%, 10/01/2047	239,908	0.1
737,000	(3)	Energy Transfer L.P., 6.500%, 12/31/2199	769,332	0.3
290,000	(3)	Energy Transfer L.P., 7.125%, 12/31/2199	304,863	0.1
131,000		Enterprise Products Operating LLC, 3.300%, 02/15/2053	127,989	0.1
309,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	335,429	0.1
80,000		Exxon Mobil Corp., 2.019%, 08/16/2024	83,266	0.0
354,000		Exxon Mobil Corp., 2.275%, 08/16/2026	372,303	0.2
73,000		Exxon Mobil Corp., 2.440%, 08/16/2029	76,174	0.0
165,000		Exxon Mobil Corp., 2.610%, 10/15/2030	172,830	0.1
152,000		Exxon Mobil Corp., 2.995%, 08/16/2039	157,318	0.1
525,000		Exxon Mobil Corp., 4.227%, 03/19/2040	623,820	0.3
259,000		Hess Corp., 4.300%, 04/01/2027	287,857	0.1
583,000		Hess Corp., 5.600%, 02/15/2041	729,597	0.3
205,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	240,195	0.1
283,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	339,279	0.2
200,000		MPLX L.P., 1.750%, 03/01/2026	201,363	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
231,000		MPLX L.P., 2.650%, 08/15/2030	$231,965	0.1
236,000		MPLX L.P., 4.000%, 02/15/2025	256,382	0.1
125,000		MPLX L.P., 4.700%, 04/15/2048	144,595	0.1
611,000		MPLX L.P., 5.200%, 03/01/2047	742,204	0.3
88,000		MPLX L.P., 5.200%, 12/01/2047	107,119	0.0
162,000		MPLX L.P., 5.500%, 02/15/2049	205,714	0.1
159,000		ONEOK Partners L.P., 6.125%, 02/01/2041	204,721	0.1
186,000		Phillips 66, 0.900%, 02/15/2024	186,051	0.1
420,000	(2)	Phillips 66, 2.150%, 12/15/2030	410,053	0.2
382,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	402,146	0.2
139,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.300%, 01/31/2043	143,065	0.1
80,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	89,499	0.0
58,000		Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	65,406	0.0
654,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	730,707	0.3
148,000		Sabine Pass Liquefaction LLC, 4.500%, 05/15/2030	170,689	0.1
497,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	506,589	0.2
135,000		Shell International Finance BV, 4.125%, 05/11/2035	159,410	0.1
387,000		Shell International Finance BV, 4.000%, 05/10/2046	456,030	0.2
226,000		TotalEnergies Capital International SA, 2.829%, 01/10/2030	241,131	0.1
178,000		TotalEnergies Capital International SA, 2.986%, 06/29/2041	181,202	0.1
86,000		TotalEnergies Capital International SA, 3.127%, 05/29/2050	86,616	0.0
103,000		TotalEnergies Capital International SA, 3.386%, 06/29/2060	108,231	0.1
139,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	148,684	0.1

See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
364,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	$397,245	0.2
291,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	360,809	0.2
461,000		Williams Partners L.P., 3.600%, 03/15/2022	465,198	0.2
461,000		Williams Partners L.P., 3.750%, 06/15/2027	507,954	0.2
			18,839,580	8.2
		Financial: 28.9%
600,000	(3)	ABN AMRO Bank NV, 4.400%, 03/27/2028	627,764	0.3
422,000		Alexandria Real Estate Equities, Inc., 1.875%, 02/01/2033	397,494	0.2
1,495,000		American Homes 4 Rent L.P., 4.250%, 02/15/2028	1,694,010	0.7
302,000		American International Group, Inc., 3.400%, 06/30/2030	329,758	0.1
982,000		American International Group, Inc., 3.900%, 04/01/2026	1,089,930	0.5
195,000		American International Group, Inc., 4.200%, 04/01/2028	222,355	0.1
246,000		American International Group, Inc., 6.250%, 05/01/2036	343,267	0.1
210,000		American Tower Corp., 3.600%, 01/15/2028	228,801	0.1
35,000		American Tower Corp., 4.400%, 02/15/2026	39,124	0.0
192,000		Arthur J Gallagher & Co., 3.500%, 05/20/2051	205,937	0.1
566,000		Assurant, Inc., 2.650%, 01/15/2032	561,782	0.2
156,000		Assurant, Inc., 3.700%, 02/22/2030	169,594	0.1
758,000	(1)(3)	Australia & New Zealand Banking Group Ltd./United Kingdom, 6.750%, 12/31/2199	884,923	0.4
160,000		AvalonBay Communities, Inc., 3.300%, 06/01/2029	174,851	0.1
202,000	(1)	Aviation Capital Group LLC, 1.950%, 09/20/2026	199,943	0.1
209,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	218,140	0.1
190,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	202,939	0.1
258,000	(1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	255,481	0.1
176,000	(1)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	175,668	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
169,000	(1)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	$173,951	0.1
400,000	(3)	Banco Santander SA, 4.750%, 12/31/2199	408,428	0.2
200,000	(3)	Banco Santander SA, 7.500%, 12/31/2199	218,558	0.1
168,000	(3)	Bank of America Corp., 0.976%, 04/22/2025	168,950	0.1
198,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	198,333	0.1
545,000	(3)	Bank of America Corp., 1.319%, 06/19/2026	545,068	0.2
410,000	(3)	Bank of America Corp., 1.658%, 03/11/2027	412,510	0.2
1,138,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	1,098,071	0.5
703,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	721,502	0.3
665,000	(3)	Bank of America Corp., 2.299%, 07/21/2032	655,960	0.3
265,000	(3)	Bank of America Corp., 2.592%, 04/29/2031	270,623	0.1
62,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	59,919	0.0
814,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	829,342	0.4
305,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	324,684	0.1
184,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	199,558	0.1
283,000	(3)	Bank of America Corp., 4.078%, 04/23/2040	326,100	0.1
179,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	212,068	0.1
351,000		Bank of America Corp., 4.250%, 10/22/2026	395,377	0.2
451,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	511,729	0.2
314,000		Bank of America Corp., 6.110%, 01/29/2037	423,809	0.2
290,000		Bank of Nova Scotia/The, 0.700%, 04/15/2024	290,085	0.1
140,000	(3)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	150,850	0.1
525,000	(1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	504,789	0.2
392,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	373,532	0.2
250,000	(1)	Blackstone Secured Lending Fund, 2.850%, 09/30/2028	248,491	0.1
386,000	(1)	Blue Owl Finance LLC, 3.125%, 06/10/2031	382,063	0.2

See Accompanying Notes to Financial Statements
24

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
494,000	(1)(3)	BNP Paribas SA, 2.871%, 04/19/2032	$504,802	0.2
584,000	(3)	Citigroup, Inc., 0.776%, 10/30/2024	586,350	0.3
231,000	(3)	Citigroup, Inc., 1.678%, 05/15/2024	235,566	0.1
177,000	(3)	Citigroup, Inc., 3.106%, 04/08/2026	187,991	0.1
151,000	(3)	Citigroup, Inc., 4.412%, 03/31/2031	174,434	0.1
507,000		Citigroup, Inc., 4.450%, 09/29/2027	576,970	0.2
345,000		CNO Global Funding, 1.750%, 10/07/2026	345,157	0.2
817,000	(1)(3)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	806,316	0.4
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	554,567	0.2
267,000	(1)(2)(3)	Credit Suisse Group AG, 4.500%, 12/31/2199	262,328	0.1
766,000	(1)(3)	Credit Suisse Group AG, 5.250%, 12/31/2199	803,343	0.3
475,000	(1)(3)	Credit Suisse Group AG, 6.375%, 12/31/2199	522,500	0.2
200,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	202,037	0.1
628,000	(1)(3)	Danske Bank A/S, 3.244%, 12/20/2025	667,362	0.3
235,000	(1)	Danske Bank A/S, 4.375%, 06/12/2028	262,921	0.1
640,000	(1)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	628,940	0.3
203,000		Equinix, Inc., 1.000%, 09/15/2025	200,294	0.1
592,000		Equinix, Inc., 2.900%, 11/18/2026	628,254	0.3
650,000		ERP Operating L.P., 3.000%, 07/01/2029	694,359	0.3
361,000		ERP Operating L.P., 3.250%, 08/01/2027	393,279	0.2
171,000		ERP Operating L.P., 4.000%, 08/01/2047	202,622	0.1
204,000		Everest Reinsurance Holdings, Inc., 3.125%, 10/15/2052	199,460	0.1
185,000		GE Capital Funding LLC, 4.050%, 05/15/2027	207,818	0.1
299,000		GE Capital Funding LLC, 4.400%, 05/15/2030	346,629	0.1
332,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	398,755	0.2
268,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	374,505	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
189,000		Goldman Sachs Group, Inc./The, 1.882%, (US0003M + 1.750)%, 10/28/2027	$198,694	0.1
35,000	(3)	Goldman Sachs Group, Inc./The, 2.383%, 07/21/2032	34,676	0.0
328,000	(3)	Goldman Sachs Group, Inc./The, 2.905%, 07/24/2023	334,363	0.1
169,000		Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	181,749	0.1
35,000		Goldman Sachs Group, Inc./The, 6.250%, 02/01/2041	51,062	0.0
149,000		Goldman Sachs Group, Inc., 6.450%, 05/01/2036	205,758	0.1
508,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	728,355	0.3
409,000	(1)	Hartford Financial Services Group, Inc./The, 2.250%, (US0003M + 2.125)%, 02/12/2067	395,708	0.2
363,000		Hartford Financial Services Group, Inc./The, 2.900%, 09/15/2051	350,905	0.2
193,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	263,155	0.1
262,000	(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	260,355	0.1
1,446,000	(3)	HSBC Holdings PLC, 2.013%, 09/22/2028	1,446,863	0.6
1,200,000	(1)	Intesa Sanpaolo SpA, 4.950%, 06/01/2042	1,245,295	0.5
190,000	(3)	JPMorgan Chase & Co., 0.824%, 06/01/2025	190,014	0.1
2,134,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	2,137,435	0.9
797,000	(3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	782,236	0.3
565,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	561,615	0.2
222,000	(3)	JPMorgan Chase & Co., 1.514%, 06/01/2024	225,763	0.1
269,000	(3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	259,695	0.1
243,000	(3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	243,696	0.1
187,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	191,036	0.1

See Accompanying Notes to Financial Statements
25

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
1,442,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	$1,496,107	0.7
64,000	(3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	60,673	0.0
709,000	(3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	719,360	0.3
43,000	(3)	JPMorgan Chase & Co., 2.776%, 04/25/2023	43,581	0.0
376,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	389,201	0.2
367,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	373,441	0.2
298,000	(3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	309,707	0.1
319,000	(3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	334,768	0.1
228,000	(3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	264,607	0.1
589,000	(3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	678,825	0.3
210,000	(1)(3)	Liberty Mutual Group, Inc., 4.125%, 12/15/2051	215,935	0.1
487,000	(1)	Liberty Mutual Group, Inc., 4.300%, 02/01/2061	463,634	0.2
358,000		Life Storage L.P., 2.400%, 10/15/2031	354,826	0.2
317,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	329,006	0.1
106,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	114,319	0.0
512,000	(1)	LSEGA Financing PLC, 1.375%, 04/06/2026	511,334	0.2
453,000	(1)	LSEGA Financing PLC, 2.500%, 04/06/2031	461,601	0.2
200,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	206,829	0.1
866,000		Main Street Capital Corp., 3.000%, 07/14/2026	883,837	0.4
326,000		Main Street Capital Corp., 5.200%, 05/01/2024	353,208	0.2
390,000		Mid-America Apartments L.P., 2.875%, 09/15/2051	377,804	0.2
334,000		Mid-America Apartments L.P., 4.200%, 06/15/2028	382,832	0.2
460,000	(3)	Morgan Stanley, 0.731%, 04/05/2024	461,635	0.2
205,000	(3)	Morgan Stanley, 0.791%, 01/22/2025	205,032	0.1
313,000	(3)	Morgan Stanley, 0.985%, 12/10/2026	307,607	0.1
1,135,000	(3)	Morgan Stanley, 1.512%, 07/20/2027	1,130,124	0.5
326,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	327,160	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
373,000	(3)	Morgan Stanley, 1.928%, 04/28/2032	$358,005	0.2
685,000	(3)	Morgan Stanley, 2.188%, 04/28/2026	707,528	0.3
1,497,000	(3)	Morgan Stanley, 2.239%, 07/21/2032	1,472,169	0.6
371,000	(3)	Morgan Stanley, 2.720%, 07/22/2025	388,856	0.2
1,416,000	(3)	Morgan Stanley, 3.622%, 04/01/2031	1,561,466	0.7
93,000		Morgan Stanley, 3.625%, 01/20/2027	102,576	0.0
630,000	(3)	NatWest Group PLC, 3.032%, 11/28/2035	631,380	0.3
575,000	(3)	NatWest Group PLC, 4.269%, 03/22/2025	620,646	0.3
200,000	(1)(3)	Nordea Bank Abp, 3.750%, 12/31/2199	197,250	0.1
273,000	(1)	Northwestern Mutual Global Funding, 0.800%, 01/14/2026	268,292	0.1
380,000	(1)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	381,646	0.2
459,000		Oaktree Specialty Lending Corp., 2.700%, 01/15/2027	460,773	0.2
343,000		Old Republic International Corp., 3.850%, 06/11/2051	371,285	0.2
327,000		Prospect Capital Corp., 3.437%, 10/15/2028	318,285	0.1
218,000		Sabra Health Care L.P., 3.200%, 12/01/2031	213,774	0.1
310,000	(1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	326,415	0.1
573,000		Truist Bank, 0.766%, (US0003M + 0.650)%, 03/15/2028	556,912	0.2
417,000	(3)	Truist Financial Corp., 1.267%, 03/02/2027	415,711	0.2
400,000	(3)	Truist Financial Corp., 1.887%, 06/07/2029	399,972	0.2
685,000		UBS AG, 5.125%, 05/15/2024	750,123	0.3
399,000	(1)(3)	UBS Group AG, 3.875%, 12/31/2199	399,255	0.2
608,000	(1)(3)	UBS Group AG, 4.375%, 12/31/2199	615,722	0.3
221,000	(3)	UBS Group AG, 5.125%, 12/31/2199	240,187	0.1
226,000	(1)(3)	UniCredit SpA, 3.127%, 06/03/2032	229,182	0.1

See Accompanying Notes to Financial Statements
26

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
234,000		Unum Group, 4.125%, 06/15/2051	$237,460	0.1
413,000	(1)	USAA Capital Corp., 0.500%, 05/01/2024	412,063	0.2
224,000		Ventas Realty L.P., 2.500%, 09/01/2031	221,387	0.1
148,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	152,227	0.1
212,000	(3)	Wells Fargo & Co., 5.013%, 04/04/2051	284,924	0.1
315,000		Weyerhaeuser Co., 8.500%, 01/15/2025	387,338	0.2
643,000		XLIT Ltd., 4.450%, 03/31/2025	713,287	0.3
388,000		XLIT Ltd., 5.500%, 03/31/2045	535,820	0.2
			66,071,007	28.9
		Industrial: 5.5%
241,000		Amcor Flexibles North America, Inc., 2.690%, 05/25/2031	247,443	0.1
391,000		Boeing Co/The, 3.250%, 02/01/2028	413,280	0.2
660,000		Boeing Co/The, 4.508%, 05/01/2023	697,433	0.3
314,000		Boeing Co/The, 4.875%, 05/01/2025	349,603	0.2
376,000		Boeing Co/The, 5.705%, 05/01/2040	478,394	0.2
148,000		Boeing Co/The, 5.805%, 05/01/2050	197,627	0.1
58,000		Boeing Co/The, 5.930%, 05/01/2060	79,390	0.0
113,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	139,223	0.1
99,000		Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	120,897	0.1
157,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	205,632	0.1
179,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	242,116	0.1
607,000	(1)	Cellnex Finance Co. SA, 3.875%, 07/07/2041	597,261	0.3
440,000		CSX Corp., 4.650%, 03/01/2068	570,401	0.3
237,578		FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 08/20/2035	235,658	0.1
510,000		FedEx Corp., 3.875%, 08/01/2042	559,893	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial (continued)
100,000		FedEx Corp., 3.900%, 02/01/2035	$113,209	0.1
256,000		FedEx Corp., 4.100%, 04/15/2043	289,832	0.1
268,000		Norfolk Southern Corp., 3.950%, 10/01/2042	310,496	0.1
231,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	244,844	0.1
2,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	2,113	0.0
210,000		Raytheon Technologies Corp., 4.350%, 04/15/2047	252,561	0.1
81,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	98,168	0.0
291,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	357,131	0.2
30,000		Raytheon Technologies Corp., 4.800%, 12/15/2043	38,449	0.0
27,000		Raytheon Technologies Corp., 5.400%, 05/01/2035	35,257	0.0
62,000		Raytheon Technologies Corp., 5.700%, 04/15/2040	84,870	0.0
161,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	226,926	0.1
120,000		Republic Services, Inc., 0.875%, 11/15/2025	118,293	0.1
134,000		Republic Services, Inc., 1.450%, 02/15/2031	125,674	0.1
500,000	(1)	Siemens Financieringsmaatschappij NV, 2.875%, 03/11/2041	507,814	0.2
256,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	258,008	0.1
85,000		Trane Technologies Global Holding Co. Ltd., 3.750%, 08/21/2028	94,587	0.0
163,000		Union Pacific Corp., 3.550%, 08/15/2039	181,961	0.1
60,000		Union Pacific Corp., 3.600%, 09/15/2037	66,953	0.0
93,000	(1)	Union Pacific Corp., 3.799%, 04/06/2071	104,823	0.0
312,000		Union Pacific Corp., 3.839%, 03/20/2060	358,590	0.2
113,000		Union Pacific Corp., 4.100%, 09/15/2067	133,434	0.1
1,995,000		Waste Management, Inc., 1.500%, 03/15/2031	1,875,778	0.8
121,000		Waste Management, Inc., 2.950%, 06/01/2041	124,075	0.1
536,000		WestRock RKT LLC, 4.000%, 03/01/2023	557,185	0.2
325,000		WRKCo, Inc., 3.000%, 06/15/2033	340,779	0.1

See Accompanying Notes to Financial Statements
27

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial (continued)
70,000		WRKCo, Inc., 4.650%, 03/15/2026	$79,563	0.0
447,000		Xylem, Inc./NY, 3.250%, 11/01/2026	485,598	0.2
			12,601,222	5.5
		Technology: 8.5%
246,000		Analog Devices, Inc., 2.800%, 10/01/2041	246,386	0.1
325,000		Analog Devices, Inc., 2.950%, 10/01/2051	325,529	0.1
2,762,000		Apple, Inc., 1.200%, 02/08/2028	2,707,593	1.2
120,000		Apple, Inc., 1.700%, 08/05/2031	116,851	0.1
335,000		Apple, Inc., 2.700%, 08/05/2051	323,587	0.1
898,000		Apple, Inc., 2.850%, 08/05/2061	868,205	0.4
286,000		Apple, Inc., 3.850%, 05/04/2043	334,621	0.2
618,000		Apple, Inc., 4.250%, 02/09/2047	768,053	0.3
113,000		Apple, Inc., 4.375%, 05/13/2045	142,557	0.1
110,000		Apple, Inc., 4.500%, 02/23/2036	137,982	0.1
73,000		Apple, Inc., 4.650%, 02/23/2046	95,121	0.0
200,000		DXC Technology Co., 1.800%, 09/15/2026	199,827	0.1
200,000		DXC Technology Co., 2.375%, 09/15/2028	197,752	0.1
205,000		Fidelity National Information Services, Inc., 1.150%, 03/01/2026	203,308	0.1
82,000		Fidelity National Information Services, Inc., 2.250%, 03/01/2031	81,458	0.0
572,000		Fiserv, Inc., 3.500%, 07/01/2029	623,225	0.3
377,000		Fortinet, Inc., 1.000%, 03/15/2026	371,634	0.2
98,000		Fortinet, Inc., 2.200%, 03/15/2031	97,236	0.0
80,000	(1)	HP, Inc., 1.450%, 06/17/2026	79,611	0.0
589,000	(1)	HP, Inc., 2.650%, 06/17/2031	583,627	0.3
175,000		HP, Inc., 6.000%, 09/15/2041	226,294	0.1
600,000		Intel Corp., 2.800%, 08/12/2041	598,775	0.3
320,000		Intel Corp., 3.200%, 08/12/2061	322,280	0.1
284,000		Intel Corp., 3.700%, 07/29/2025	310,969	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
103,000		Intel Corp., 4.750%, 03/25/2050	$134,748	0.1
536,000		International Business Machines Corp., 3.500%, 05/15/2029	592,621	0.3
5,000		Microsoft Corp., 2.525%, 06/01/2050	4,820	0.0
148,000		Microsoft Corp., 2.675%, 06/01/2060	143,726	0.1
590,000		Microsoft Corp., 2.921%, 03/17/2052	611,154	0.3
207,000		Microsoft Corp., 3.041%, 03/17/2062	219,090	0.1
81,000		Microsoft Corp., 3.450%, 08/08/2036	92,786	0.0
593,000		NVIDIA Corp., 1.550%, 06/15/2028	590,967	0.3
749,000		NVIDIA Corp., 2.000%, 06/15/2031	745,612	0.3
203,000		NVIDIA Corp., 3.500%, 04/01/2040	225,345	0.1
131,000		NVIDIA Corp., 3.700%, 04/01/2060	153,027	0.1
164,000		Oracle Corp., 2.950%, 05/15/2025	174,108	0.1
190,000		Oracle Corp., 3.850%, 04/01/2060	193,513	0.1
487,000		Oracle Corp., 4.125%, 05/15/2045	525,360	0.2
239,000		Oracle Corp., 4.000%, 11/15/2047	255,677	0.1
335,000		salesforce.com, Inc., 1.950%, 07/15/2031	333,665	0.1
288,000		salesforce.com, Inc., 2.700%, 07/15/2041	287,493	0.1
205,000		salesforce.com, Inc., 2.900%, 07/15/2051	204,847	0.1
1,483,000	(1)	TSMC Global Ltd., 1.250%, 04/23/2026	1,469,158	0.6
989,000	(1)	TSMC Global Ltd., 2.250%, 04/23/2031	985,732	0.4
282,000		VMware, Inc., 0.600%, 08/15/2023	282,442	0.1
761,000		VMware, Inc., 1.400%, 08/15/2026	757,923	0.3
348,000		VMware, Inc., 2.950%, 08/21/2022	355,246	0.2
			19,301,541	8.5
		Utilities: 10.0%
113,000		AEP Transmission Co. LLC, 2.750%, 08/15/2051	107,992	0.0
141,000		AES Corp./The, 1.375%, 01/15/2026	139,241	0.1
188,000		Alabama Power Co., 2.800%, 04/01/2025	198,246	0.1

See Accompanying Notes to Financial Statements
28

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities (continued)
195,000	(2)	Alabama Power Co., 3.125%, 07/15/2051	$200,410	0.1
117,000		Alabama Power Co., 3.450%, 10/01/2049	126,629	0.1
16,000		Alabama Power Co., 3.850%, 12/01/2042	18,213	0.0
155,000	(2)	Alabama Power Co., 5.200%, 06/01/2041	200,308	0.1
188,000		American Electric Power Co., Inc., 0.750%, 11/01/2023	188,015	0.1
187,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	241,020	0.1
214,000		Appalachian Power Co., 2.700%, 04/01/2031	219,743	0.1
114,000		Appalachian Power Co., 3.400%, 06/01/2025	122,105	0.1
90,000		Appalachian Power Co., 3.700%, 05/01/2050	98,218	0.0
147,000		Appalachian Power Co., 4.500%, 03/01/2049	180,124	0.1
874,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	985,356	0.4
211,000		Commonwealth Edison Co., 3.800%, 10/01/2042	238,874	0.1
154,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	190,655	0.1
80,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	90,576	0.0
261,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	298,800	0.1
660,000		Duke Energy Corp., 2.550%, 06/15/2031	669,251	0.3
60,000		Duke Energy Corp., 3.150%, 08/15/2027	64,663	0.0
171,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	202,671	0.1
246,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	292,688	0.1
165,000		Duke Energy Carolinas LLC, 6.450%, 10/15/2032	224,317	0.1
74,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	82,424	0.0
180,000		Duke Energy Ohio, Inc., 3.700%, 06/15/2046	202,063	0.1
216,000		Duke Energy Ohio, Inc., 4.300%, 02/01/2049	265,716	0.1
255,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	295,400	0.1
369,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	432,689	0.2
195,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	230,538	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities (continued)
92,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	$85,920	0.0
380,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	402,213	0.2
217,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	263,137	0.1
100,000		Entergy Gulf States Louisiana LLC, 5.590%, 10/01/2024	113,547	0.1
337,000		Entergy Louisiana LLC, 0.620%, 11/17/2023	337,064	0.1
20,000		Entergy Louisiana LLC, 3.250%, 04/01/2028	21,628	0.0
35,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	37,020	0.0
130,000		Entergy Louisiana LLC, 4.000%, 03/15/2033	149,539	0.1
159,000		Entergy Louisiana LLC, 4.200%, 09/01/2048	190,781	0.1
705,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	769,138	0.3
103,000		Entergy Louisiana LLC, 5.400%, 11/01/2024	116,969	0.1
67,000		Entergy Mississippi LLC, 3.500%, 06/01/2051	73,486	0.0
152,000		Entergy Mississippi LLC, 3.850%, 06/01/2049	173,583	0.1
680,000		Eversource Energy, 1.400%, 08/15/2026	678,691	0.3
244,000		Eversource Energy, 2.900%, 10/01/2024	257,954	0.1
469,000		Exelon Corp., 4.950%, 06/15/2035	581,602	0.3
379,000		FirstEnergy Corp., 4.400%, 07/15/2027	416,099	0.2
85,000		Florida Power & Light Co., 5.650%, 02/01/2037	116,053	0.1
97,000		Georgia Power Co., 4.300%, 03/15/2043	113,681	0.1
53,000		Indiana Michigan Power Co., 3.250%, 05/01/2051	54,871	0.0
51,000		Indiana Michigan Power Co., 6.050%, 03/15/2037	70,077	0.0
400,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	427,468	0.2
314,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	352,751	0.2
118,000	(1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	121,018	0.1
315,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	332,540	0.1
228,000		MidAmerican Energy Co., 4.250%, 05/01/2046	278,585	0.1

See Accompanying Notes to Financial Statements
29

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities (continued)
461,000		MidAmerican Energy Co., 4.400%, 10/15/2044	$565,948	0.2
118,000		Mississippi Power Co., 4.250%, 03/15/2042	139,079	0.1
45,000		Mississippi Power Co., 4.750%, 10/15/2041	51,928	0.0
205,000	(1)	Monongahela Power Co., 3.550%, 05/15/2027	224,600	0.1
179,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 04/25/2027	193,120	0.1
200,000		National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	233,816	0.1
246,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	270,973	0.1
866,000	(1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	935,470	0.4
293,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	289,733	0.1
230,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	229,679	0.1
493,000		PacifiCorp, 4.100%, 02/01/2042	570,232	0.3
322,000		PacifiCorp, 4.150%, 02/15/2050	384,079	0.2
520,000		PECO Energy Co., 2.850%, 09/15/2051	511,397	0.2
108,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	110,620	0.0
125,000		Piedmont Natural Gas Co., Inc., 3.600%, 09/01/2025	134,045	0.1
398,000		Public Service Co. of New Hampshire, 3.500%, 11/01/2023	420,399	0.2
149,000		Public Service Co. of New Hampshire, 3.600%, 07/01/2049	167,917	0.1
275,000		Public Service Co. of Oklahoma, 2.200%, 08/15/2031	271,556	0.1
275,000		Public Service Co. of Oklahoma, 3.150%, 08/15/2051	274,498	0.1
100,000		Public Service Electric and Gas Co., 1.900%, 08/15/2031	98,488	0.0
74,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	78,226	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities (continued)
600,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	$653,795	0.3
65,000		Southern California Edison Co., 3.650%, 02/01/2050	66,532	0.0
132,000		Southern California Edison Co., 4.050%, 03/15/2042	142,538	0.1
149,000		Southern California Edison Co., 4.125%, 03/01/2048	162,649	0.1
229,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	270,377	0.1
170,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	234,085	0.1
684,000	(3)	Southern Co/The, 4.000%, 01/15/2051	724,746	0.3
231,000		Tucson Electric Power Co., 4.000%, 06/15/2050	269,708	0.1
433,000		Union Electric Co., 2.150%, 03/15/2032	429,611	0.2
283,000		Virginia Electric and Power Co., 3.500%, 03/15/2027	312,534	0.1
145,000		Virginia Electric and Power Co., 3.800%, 04/01/2028	161,980	0.1
			22,926,718	10.0
		Total Corporate Bonds/Notes (Cost $210,411,060)	216,784,712	94.8
U.S. TREASURY OBLIGATIONS: 2.5%
		U.S. Treasury Bonds: 0.4%
248,000		1.750%,08/15/2041	237,150	0.1
735,700		2.375%,05/15/2051	785,360	0.3
			1,022,510	0.4
		U.S. Treasury Notes: 2.1%
400,000		0.125%,05/31/2023	399,391	0.2
179,000		0.250%,06/15/2024	178,021	0.1
856,200		0.375%,09/15/2024	852,588	0.4
1,038,300		0.750%,08/31/2026	1,027,349	0.4
430,000		1.125%,08/31/2028	424,994	0.2
109,000		1.125%,02/15/2031	105,594	0.0
26,000		1.250%,03/31/2028	26,007	0.0
1,766,600		1.250%,08/15/2031	1,723,953	0.8
			4,737,897	2.1
		Total U.S. Treasury Obligations (Cost $5,777,416)	5,760,407	2.5

See Accompanying Notes to Financial Statements
30

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
		Utilities: 0.2%
20,000	(4)	Southern Company	$529,000	0.2
		Total Preferred Stock (Cost $500,000)	529,000	0.2
		Total Long-Term Investments (Cost $216,688,476)	223,074,119	97.5
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreements: 0.8%
774,732	(5)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $774,733, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $790,227, due 09/01/31-07/01/60)	774,732	0.4
1,000,000	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/21-05/01/58)	1,000,000	0.4
		Total Repurchase Agreements
		Total Short-Term Investments
		(Cost $1,774,732)	1,774,732	0.8
		Total Investments in Securities (Cost $218,463,208)	$224,848,851	98.3
		Assets in Excess of Other Liabilities	3,914,078	1.7
		Net Assets	$228,762,929	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of September 30, 2021.

(4)
Preferred Stock may be called prior to convertible date.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0003M
3-month LIBOR

Investment Type Allocation as of September 30, 2021 (as a percentage of net assets)

Corporate Bonds/Notes	94.8%
U.S. Treasury Obligations	2.5%
Preferred Stock	0.2%
Assets in Excess of Other Liabilities*	2.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
31

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Preferred Stock	$—	$529,000	$—	$529,000
Corporate Bonds/Notes	—	216,784,712	—	216,784,712
U.S. Treasury Obligations	—	5,760,407	—	5,760,407
Short-Term Investments	—	1,774,732	—	1,774,732
Total Investments, at fair value	$—	$224,848,851	$—	$224,848,851
Other Financial Instruments+
Futures	150,951	—	—	150,951
Total Assets	$150,951	$224,848,851	$—	$224,999,802
Liabilities Table
Other Financial Instruments+
Futures	$(45,410)	$—	$—	$(45,410)
Total Liabilities	$(45,410)	$—	$—	$(45,410)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2021, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	79	12/31/21	$17,384,320	$(10,109)
U.S. Treasury 5-Year Note	2	12/31/21	245,485	(1,426)
U.S. Treasury Ultra Long Bond	9	12/21/21	1,719,563	(33,875)
			$19,349,368	$(45,410)
Short Contracts:
U.S. Treasury 10-Year Note	(2)	12/21/21	(263,219)	3,340
U.S. Treasury Long Bond	(5)	12/21/21	(796,094)	17,427
U.S. Treasury Ultra 10-Year Note	(57)	12/21/21	(8,279,250)	130,184
			$(9,338,563)	$150,951
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$150,951
Total Asset Derivatives		$150,951
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$45,410
Total Liability Derivatives		$45,410

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the

See Accompanying Notes to Financial Statements
32

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(74,756)
Total	$(74,756)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(190,069)
Total	$(190,069)
At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $219,026,613.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$7,304,605
Gross Unrealized Depreciation	(1,376,824)
Net Unrealized Appreciation	$5,927,781

See Accompanying Notes to Financial Statements
33

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163314         (0921-111821)

Semi-Annual Report
September 30, 2021
Classes A, I, P, R6 and W
■
Voya Emerging Markets Corporate Debt Fund

■
Voya Emerging Markets Hard Currency Debt Fund

■
Voya Emerging Markets Local Currency Debt Fund

■
Voya Securitized Credit Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from each fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements.
Just go to www.individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Markets Falter as Investor Sentiment Steps Back
Dear Shareholder,
In our view, multiple forces have conspired to reduce the outlook for U.S. and global growth in recent months. Equity market pricing reset lower in September, as the COVID-19 pandemic continued to frustrate hopes of resuming normal life. Its overhang on businesses has abated and varies regionally, but the Delta variant’s rise shows that coronaviruses are not going away. As countries strive to contain and adapt, their efforts are likely to continue impacting economic output, in our opinion. What we believe matters more, however, is inflation and central banks’ attempts to manage it.
Ongoing strains in global supply chains, excess demand and raw material shortages are keeping upward pressures on prices. At the same time, strong counterforces — globalization, automation and demographics — are pulling prices downward and compounding the uncertainty of inflation forecasts. The U.S. Federal Reserve Board (“Fed”) maintains its belief that inflation is transitory, and recently confirmed it would soon begin “tapering,” i.e., trimming its monthly purchases of mortgage-backed securities, which have helped support the economy by keeping long-term interest rates low.
Even if the Fed begins tapering, in our view, monetary policy remains highly supportive of economic growth. We do not think growth will decline to the point of concern, nor do we expect inflation to get out of hand — most inflation pressures are coming from COVID-19-sensitive sectors, and in our opinion are likely to dissipate as supply chains return to normal. In this environment, we believe corporate earnings will keep growing and equities will continue to provide attractive return potential.
As we’ve often noted, the financial markets can sometimes confound expectations, so it’s important to have a plan for investing consistently through headwinds and tailwinds. Keep focused on your long-term goals and don’t get distracted by short-term fluctuations, however compelling or distracting they may seem. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to working with you in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
October 26, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2021*	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2021*
Voya Emerging Markets Corporate Debt Fund
Class P	$1,000.00	$1,026.30	0.07%	$0.36	$1,000.00	$1,024.72	0.07%	$0.36
Voya Emerging Markets Hard Currency Debt Fund
Class A	$1,000.00	$1,034.10	1.15%	$5.86	$1,000.00	$1,019.30	1.15%	$5.82
Class I	1,000.00	1,035.60	0.82	418.44	1,000.00	613.95	0.82	331.77
Class P	1,000.00	1,039.60	0.07	35.79	1,000.00	989.97	0.07	34.92
Class W	1,000.00	1,035.40	0.90	459.22	1,000.00	573.84	0.90	355.08
Voya Emerging Markets Local Currency Debt Fund
Class P	$1,000.00	$1,003.30	0.15%	$0.75	$1,000.00	$1,024.32	0.15%	$0.76
Voya Securitized Credit Fund
Class A	$1,000.00	$1,019.90	1.00%	$5.06	$1,000.00	$1,020.05	1.00%	$5.06
Class I	1,000.00	1,022.60	0.68	344.78	1,000.00	684.14	0.68	287.09
Class P	1,000.00	1,025.80	0.05	25.39	1,000.00	1,000.00	0.05	25.07
Class R6	1,000.00	1,021.60	0.68	344.61	1,000.00	684.14	0.68	287.09
Class W	1,000.00	1,022.20	0.75	380.20	1,000.00	649.04	0.75	310.04

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2021 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
ASSETS:
Investments in securities at fair value+*	$103,993,874	$178,793,198	$65,854,090	$1,400,938,479
Short-term investments at fair value†	4,744,083	2,182,543	7,831,226	87,707,039
Cash	15,860	38,125	1,268	—
Cash collateral for futures contracts	183,153	327,570	6,603	1,706,391
Cash pledged for centrally cleared swaps (Note 2)	—	—	145,000	—
Foreign currencies at value‡	—	—	1,900,217	—
Receivables:
Investment securities sold	—	—	138,873	—
Fund shares sold	—	73	—	2,685,885
Dividends	54	26	83	1,027
Interest	1,223,782	2,079,655	849,878	5,147,188
Foreign tax reclaims	—	—	59,937	—
Unrealized appreciation on forward foreign currency contracts	—	—	187,370	—
Unrealized appreciation on OTC swap agreements	—	—	39,192	—
Prepaid expenses	15,271	25,071	21,083	53,942
Reimbursement due from Investment Adviser	—	45	2,632	170
Other assets	3,274	5,364	2,984	14,214
Total assets	110,179,351	183,451,670	77,040,436	1,498,254,335
LIABILITIES:
Income distribution payable	—	—	—	272,239
Payable for investment securities purchased	—	—	—	28,652,712
Payable for fund shares redeemed	—	18,860	—	3,087,715
Payable upon receipt of securities loaned	1,870,083	1,596,543	545,339	—
Unrealized depreciation on forward foreign currency contracts	—	771	377,733	—
Variation margin payable on centrally cleared swaps	—	—	3,766	—
Variation margin payable on futures contracts	13,352	10,984	477	283,942
Payable for investment management fees	—	207	—	540,041
Payable for distribution and shareholder service fees	—	26	—	3,797
Payable to trustees under the deferred compensation plan (Note 6)	3,274	5,364	2,984	14,214
Payable for trustee fees	536	911	390	6,803
Payable for foreign capital gains tax	109,327	296,330	—	—
Other accrued expenses and liabilities	33,334	43,503	69,601	188,921
Total liabilities	2,029,906	1,973,499	1,000,290	33,050,384
NET ASSETS	$108,149,445	$181,478,171	$76,040,146	$1,465,203,951
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$102,646,102	$190,826,151	$91,643,723	$1,504,650,494
Total distributable earnings (loss)	5,503,343	(9,347,980)	(15,603,577)	(39,446,543)
NET ASSETS	$108,149,445	$181,478,171	$76,040,146	$1,465,203,951
+ Including securities loaned at value	$1,825,978	$1,545,726	$516,407	$—
* Cost of investments in securities	$100,296,228	$179,684,575	$73,131,567	$1,399,954,176
† Cost of short-term investments	$4,744,083	$2,182,543	$7,831,238	$87,707,087
‡ Cost of foreign currencies	$—	$—	$1,929,599	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2021 (Unaudited) (continued)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
Class A
Net assets	n/a	$126,155	n/a	$18,383,167
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	13,161	n/a	1,884,508
Net asset value and redemption price per share†	n/a	$9.59	n/a	$9.75
Maximum offering price per share (2.5%)(1)	n/a	$9.84	n/a	$10.00
Class I
Net assets	n/a	$137,471	n/a	$1,099,832,649
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	14,355	n/a	112,561,349
Net asset value and redemption price per share	n/a	$9.58	n/a	$9.77
Class P
Net assets	$108,149,445	$181,162,667	$76,040,146	$330,395,942
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,497,430	18,907,743	11,881,427	33,689,863
Net asset value and redemption price per share	$10.30	$9.58	$6.40	$9.81
Class R6
Net assets	n/a	n/a	n/a	$14,564,178
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	1,489,062
Net asset value and redemption price per share	n/a	n/a	n/a	$9.78
Class W
Net assets	n/a	$51,878	n/a	$2,028,015
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	5,418	n/a	207,376
Net asset value and redemption price per share	n/a	$9.58	n/a	$9.78

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2021 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
INVESTMENT INCOME:
Dividends	$177	$233	$785	$5,739
Interest, net of foreign taxes withheld*	2,449,360	4,317,529	1,925,229	23,892,425
Securities lending income, net	10,702	7,967	1,043	—
Total investment income	2,460,239	4,325,729	1,927,057	23,898,164
EXPENSES:
Investment management fees	511,115	684,746	312,758	4,092,635
Distribution and shareholder service fees:
Class A	—	129	—	24,068
Transfer agent fees:
Class A	—	176	—	15,488
Class I	—	—	—	232,694
Class P	120	134	137	259
Class R6	—	—	—	98
Class W	—	91	—	2,384
Shareholder reporting expense	725	732	640	20,462
Registration fees	12,732	31,316	17,895	70,653
Professional fees	8,578	9,486	8,643	58,399
Custody and accounting expense	12,271	17,193	49,125	134,140
Trustee fees	2,146	3,642	1,560	27,210
Miscellaneous expense	3,243	5,237	3,729	11,919
Interest expense	—	23	—	—
Total expenses	550,930	752,905	394,487	4,690,409
Waived and reimbursed fees	(511,115)	(683,833)	(334,687)	(1,053,872)
Net expenses	39,815	69,072	59,800	3,636,537
Net investment income	2,420,424	4,256,657	1,867,257	20,261,627
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	1,184,636	883,722	(703)	1,191,623
Forward foreign currency contracts	—	(1,483)	35,236	—
Foreign currency related transactions	—	—	(42,613)	—
Futures	(128,040)	(355,669)	(4,146)	2,044,404
Swaps	—	—	(642)	—
Net realized gain (loss)	1,056,596	526,570	(12,868)	3,236,027
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(501,842)	2,253,390	(1,339,518)	9,297,788
Forward foreign currency contracts	—	644	(307,912)	—
Foreign currency related transactions	—	—	7,526	—
Futures	(155,687)	(181,544)	(2,868)	(2,005,312)
Swaps	—	—	945	—
Net change in unrealized appreciation (depreciation)	(657,529)	2,072,490	(1,641,827)	7,292,476
Net realized and unrealized gain (loss)	399,067	2,599,060	(1,654,695)	10,528,503
Increase in net assets resulting from operations	$2,819,491	$6,855,717	$212,562	$30,790,130
* Foreign taxes withheld	$—	$—	$36,861	$—
^ Foreign capital gains taxes withheld	$1,520	$39,169	$47,275	$—
# Foreign capital gains taxes accrued	$59,748	$76,490	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Corporate Debt Fund		Voya Emerging Markets Hard Currency Debt Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
FROM OPERATIONS:
Net investment income	$2,420,424	$4,830,250	$4,256,657	$8,009,306
Net realized gain (loss)	1,056,596	1,944,324	526,570	(1,207,290)
Net change in unrealized appreciation (depreciation)	(657,529)	12,968,463	2,072,490	22,598,996
Increase in net assets resulting from operations	2,819,491	19,743,037	6,855,717	29,401,012
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(2,029)	(2,475)
Class I	—	—	(3,029)	(47,199)
Class P	(2,472,363)	(4,947,831)	(4,571,716)	(8,827,107)
Class W	—	—	(1,098)	(613)
Total distributions	(2,472,363)	(4,947,831)	(4,577,872)	(8,877,394)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	499,989	4,692,561	18,063,036
Reinvestment of distributions	2,472,363	4,937,164	4,577,827	8,819,800
	2,472,363	5,437,153	9,270,388	26,882,836
Cost of shares redeemed	—	(5,603,462)	(4,077,414)	(21,666,842)
Net increase (decrease) in net assets resulting from capital share transactions	2,472,363	(166,309)	5,192,974	5,215,994
Net increase in net assets	2,819,491	14,628,897	7,470,819	25,739,612
NET ASSETS:
Beginning of year or period	105,329,954	90,701,057	174,007,352	148,267,740
End of year or period	$108,149,445	$105,329,954	$181,478,171	$174,007,352
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Local Currency Debt Fund		Voya Securitized Credit Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
FROM OPERATIONS:
Net investment income	$1,867,257	$4,027,456	$20,261,627	$34,950,563
Net realized gain (loss)	(12,868)	(3,684,019)	3,236,027	(26,116,817)
Net change in unrealized appreciation (depreciation)	(1,641,827)	9,234,569	7,292,476	133,715,412
Increase in net assets resulting from operations	212,562	9,578,006	30,790,130	142,549,158
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(240,479)	(1,019,039)
Class I	—	—	(14,227,140)	(24,631,878)
Class P	(1,820,410)	(366,978)	(5,696,575)	(10,512,001)
Class R6	—	—	(2,298)	(52)
Class W	—	—	(40,563)	(210,883)
Return of capital:
Class A	—	—	—	(84,715)
Class I	—	—	—	(3,784,027)
Class P	—	(3,496,441)	—	(1,259,777)
Class R6	—	—	—	(12)
Class W	—	—	—	(14,601)
Total distributions	(1,820,410)	(3,863,419)	(20,207,055)	(41,516,985)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	330,000	268,251,694	650,959,300
Reinvestment of distributions	1,820,410	3,852,355	18,687,479	38,387,151
	1,820,410	4,182,355	286,939,173	689,346,451
Cost of shares redeemed	—	(10,336,808)	(148,186,484)	(475,969,549)
Net increase (decrease) in net assets resulting from capital share transactions	1,820,410	(6,154,453)	138,752,689	213,376,902
Net increase (decrease) in net assets	212,562	(439,866)	149,335,764	314,409,075
NET ASSETS:
Beginning of year or period	75,827,584	76,267,450	1,315,868,187	1,001,459,112
End of year or period	$76,040,146	$75,827,584	$1,465,203,951	$1,315,868,187
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Corporate Debt Fund
Class P
09-30-21+	10.27	0.23•	0.04	0.27	0.24	—	—	0.24	—	10.30	2.63	1.02	0.07	0.07	4.50	108,149	24
03-31-21	8.84	0.47•	1.44	1.91	0.48	—	—	0.48	—	10.27	21.79	1.03	0.08	0.08	4.63	105,330	48
03-31-20	9.77	0.49•	(0.90)	(0.41)	0.49	—	0.03	0.52	—	8.84	(4.70)	1.04	0.09	0.09	4.87	90,701	50
03-31-19	9.82	0.48	(0.04)	0.44	0.49	—	—	0.49	—	9.77	4.74	1.05	0.10	0.10	5.01	96,445	69
03-31-18	9.90	0.50	(0.08)	0.42	0.50	—	—	0.50	—	9.82	4.22	1.05	0.10	0.10	4.98	106,447	83
03-31-17	9.59	0.49	0.33	0.82	0.51	—	—	0.51	—	9.90	8.74	1.06	0.11	0.11	5.02	102,913	80
Voya Emerging Markets Hard Currency Debt Fund
Class A
09-30-21+	9.46	0.17•	0.15	0.32	0.19	—	—	0.19	—	9.59	3.41	1.42	1.15	1.15	3.59	126	19
03-31-21	8.29	0.34•	1.22	1.56	0.39	—	—	0.39	—	9.46	18.87	1.78	1.15	1.15	3.56	67	76
03-31-20	9.49	0.40	(1.20)	(0.80)	0.40	—	—	0.40	—	8.29	(8.94)	1.89	1.15	1.15	4.31	52	55
03-31-19	9.64	0.39	(0.16)	0.23	0.38	—	—	0.38	—	9.49	2.57	2.02	1.15	1.15	4.18	7	71
08-01-17(4) - 03-31-18	9.84	0.26•	(0.19)	0.07	0.26	—	0.01	0.27	—	9.64	0.64	1.90	1.15	1.15	3.89	7	51
Class I
09-30-21+	9.45	0.19•	0.15	0.34	0.21	—	—	0.21	—	9.58	3.56	0.82	0.82	0.82	3.92	137	19
03-31-21	8.29	0.38•	1.20	1.58	0.42	—	—	0.42	—	9.45	19.09	0.83	0.83	0.83	4.32	34	76
03-31-20	9.50	0.43•	(1.21)	(0.78)	0.43	—	—	0.43	—	8.29	(8.75)	0.84	0.88	0.88	4.44	7,712	55
03-31-19	9.64	0.41	(0.15)	0.26	0.40	—	—	0.40	—	9.50	2.95	0.94	0.90	0.90	4.45	10,014	71
08-01-17(4) - 03-31-18	9.84	0.28•	(0.19)	0.09	0.28	—	0.01	0.29	—	9.64	0.82	0.85	0.85	0.85	4.39	7,659	51
Class P
09-30-21+	9.45	0.23•	0.14	0.37	0.24	—	—	0.24	—	9.58	3.96	0.82	0.07	0.07	4.66	181,163	19
03-31-21	8.28	0.44•	1.22	1.66	0.49	—	—	0.49	—	9.45	20.13	0.83	0.08	0.08	4.64	173,857	76
03-31-20	9.49	0.50	(1.21)	(0.71)	0.50	—	—	0.50	—	8.28	(8.07)	0.84	0.09	0.09	5.22	140,501	55
03-31-19	9.64	0.48•	(0.15)	0.33	0.48	—	—	0.48	—	9.49	3.65	0.86	0.11	0.11	5.23	151,747	71
03-31-18	9.65	0.49	0.00*	0.49	0.49	—	0.01	0.50	—	9.64	5.06	0.84	0.09	0.09	4.96	165,549	51
03-31-17	9.36	0.53	0.34	0.87	0.55	—	0.03	0.58	—	9.65	9.51	0.83	0.08	0.08	5.49	152,590	64
Class W
09-30-21+	9.45	0.19•	0.15	0.34	0.21	—	—	0.21	—	9.58	3.54	1.17	0.90	0.90	3.84	52	19
03-31-21	8.28	0.34•	1.24	1.58	0.41	—	—	0.41	—	9.45	19.17	1.53	0.90	0.90	3.57	50	76
03-31-20	9.49	0.42	(1.21)	(0.79)	0.42	—	—	0.42	—	8.28	(8.81)	1.64	0.90	0.90	4.43	3	55
03-31-19	9.64	0.41	(0.16)	0.25	0.40	—	—	0.40	—	9.49	2.84	1.77	0.90	0.90	4.45	3	71
08-01-17(4) - 03-31-18	9.84	0.27•	(0.18)	0.09	0.28	—	0.01	0.29	—	9.64	0.82	1.65	0.90	0.90	4.07	3	51
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Local Currency Debt Fund
Class P
09-30-21+	6.53	0.16•	(0.13)	0.03	0.16	—	—	0.16	—	6.40	0.33	1.01	0.15	0.15	4.78	76,040	2
03-31-21	6.13	0.33•	0.38	0.71	0.03	—	0.28	0.31	—	6.53	11.57	1.03	0.15	0.15	4.82	75,828	63
03-31-20	6.99	0.42•	(0.94)	(0.52)	0.32	—	0.02	0.34	—	6.13	(8.07)	1.02	0.16	0.16	5.87	76,267	48
03-31-19	8.03	0.42•	(1.13)	(0.71)	0.06	—	0.27	0.33	—	6.99	(8.74)	1.10	0.16	0.16	5.89	73,493	65
03-31-18	7.49	0.45	0.45	0.90	0.36	—	—	0.36	—	8.03	12.30	1.03	0.15	0.15	5.89	117,563	50
03-31-17	7.43	0.40	(0.11)	0.29	0.00*	—	0.23	0.23	—	7.49	4.02	0.97	0.15	0.15	5.40	91,500	67
Voya Securitized Credit Fund
Class A
09-30-21+	9.68	0.12•	0.07	0.19	0.12	—	—	0.12	—	9.75	1.99	1.06	1.00	1.00	2.50	18,383	17
03-31-21	8.79	0.25•	0.94	1.19	0.26	—	0.04	0.30	—	9.68	13.74	1.02	1.00	1.00	2.69	20,476	38
03-31-20	10.21	0.36•	(1.30)	(0.94)	0.39	0.01	0.08	0.48	—	8.79	(9.79)	0.97	0.96	0.96	3.46	56,238	30
03-31-19	10.22	0.44	0.02	0.46	0.45	0.01	0.01	0.47	—	10.21	4.66	1.02	1.00	1.00	4.29	84,096	29
03-31-18	10.05	0.40	0.23	0.63	0.42	0.04	—	0.46	—	10.22	6.29	1.15	1.00	1.00	4.09	9,665	43
03-31-17	9.94	0.40	0.18	0.58	0.44	0.03	—	0.47	—	10.05	5.94	1.13	1.00	1.00	4.12	302	64
Class I
09-30-21+	9.69	0.14•	0.08	0.22	0.14	—	—	0.14	—	9.77	2.26	0.69	0.68	0.68	2.82	1,099,833	17
03-31-21	8.80	0.27•	0.95	1.22	0.29	—	0.04	0.33	—	9.69	14.09	0.73	0.68	0.68	2.91	971,282	38
03-31-20	10.22	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.80	(9.49)	0.71	0.68	0.68	3.65	708,792	30
03-31-19	10.24	0.47	0.02	0.49	0.49	0.01	0.01	0.51	—	10.22	4.87	0.72	0.68	0.68	4.57	303,211	29
03-31-18	10.07	0.43	0.23	0.66	0.45	0.04	—	0.49	—	10.24	6.55	0.73	0.68	0.68	4.24	160,778	43
03-31-17	9.96	0.44•	0.17	0.61	0.47	0.03	—	0.50	—	10.07	6.29	0.74	0.68	0.68	4.39	121,798	64
Class P
09-30-21+	9.73	0.17•	0.08	0.25	0.17	—	—	0.17	—	9.81	2.58	0.65	0.05	0.05	3.46	330,396	17
03-31-21	8.83	0.33•	0.97	1.30	0.36	—	0.04	0.40	—	9.73	14.88	0.67	0.05	0.05	3.54	320,620	38
03-31-20	10.27	0.44•	(1.30)	(0.86)	0.49	0.01	0.08	0.58	—	8.83	(9.04)	0.66	0.05	0.05	4.32	225,231	30
03-31-19	10.29	0.53	0.02	0.55	0.55	0.01	0.01	0.57	—	10.27	5.56	0.68	0.05	0.05	5.18	152,687	29
03-31-18	10.12	0.50	0.23	0.73	0.52	0.04	—	0.56	—	10.29	7.28	0.69	0.05	0.05	4.86	171,597	43
03-31-17	10.01	0.51	0.15	0.66	0.52	0.03	—	0.55	—	10.12	6.78	0.70	0.05	0.05	5.05	153,632	64
Class R6
09-30-21+	9.71	0.13•	0.08	0.21	0.14	—	—	0.14	—	9.78	2.16	0.88	0.68	0.68	5.33	14,564	17
07-31-20(4) - 03-31-21	9.36	0.18•	0.37	0.55	0.16	—	0.04	0.20	—	9.71	5.91	1.90	0.68	0.68	2.84	3	38
Class W
09-30-21+	9.70	0.14•	0.07	0.21	0.13	—	—	0.13	—	9.78	2.22	0.81	0.75	0.75	2.75	2,028	17
03-31-21	8.81	0.28•	0.94	1.22	0.29	—	0.04	0.33	—	9.70	14.00	0.77	0.75	0.75	2.98	3,487	38
03-31-20	10.23	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.81	(9.53)	0.72	0.71	0.71	3.57	11,198	30
03-31-19	10.25	0.47	0.01	0.48	0.48	0.01	0.01	0.50	—	10.23	4.80	0.77	0.75	0.75	4.54	1,984	29
08-01-17(4) - 03-31-18	10.27	0.31•	0.01	0.32	0.30	0.04	—	0.34	—	10.25	3.10	0.90	0.75	0.75	4.54	44	43
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for: Voya Emerging Markets Corporate Debt Fund (“Corporate Debt”), Voya Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”), Voya Emerging Markets Local Currency Debt Fund (“Local Currency Debt”) and Voya Securitized Credit Fund (“Securitized Credit”) (each a “Fund,” and collectively, the “Funds”). Each Fund (except Corporate Debt and Securitized Credit) is a non-diversified series of the Trust. Corporate Debt and Securitized Credit are each a diversified series of the Trust.
Each Fund offers at least one or more of the following classes of shares: Class A, Class I, Class P, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits.
When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of September 30, 2021, the maximum amount of loss that Local Currency Debt would incur if the counterparties to their derivative transactions failed to perform would be $226,562 which represents the gross payments to be received by the Funds on open forward foreign currency contracts and OTC interest rate swaps were they to be unwound as of September 30, 2021. Local Currency Debt did not receive any cash collateral at September 30, 2021.
The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
As of September 30, 2021, Hard Currency Debt and Local Currency Debt had a liability position of $771 and $377,733, respectively, on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of September 30, 2021, Hard Currency Debt and Local Currency Debt could have been required to pay this amount in cash to their counterparties. There was no cash collateral pledged by Hard Currency Debt and Local Currency Debt as of September 30, 2021.
E. Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the period ended September 30, 2021, Hard Currency Debt and Local Currency Debt entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. Hard Currency Debt and Local Currency Debt used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.
During the period ended September 30, 2021, the Funds had an average contract amount on forward foreign currency contracts to buy and sell as disclosed below:
	Purchased	Sold
Hard Currency Debt	$53,752	$—
Local Currency Debt	28,054,566	19,565,399
Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts held by Hard Currency Debt and Local Currency Debt at September 30, 2021.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.
Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2021, Corporate Debt, Hard Currency Debt, Local Currency Debt and Securitized Credit have purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2021, the Funds had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Corporate Debt	$18,230,664	$17,199,667
Hard Currency Debt	23,446,646	23,819,391
Local Currency Debt	1,606,737	1,899,253
Securitized Credit	50,142,636	580,305,806
Please refer to the tables within each respective Portfolio of Investments for open futures contracts at September 30, 2021.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. Each Fund declares dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J. Swap Agreements. The Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended September 30, 2021, Local Currency Debt entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. The average notional amount on long interest rate swaps was $1,072,743.
For the period ended September 30, 2021, Local Currency Debt entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. The average notional amount on short interest rate swaps was $1,622,889.
Local Currency Debt entered into interest rate swaps to manage its interest rate exposure. Please refer to the tables within the Portfolio of Investments for open interest rate swaps held by Local Currency Debt at September 30, 2021.
At September 30, 2021, Local Currency Debt had pledged $145,000 as cash collateral for open centrally cleared swaps.
K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2021, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Corporate Debt	$24,804,269	$26,399,567
Hard Currency Debt	39,931,076	33,637,266
Local Currency Debt	3,149,831	1,254,605
Securitized Credit	392,501,100	206,602,821

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

U.S. government securities not included above were as follows:
	Purchases	Sales
Hard Currency Debt	$—	$18,450
Securitized Credit	5,648,361	23,179,392
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Funds through August 1, 2022. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
Fund	Fee
Corporate Debt	0.95%
Hard Currency Debt	0.75%
Local Currency Debt	0.80%
Securitized Credit	0.60%
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of Securitized Credit and Hard Currency Debt each have a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution and/or shareholder servicing of the Funds’ Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A. For the period ended September 30, 2021, the Distributor retained the following amounts in sales charges.
Class A
Initial Sales Charges:
Hard Currency Debt	$298
Securitized Credit	2
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary Affiliated Investment Company	Fund	Percentage
Voya Global Bond Portfolio	Corporate Debt	7.25%
	Hard Currency Debt	7.54
	Local Currency Debt	9.60
Voya Intermediate Bond Portfolio	Corporate Debt	92.75
	Hard Currency Debt	78.21
	Local Currency Debt	73.16
	Securitized Credit	13.09
Voya Investment Management Co. LLC	Hard Currency Debt	7.50
	Securitized Credit	7.64
Voya Investment Trust Co.	Local Currency Debt	16.15
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets”

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2021, the Funds did not pay any amounts for affiliated recordkeeping services.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class I	Class P	Class R6	Class W
Corporate Debt	N/A	N/A	0.15%	N/A	N/A
Hard Currency Debt	1.15%	0.90%	0.15%	N/A	0.90%
Local Currency Debt	N/A	N/A	0.15%	N/A	N/A
Securitized Credit	1.00%	0.68%	0.05%	0.68%	0.75%
With the exception of the non-recoupable Class P management fee waiver for the Funds, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of September 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	September 30,
	2022	2023	2024	Total
Local Currency Debt	$140,858	$35,207	$49,823	$225,888
Securitized Credit	97,612	128,232	—	225,844
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of September 30, 2021 are as follows:
	September 30,
	2022	2023	2024	Total
Hard Currency Debt
Class A	$65	$220	$355	$640
Class W	38	42	137	217
Securitized Credit
Class A	—	—	3,343	3,343
Class I	38,719	266,000	201,270	505,989
Class P	53	175	4,468	4,696
Class R6	—	2	104	106
Class W	—	—	1,425	1,425
The Expense Limitation Agreement is contractual through August 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 14, 2021, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Fund utilized the line of credit during the period ended September 30, 2021,
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Hard Currency Debt	1	$652,000	1.27%

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars are as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
9/30/2021	—	—	238,720	—	238,720	—	—	2,472,363	—	2,472,363
3/31/2021	48,961	—	489,876	(536,357)	2,480	499,989	—	4,937,164	(5,603,462)	(166,309)
Hard Currency Debt
Class A
9/30/2021	6,322	—	208	(449)	6,081	61,316	—	2,023	(4,380)	58,959
3/31/2021	5,456	—	255	(4,919)	791	52,846	—	2,439	(45,732)	9,553
Class I
9/30/2021	13,638	—	307	(3,158)	10,787	131,247	—	2,990	(30,494)	103,743
3/31/2021	483	—	209	(927,692)	(927,001)	4,486	—	1,960	(8,356,332)	(8,349,886)
Class P
9/30/2021	465,838	—	470,631	(416,882)	519,587	4,499,998	—	4,571,716	(4,042,540)	5,029,174
3/31/2021	1,857,546	—	922,086	(1,350,364)	1,429,268	17,956,501	—	8,814,788	(13,264,778)	13,506,512
Class W
9/30/2021	—	—	113	—	113	—	—	1,098	—	1,098
3/31/2021	4,898	—	64	—*	4,962	49,204	—	613	—*	49,817
Local Currency Debt
Class P
9/30/2021	—	—	274,230	—	274,230	—	—	1,820,410	—	1,820,410
3/31/2021	47,619	—	570,420	(1,452,006)	(833,967)	330,000	—	3,852,355	(10,336,808)	(6,154,452)
Securitized Credit
Class A
9/30/2021	88,691	—	24,303	(344,637)	(231,643)	864,436	—	237,110	(3,358,608)	(2,257,062)
3/31/2021	886,887	—	118,012	(5,289,807)	(4,284,907)	8,178,584	—	1,094,108	(48,524,251)	(39,251,559)
Class I
9/30/2021	24,903,806	—	1,304,513	(13,870,515)	12,337,804	243,421,316	—	12,748,003	(135,347,073)	120,822,246
3/31/2021	61,434,419	—	2,710,103	(44,485,334)	19,659,188	573,955,183	—	25,507,665	(407,481,511)	191,981,338
Class P
9/30/2021	920,245	—	580,668	(773,724)	727,189	8,999,996	—	5,696,575	(7,579,553)	7,117,018
3/31/2021	7,293,225	—	1,246,660	(1,085,827)	7,454,058	67,604,588	—	11,771,778	(10,331,159)	69,045,206
Class R6
9/30/2021	1,489,921	—	235	(1,421)	1,488,735	14,571,423	—	2,298	(13,896)	14,559,825
7/31/2020(1) - 3/31/2021	321	—	7	—	327	3,000	—	64	—	3,064
Class W
9/30/2021	40,430	—	357	(192,818)	(152,031)	394,523	—	3,493	(1,887,354)	(1,489,338)
3/31/2021	134,912	—	1,459	(1,048,357)	(911,986)	1,217,945	—	13,536	(9,632,629)	(8,401,148)

*
Amount is less than 0.500 or $0.50.

(1)
Commencement of operations.

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2021:
Corporate Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$840,333	$(840,333)	$—
BNP Paribas	591,168	(591,168)	—
Citigroup Global Markets Inc.	394,477	(394,477)	—
Total	$1,825,978	$(1,825,978)	$—

(1)
Cash Collateral with a fair value of $1,870,083 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Hard Currency Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$567,603	$(567,603)	$—
J.P. Morgan Securities LLC	978,123	(978,123)	—
Total	$1,545,726	$(1,545,726)	$—

(1)
Cash Collateral with a fair value of $1,596,543 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Local Currency Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
JP Morgan Securities PLC	$516,407	$(516,407)	$—
Total	$516,407	$(516,407)	$—

(1)
Cash Collateral with a fair value of $545,339 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, defaulted securities, perpetual preferred securities, straddle losses deferred, capital loss carryforwards and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended March 31, 2021		Year Ended March 31, 2020
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Corporate Debt	$4,947,831	$—	$4,901,237	$290,841
Hard Currency Debt	8,877,394	—	8,698,240	—
Local Currency Debt	366,978	3,496,441	3,805,436	220,139
Securitized Credit	36,373,853	5,143,132	35,189,955	8,776,763
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2021 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Other	Total Distributable Earnings/ (Loss)
					Amount	Character	Expiration
Corporate Debt	$8,933	$1,102,746	$—	$4,166,056	$—	—	—	$(121,520)	$5,156,215
Hard Currency Debt	263,744	—	—	(3,615,336)	(2,677,586)	Short-term	None	(375,602)	(11,625,825)
					(5,221,045)	Long-term	None
					$(7,898,631)
Local Currency Debt	—	—	(1,055,765)	(6,414,841)	(2,538,783)	Short-term	None	(67,762)	(13,995,729)
					(3,918,578)	Long-term	None
					$(6,457,361)
Securitized Credit	—	—	—	(8,517,015)	(25,420,423)	Short-term	None	(248,027)	(50,029,618)
					(15,844,153)	Long-term	None
					$(41,264,576)
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2021, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 15 — SUBSEQUENT EVENTS
Dividends: Subsequent to September 30, 2021, the Funds declared dividends from net investment income of:
	Class	Per Share Amount	Payable Date	Record Date
Corporate Debt	P	$0.0403	November 1, 2021	Daily
Hard Currency Debt	A	$0.0295	November 1, 2021	Daily
	I	$0.0319	November 1, 2021	Daily
	P	$0.0382	November 1, 2021	Daily
	W	$0.0315	November 1, 2021	Daily
Local Currency Debt	P	$0.0253	November 1, 2021	Daily
Securitized Credit	A	$0.0207	November 1, 2021	Daily
	I	$0.0234	November 1, 2021	Daily
	P	$0.0287	November 1, 2021	Daily
	R6	$0.0234	November 1, 2021	Daily
	W	$0.0228	November 1, 2021	Daily
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	portfolio of investments
Corporate Debt Fund	as of September 30, 2021(Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.9%
	Argentina: 2.0%
500,000 (1)	Arcor SAIC, 6.000%, 07/06/2023	$492,460	0.5
750,000 (1)	Arcos Dorados Holdings, Inc., 5.875%, 04/04/2027	780,945	0.7
1,100,000 (1)	YPF SA, 8.500%, 06/27/2029	854,353	0.8
		2,127,758	2.0
	Brazil: 9.1%
550,000 (1)(2)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	585,887	0.5
350,000 (1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	348,162	0.3
675,000 (1)	CSN Resources SA, 4.625%, 06/10/2031	667,406	0.6
250,000	Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	285,315	0.3
675,000 (1)	Hidrovias International Finance SARL, 4.950%, 02/08/2031	667,639	0.6
650,000 (1)(3)	Itau Unibanco Holding SA/ Cayman Island, 3.875%, 04/15/2031	631,004	0.6
550,000 (1)(3)	Itau Unibanco Holding SA/ Cayman Island, 4.625%, 12/31/2199	526,504	0.5
950,000 (1)	JBS Finance Luxembourg Sarl, 3.625%, 01/15/2032	969,010	0.9
700,000 (1)	Klabin Finance SA, 4.875%, 09/19/2027	770,007	0.7
350,000	MercadoLibre, Inc., 2.375%, 01/14/2026	344,754	0.3
600,000	MercadoLibre, Inc., 3.125%, 01/14/2031	579,756	0.5
475,000 (1)	Minerva Luxembourg SA, 4.375%, 03/18/2031	459,420	0.4
300,000 (1)	Minerva Luxembourg SA, 5.875%, 01/19/2028	321,360	0.3
700,000 (1)	Natura Cosmeticos SA, 4.125%, 05/03/2028	709,450	0.7
700,000	Petrobras Global Finance BV, 5.600%, 01/03/2031	760,725	0.7
750,000 (1)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	864,383	0.8
300,000 (1)(2)	Suzano Austria GmbH, 7.000%, 03/16/2047	393,759	0.4
		9,884,541	9.1
	Chile: 6.1%
900,000 (1)	Alfa Desarrollo SpA, 4.550%, 09/27/2051	879,075	0.8
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Chile (continued)
525,000 (1)	ATP Tower Holdings LLC/ Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.050%, 04/27/2026	$526,969	0.5
600,000 (1)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	647,250	0.6
200,000	Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	235,250	0.2
675,000 (1)	Colbun SA, 3.950%, 10/11/2027	737,245	0.7
400,000 (1)	Empresa Nacional del Petroleo, 3.450%, 09/16/2031	393,550	0.4
250,000 (1)	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/2030	245,704	0.2
575,000 (1)	Inversiones CMPC SA, 3.000%, 04/06/2031	571,492	0.5
750,000 (1)	Falabella SA, 3.750%, 10/30/2027	799,687	0.7
500,000 (1)	VTR Comunicaciones SpA, 4.375%, 04/15/2029	515,918	0.5
1,000,000 (1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	1,062,430	1.0
		6,614,570	6.1
	China: 3.7%
1,500,000	Bank of China Ltd., 5.000%, 11/13/2024	1,658,658	1.5
350,000	China Evergrande Group, 8.750%, 06/28/2025	84,000	0.1
500,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	572,123	0.5
600,000 (1)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	604,849	0.6
950,000 (1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,018,071	1.0
		3,937,701	3.7
	Colombia: 6.2%
500,000	Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	522,505	0.5
350,000	Banco de Bogota SA, 4.375%, 08/03/2027	365,404	0.3
750,000 (3)	Bancolombia SA, 4.625%, 12/18/2029	760,676	0.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets	portfolio of investments
Corporate Debt Fund	as of September 30, 2021(Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Colombia (continued)
250,000	Ecopetrol SA, 5.875%, 05/28/2045	$252,881	0.2
700,000	Ecopetrol SA, 6.875%, 04/29/2030	820,225	0.8
625,000 (1)	Geopark Ltd., 5.500%, 01/17/2027	616,625	0.6
600,000 (1)	Millicom International Cellular SA, 4.500%, 04/27/2031	628,383	0.6
450,000 (1)	Millicom International Cellular SA, 5.125%, 01/15/2028	468,337	0.4
600,000 (1)	Oleoducto Central SA, 4.000%, 07/14/2027	618,750	0.6
500,000 (1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	503,368	0.5
600,000 (1)	SierraCol Energy Andina LLC, 6.000%, 06/15/2028	587,439	0.5
500,000 (1)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	569,025	0.5
		6,713,618	6.2
	Ghana: 0.9%
200,000	Tullow Oil PLC, 7.000%, 03/01/2025	173,827	0.2
735,000 (1)	Tullow Oil PLC, 10.250%, 05/15/2026	768,450	0.7
		942,277	0.9
	Hong Kong: 0.6%
600,000 (1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	603,101	0.6

	India: 6.1%
700,000 (1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	736,891	0.7
800,000 (1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	873,150	0.8
1,200,000 (1)	JSW Steel Ltd., 5.050%, 04/05/2032	1,195,866	1.1
525,000 (1)(3)	Network i2i Ltd., 3.975%, 12/31/2199	529,594	0.5
1,175,000 (1)	Reliance Industries Ltd., 3.667%, 11/30/2027	1,279,135	1.2
700,000 (1)	Summit Digitel Infrastructure Pvt Ltd., 2.875%, 08/12/2031	673,412	0.6
550,000 (1)	Vedanta Resources Finance II PLC, 8.950%, 03/11/2025	550,000	0.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	India (continued)
700,000 (1)	Vedanta Resources Finance II PLC, 13.875%, 01/21/2024	$757,750	0.7
		6,595,798	6.1
	Indonesia: 2.6%
1,100,000 (1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	1,111,022	1.0
800,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	819,580	0.8
550,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	596,750	0.6
250,000 (1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	271,250	0.2
		2,798,602	2.6
	Israel: 4.3%
1,000,000 (1)	Altice Financing SA, 5.750%, 08/15/2029	970,000	0.9
800,000 (1)(3)	Bank Leumi Le-Israel BM, 3.275%, 01/29/2031	815,250	0.7
500,000 (1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	561,687	0.5
600,000 (1)(3)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	609,000	0.6
500,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	497,645	0.5
1,250,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,198,438	1.1
		4,652,020	4.3
	Jamaica: 0.3%
288,000 (1)	Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.750%, 05/25/2024	298,515	0.3

	Kazakhstan: 1.9%
650,000 (1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	671,482	0.6
500,000	KazMunayGas National Co. JSC, 4.750%, 04/19/2027	560,120	0.5
850,000 (1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	863,481	0.8
		2,095,083	1.9
	Kuwait: 2.4%
550,000 (1)	Equate Petrochemical BV, 2.625%, 04/28/2028	554,468	0.5
575,000	Equate Petrochemical BV, 4.250%, 11/03/2026	634,265	0.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets	portfolio of investments
Corporate Debt Fund	as of September 30, 2021(Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Kuwait (continued)
1,400,000 (1)(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	$1,448,921	1.3
		2,637,654	2.4
	Macau: 1.4%
1,500,000 (1)	Melco Resorts Finance Ltd., 5.750%, 07/21/2028	1,536,173	1.4

	Malaysia: 0.6%
650,000 (1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	643,889	0.6

	Mexico: 6.8%
950,000 (1)	Alpek SAB de CV, 4.250%, 09/18/2029	1,019,492	0.9
500,000 (1)(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	558,200	0.5
350,000 (1)(3)	Cemex SAB de CV, 5.125%, 12/31/2199	356,916	0.3
850,000 (1)	Cemex SAB de CV, 5.200%, 09/17/2030	914,005	0.8
200,000 (1)	Cemex SAB de CV, 7.375%, 06/05/2027	221,798	0.2
1,000,000 (1)(2)	Credito Real SAB de CV SOFOM ER, 8.000%, 01/21/2028	859,740	0.8
500,000 (1)(3)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	523,755	0.5
500,000 (1)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	553,750	0.5
800,000 (1)	Orbia Advance Corp. SAB de CV, 2.875%, 05/11/2031	806,000	0.8
625,000 (1)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	714,050	0.7
600,000	Southern Copper Corp., 5.875%, 04/23/2045	811,950	0.8
		7,339,656	6.8
	Morocco: 0.6%
500,000	OCP SA, 6.875%, 04/25/2044	607,465	0.6

	Oman: 2.0%
950,000 (1)	OQ SAOC, 5.125%, 05/06/2028	963,115	0.9
550,000 (1)	Oryx Funding Ltd., 5.800%, 02/03/2031	583,465	0.5
220,000	Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	231,075	0.2
350,000	Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	385,910	0.4
		2,163,565	2.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Panama: 3.0%
675,000 (1)	Aeropuerto Internacional de Tocumen SA, 4.000%, 08/11/2041	$694,953	0.6
825,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	851,606	0.8
1,000,000	C&W Senior Financing DAC, 6.875%, 09/15/2027	1,052,500	1.0
600,000 (1)	ENA Master Trust, 4.000%, 05/19/2048	616,338	0.6
		3,215,397	3.0
	Peru: 3.8%
1,050,000 (1)(3)	Banco de Credito del Peru, 3.125%, 07/01/2030	1,040,812	0.9
500,000 (1)	Credicorp Ltd., 2.750%, 06/17/2025	511,439	0.5
550,000	Inkia Energy Ltd., 5.875%, 11/09/2027	573,183	0.5
650,000 (1)	InRetail Consumer, 3.250%, 03/22/2028	652,437	0.6
200,000	Kallpa Generacion SA, 4.125%, 08/16/2027	208,940	0.2
500,000 (1)	Kallpa Generacion SA, 4.125%, 08/16/2027	522,350	0.5
650,000 (1)	Volcan Cia Minera SAA, 4.375%, 02/11/2026	633,679	0.6
		4,142,840	3.8
	Poland: 0.7%
785,000 (1)	CANPACK SA / Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025	799,146	0.7

	Qatar: 1.2%
650,000 (1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	663,631	0.6
650,000 (1)	Qatar Petroleum, 3.300%, 07/12/2051	657,813	0.6
		1,321,444	1.2
	Russia: 7.7%
1,000,000 (1)(3)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	1,045,570	1.0
1,050,000 (1)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	1,038,709	1.0
750,000 (1)	Evraz PLC, 5.250%, 04/02/2024	804,649	0.7
800,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	887,758	0.8

See Accompanying Notes to Financial Statements

Voya Emerging Markets	portfolio of investments
Corporate Debt Fund	as of September 30, 2021(Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Russia (continued)
275,000 (1)	Gazprom PJSC via Gaz Finance PLC, 2.950%, 01/27/2029	$270,285	0.2
800,000 (1)(3)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	835,055	0.8
775,000 (1)	Lukoil Securities BV, 3.875%, 05/06/2030	815,726	0.7
500,000 (1)	Phosagro OAO Via Phosagro Bond Funding DAC, 2.600%, 09/16/2028	499,635	0.5
550,000 (1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	572,673	0.5
500,000 (1)(3)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	518,871	0.5
1,000,000 (1)	VEON Holdings BV, 4.000%, 04/09/2025	1,051,480	1.0
		8,340,411	7.7
	Saudi Arabia: 2.6%
400,000 (1)	Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026	417,840	0.4
275,000 (1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	277,865	0.2
1,400,000 (1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	1,373,324	1.3
600,000	Saudi Electricity Global Sukuk Co. 2, 5.060%, 04/08/2043	733,529	0.7
		2,802,558	2.6
	Singapore: 1.6%
900,000	Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	974,318	0.9
800,000 (1)(3)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	798,744	0.7
		1,773,062	1.6
	South Africa: 3.2%
600,000	AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	616,293	0.6
400,000	AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	498,628	0.4
875,000 (1)	Bidvest Group UK PLC/The, 3.625%, 09/23/2026	876,094	0.8
775,000 (1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	836,159	0.8
625,000	Sasol Financing USA LLC, 4.375%, 09/18/2026	634,875	0.6
		3,462,049	3.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	South Korea: 2.9%
700,000 (1)	Kookmin Bank, 2.500%, 11/04/2030	$694,061	0.7
550,000 (1)(3)	Kookmin Bank, 4.350%, 12/31/2199	581,347	0.5
425,000 (1)(3)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	422,361	0.4
700,000 (1)	SK Hynix, Inc., 2.375%, 01/19/2031	680,019	0.6
725,000 (1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	791,041	0.7
		3,168,829	2.9
	Thailand: 2.3%
500,000 (1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	574,564	0.5
800,000 (1)(3)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	833,000	0.8
1,000,000 (1)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	1,053,134	1.0
		2,460,698	2.3
	Turkey: 3.9%
775,000 (1)	Akbank TAS, 6.800%, 02/06/2026	809,247	0.7
550,000 (1)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	596,090	0.6
550,000	Turkiye Is Bankasi AS, 6.125%, 04/25/2024	567,824	0.5
700,000 (1)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	769,902	0.7
700,000 (1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	713,647	0.7
700,000 (1)(3)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	722,054	0.7
		4,178,764	3.9
	Ukraine: 0.7%
750,000 (1)	MHP Lux SA, 6.250%, 09/19/2029	769,425	0.7

	United Arab Emirates: 3.0%
850,000 (1)	Abu Dhabi National Energy Co. PJSC, 2.000%, 04/29/2028	856,269	0.8
700,000	DP World Ltd., 6.850%, 07/02/2037	938,000	0.8
525,000 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	516,744	0.5
400,000 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	400,433	0.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets	portfolio of investments
Corporate Debt Fund	as of September 30, 2021(Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United Arab Emirates (continued)
500,000	MAF Global Securities Ltd., 4.750%, 05/07/2024	$541,250	0.5
		3,252,696	3.0
	Zambia: 0.7%
750,000 (1)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	764,062	0.7
	Total Corporate Bonds/Notes (Cost $98,946,228)	102,643,367	94.9
SOVEREIGN BONDS: 1.2%
	Egypt: 0.4%
400,000 (1)	Egypt Government International Bond, 7.600%, 03/01/2029	415,624	0.4

	Ghana: 0.4%
550,000 (1)	Ghana Government International Bond, 6.375%, 02/11/2027	519,131	0.4

	Nigeria: 0.4%
400,000	Nigeria Government International Bond, 6.500%, 11/28/2027	415,752	0.4
	Total Sovereign Bonds (Cost $1,350,000)	1,350,507	1.2
	Total Long-Term Investments (Cost $100,296,228)	103,993,874	96.1
SHORT-TERM INVESTMENTS: 4.4%
	Repurchase Agreements: 1.7%
870,083 (4)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $870,084, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $887,485, due 09/01/31-07/01/60)	870,083	0.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/21-05/01/58)	$1,000,000	0.9
	Total Repurchase Agreements (Cost $1,870,083)	1,870,083	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.7%
2,874,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $2,874,000)	2,874,000	2.7
	Total Short-Term Investments (Cost $4,744,083)	4,744,083	4.4
	Total Investments in Securities (Cost $105,040,311)	$108,737,957	100.5
	Liabilities in Excess of Other Assets	(588,512)	(0.5)
	Net Assets	$108,149,445	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of September 30, 2021.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of September 30, 2021.

See Accompanying Notes to Financial Statements

Voya Emerging Markets	portfolio of investments
Corporate Debt Fund	as of September 30, 2021(Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financial	20.7%
Energy	18.5
Basic Materials	16.0
Communications	10.4
Consumer, Non-cyclical	8.5
Utilities	8.2
Industrial	6.6
Consumer, Cyclical	5.4
Sovereign Bonds	1.2
Technology	0.6
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$102,643,367	$—	$102,643,367
Sovereign Bonds	—	1,350,507	—	1,350,507
Short-Term Investments	2,874,000	1,870,083	—	4,744,083
Total Investments, at fair value	$2,874,000	$105,863,957	$—	$108,737,957
Other Financial Instruments+
Futures	240,636	—	—	240,636
Total Assets	$3,114,636	$105,863,957	$—	$108,978,593
Liabilities Table
Other Financial Instruments+
Futures	$(73,483)	$—	$—	$(73,483)
Total Liabilities	$(73,483)	$—	$—	$(73,483)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets	portfolio of investments
Corporate Debt Fund	as of September 30, 2021(Unaudited) (continued)

At September 30, 2021, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	52	12/31/21	$11,442,844	$(7,004)
U.S. Treasury 5-Year Note	59	12/31/21	7,241,789	(41,674)
U.S. Treasury Ultra Long Bond	4	12/21/21	764,250	(24,805)
			$19,448,883	$(73,483)
Short Contracts:
U.S. Treasury 10-Year Note	(62)	12/21/21	(8,159,781)	88,434
U.S. Treasury Long Bond	(5)	12/21/21	(796,094)	17,771
U.S. Treasury Ultra 10-Year Note	(61)	12/21/21	(8,860,250)	134,431
			$(17,816,125)	$240,636
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$240,636
Total Asset Derivatives		$240,636
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$73,483
Total Liability Derivatives		$73,483

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(128,040)
Total	$(128,040)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(155,687)
Total	$(155,687)
At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $105,408,537.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,538,291
Gross Unrealized Depreciation	(1,041,717)
Net Unrealized Appreciation	$3,496,574
See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 35.7%
	Brazil: 2.1%
1,200,000 (1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	$1,193,700	0.6
1,200,000	Petrobras Global Finance BV, 5.600%, 01/03/2031	1,304,100	0.7
1,250,000	Petrobras Global Finance BV, 5.750%, 02/01/2029	1,397,063	0.8
		3,894,863	2.1
	Chile: 4.1%
665,000 (1)	Alfa Desarrollo SpA, 4.550%, 09/27/2051	649,539	0.3
900,000 (1)	Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031	969,614	0.5
1,150,000 (1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,279,783	0.7
750,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	861,207	0.5
400,000 (1)	Empresa de Transporte de Pasajeros Metro SA, 3.693%, 09/13/2061	391,500	0.2
1,400,000 (1)	Empresa Nacional del Petroleo, 3.450%, 09/16/2031	1,377,425	0.8
1,500,000 (1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,575,795	0.9
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	302,322	0.2
		7,407,185	4.1
	China: 1.6%
1,700,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,945,220	1.1
900,000 (1)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	907,273	0.5
		2,852,493	1.6
	Colombia: 1.9%
1,250,000	Ecopetrol SA, 6.875%, 04/29/2030	1,464,687	0.8
600,000 (1)	Millicom International Cellular SA, 4.500%, 04/27/2031	628,383	0.4
350,000 (1)	Oleoducto Central SA, 4.000%, 07/14/2027	360,938	0.2
1,000,000 (1)	SierraCol Energy Andina LLC, 6.000%, 06/15/2028	979,065	0.5
		3,433,073	1.9
	Indonesia: 3.9%
750,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	812,498	0.4
250,000 (1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	252,505	0.1
750,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	768,356	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Indonesia (continued)
1,000,000 (1)	Pertamina Persero PT, 3.650%, 07/30/2029	$1,071,625	0.6
1,000,000	Pertamina Persero PT, 5.625%, 05/20/2043	1,189,220	0.7
750,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	813,750	0.4
1,500,000 (1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,627,500	0.9
500,000 (1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	633,313	0.4
		7,168,767	3.9
	Kazakhstan: 2.4%
700,000 (1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	705,061	0.4
2,000,000 (1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	2,066,100	1.2
500,000	KazMunayGas National Co. JSC, 5.750%, 04/19/2047	602,045	0.3
750,000 (1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	966,413	0.5
		4,339,619	2.4
	Malaysia: 1.8%
750,000 (1)	Petronas Capital Ltd., 4.550%, 04/21/2050	921,556	0.5
1,750,000 (1)	Petronas Capital Ltd., 4.800%, 04/21/2060	2,284,775	1.3
		3,206,331	1.8
	Mexico: 5.2%
500,000 (1)(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	558,200	0.3
750,000 (1)	Banco Nacional de Comercio Exterior SNC/ Cayman Islands, 4.375%, 10/14/2025	830,089	0.5
400,000 (1)(2)	Cemex SAB de CV, 5.125%, 12/31/2199	407,904	0.2
750,000 (1)	Cemex SAB de CV, 7.375%, 06/05/2027	831,742	0.5
500,000 (1)	Comision Federal de Electricidad, 4.677%, 02/09/2051	479,760	0.3
500,000 (1)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	553,750	0.3
800,000 (1)	Orbia Advance Corp. SAB de CV, 2.875%, 05/11/2031	806,000	0.4
450,000	Petroleos Mexicanos, 4.500%, 01/23/2026	453,127	0.2
350,000	Petroleos Mexicanos, 5.500%, 06/27/2044	280,649	0.1
1,000,000	Petroleos Mexicanos, 6.500%, 03/13/2027	1,057,500	0.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Mexico (continued)
500,000	Petroleos Mexicanos, 6.500%, 01/23/2029	$514,708	0.3
500,000	Petroleos Mexicanos, 6.750%, 09/21/2047	436,850	0.2
1,275,000	Petroleos Mexicanos, 6.875%, 08/04/2026	1,388,284	0.8
1,000,000	Petroleos Mexicanos, 6.950%, 01/28/2060	875,265	0.5
		9,473,828	5.2
	Oman: 1.4%
1,750,000 (1)	OQ SAOC, 5.125%, 05/06/2028	1,774,159	1.0
700,000 (1)	Oryx Funding Ltd., 5.800%, 02/03/2031	742,592	0.4
		2,516,751	1.4
	Panama: 1.9%
1,000,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,032,250	0.6
1,200,000 (1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	1,343,274	0.7
1,000,000 (1)	ENA Master Trust, 4.000%, 05/19/2048	1,027,230	0.6
		3,402,754	1.9
	Peru: 1.8%
400,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	397,566	0.2
250,000	Kallpa Generacion SA, 4.125%, 08/16/2027	261,175	0.1
500,000 (1)	Kallpa Generacion SA, 4.125%, 08/16/2027	522,350	0.3
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	257,813	0.1
1,400,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	1,400,826	0.8
525,000 (1)	Volcan Cia Minera SAA, 4.375%, 02/11/2026	511,817	0.3
		3,351,547	1.8
	Qatar: 0.7%
1,350,000 (1)	Qatar Petroleum, 3.300%, 07/12/2051	1,366,227	0.7

	Russia: 2.0%
1,250,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	1,387,121	0.8
1,350,000 (1)(2)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	1,409,156	0.8
750,000 (1)	Lukoil Securities BV, 3.875%, 05/06/2030	789,412	0.4
		3,585,689	2.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Saudi Arabia: 3.1%
1,050,000 (1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	$1,060,938	0.6
750,000 (1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	735,709	0.4
1,000,000 (1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	955,765	0.5
3,000,000 (1)	Saudi Arabian Oil Co., 3.500%, 11/24/2070	2,828,475	1.6
		5,580,887	3.1
	South Africa: 0.6%
1,000,000 (1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	1,071,750	0.6

	United Arab Emirates: 1.1%
750,000	DP World Crescent Ltd., 3.875%, 07/18/2029	811,777	0.5
500,000 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	492,137	0.3
625,000 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	625,677	0.3
		1,929,591	1.1
	Venezuela: 0.1%
1,000,000 (3)(4)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	55,000	0.0
1,750,000 (3)(4)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	96,250	0.1
		151,250	0.1
	Total Corporate Bonds/Notes (Cost $63,337,548)	64,732,605	35.7
MUNICIPAL BONDS: 0.5%
	Turkey: 0.5%
1,000,000 (1)	Istanbul Metropolitan Municipality, 6.375%, 12/09/2025	988,505	0.5
	Total Municipal Bonds (Cost $990,550)	988,505	0.5
SOVEREIGN BONDS: 62.3%
	Angola: 0.7%
750,000 (1)	Angolan Government International Bond, 8.000%, 11/26/2029	770,043	0.4
500,000 (1)(5)	Angolan Government International Bond, 9.500%, 11/12/2025	551,885	0.3
		1,321,928	0.7
	Argentina: 1.5%
1,883,777 (6)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 0), 07/09/2030	695,528	0.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Argentina (continued)
4,906,220 (6)	Argentine Republic Government International Bond, 1.125% (Step Rate @ 1.500% on 0), 07/09/2035	$1,616,894	0.9
374,361	Argentine Republic Government International Bond, 1.000%, 07/09/2029	143,197	0.1
701,019 (6)	Argentine Republic Government International Bond, 2.000% (Step Rate @ 3.875% on 07/09/2022), 01/09/2038	273,601	0.1
		2,729,220	1.5
	Azerbaijan: 0.3%
500,000	Republic of Azerbaijan International Bond, 4.750%, 03/18/2024	536,174	0.3

	Bahrain: 1.2%
2,000,000	Bahrain Government International Bond, 7.375%, 05/14/2030	2,222,380	1.2

	Belarus: 0.3%
700,000	Republic of Belarus International Bond, 6.200%, 02/28/2030	618,457	0.3

	Colombia: 3.3%
500,000	Colombia Government International Bond, 3.000%, 01/30/2030	473,458	0.3
2,000,000	Colombia Government International Bond, 4.125%, 05/15/2051	1,723,240	1.0
750,000	Colombia Government International Bond, 4.000%, 02/26/2024	784,924	0.4
1,750,000	Colombia Government International Bond, 5.000%, 06/15/2045	1,712,183	0.9
500,000	Colombia Government International Bond, 6.125%, 01/18/2041	550,727	0.3
700,000	Colombia Government International Bond, 8.125%, 05/21/2024	809,938	0.4
		6,054,470	3.3
	Costa Rica: 1.4%
900,000 (1)	Costa Rica Government International Bond, 4.250%, 01/26/2023	920,835	0.5
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Costa Rica (continued)
1,500,000	Costa Rica Government International Bond, 6.125%, 02/19/2031	$1,543,140	0.9
		2,463,975	1.4
	Dominican Republic: 4.2%
1,500,000 (1)	Dominican Republic International Bond, 4.500%, 01/30/2030	1,530,015	0.8
1,150,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	1,175,886	0.7
500,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	495,755	0.3
700,000 (1)	Dominican Republic International Bond, 5.500%, 01/27/2025	766,507	0.4
1,700,000	Dominican Republic International Bond, 5.875%, 01/30/2060	1,667,717	0.9
1,200,000	Dominican Republic International Bond, 6.000%, 07/19/2028	1,359,012	0.8
500,000 (1)	Dominican Republic International Bond, 6.875%, 01/29/2026	578,755	0.3
		7,573,647	4.2
	Ecuador: 1.3%
717,550 (1)(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 1.500% on 07/31/2022), 07/31/2040	419,326	0.2
1,807,845 (1)(6)	Ecuador Government International Bond, 1.000% (Step Rate @ 2.500% on 07/31/2022), 07/31/2035	1,199,975	0.7
800,850 (1)(6)	Ecuador Government International Bond, 5.000% (Step Rate @ 5.500% on 07/31/2022), 07/31/2030	674,724	0.4
		2,294,025	1.3
	Egypt: 3.4%
600,000	Egypt Government International Bond, 7.500%, 01/31/2027	635,799	0.4
500,000 (1)	Egypt Government International Bond, 7.500%, 02/16/2061	440,185	0.2
1,100,000 (1)	Egypt Government International Bond, 7.600%, 03/01/2029	1,142,966	0.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Egypt (continued)
700,000	Egypt Government International Bond, 8.500%, 01/31/2047	$678,111	0.4
1,750,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,704,470	0.9
500,000 (1)	Egypt Government International Bond, 8.750%, 09/30/2051	489,195	0.3
1,100,000 (1)	Egypt Government International Bond, 8.875%, 05/29/2050	1,092,697	0.6
		6,183,423	3.4
	El Salvador: 0.4%
1,000,000 (1)	El Salvador Government International Bond, 6.375%, 01/18/2027	750,010	0.4

	Gabon: 0.3%
500,000 (1)	Gabon Government International Bond, 6.625%, 02/06/2031	493,630	0.3

	Ghana: 2.4%
1,750,000	Ghana Government International Bond, 7.875%, 03/26/2027	1,714,737	0.9
2,000,000	Ghana Government International Bond, 7.875%, 02/11/2035	1,804,880	1.0
1,000,000	Ghana Government International Bond, 8.750%, 03/11/2061	896,875	0.5
		4,416,492	2.4
	Honduras: 0.3%
250,000	Honduras Government International Bond, 5.625%, 06/24/2030	261,253	0.2
200,000	Honduras Government International Bond, 6.250%, 01/19/2027	217,502	0.1
		478,755	0.3
	Hungary: 1.4%
1,750,000 (1)	Hungary Government International Bond, 3.125%, 09/21/2051	1,726,818	0.9
500,000	Hungary Government International Bond, 7.625%, 03/29/2041	834,770	0.5
		2,561,588	1.4
	Indonesia: 3.6%
300,000	Indonesia Government International Bond, 4.750%, 02/11/2029	350,171	0.2
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Indonesia (continued)
1,250,000	Indonesia Government International Bond, 5.250%, 01/17/2042	$1,523,241	0.8
1,250,000	Indonesia Government International Bond, 8.500%, 10/12/2035	1,956,153	1.1
1,000,000	Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050	1,019,450	0.6
1,500,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,677,615	0.9
		6,526,630	3.6
	Ivory Coast: 0.7%
1,193,404 (2)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,197,879	0.7

	Jamaica: 1.3%
1,200,000	Jamaica Government International Bond, 7.875%, 07/28/2045	1,669,212	0.9
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	695,005	0.4
		2,364,217	1.3
	Jordan: 0.6%
1,000,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	1,040,225	0.6

	Kazakhstan: 1.4%
1,750,000 (1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,535,085	1.4

	Kenya: 1.0%
500,000 (1)	Kenya Government International Bond, 6.875%, 06/24/2024	548,780	0.3
500,000	Kenya Government International Bond, 7.250%, 02/28/2028	550,684	0.3
600,000	Kenya Government International Bond, 8.000%, 05/22/2032	664,797	0.4
		1,764,261	1.0
	Lebanon: 0.4%
2,000,000 (3)	Lebanon Government International Bond, 6.100%, 10/04/2022	338,120	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Lebanon (continued)
2,000,000 (3)	Lebanon Government International Bond, 6.850%, 03/23/2027	$338,064	0.2
		676,184	0.4
	Malaysia: 0.7%
1,250,000 (1)	Malaysia Wakala Sukuk Bhd, 3.075%, 04/28/2051	1,277,016	0.7

	Mexico: 1.6%
940,000 (5)	Mexico Government International Bond, 3.250%, 04/16/2030	964,882	0.6
750,000	Mexico Government International Bond, 4.350%, 01/15/2047	753,622	0.4
1,000,000	Mexico Government International Bond, 4.500%, 04/22/2029	1,124,815	0.6
		2,843,319	1.6
	Morocco: 1.1%
750,000 (1)	Morocco Government International Bond, 3.000%, 12/15/2032	714,724	0.4
1,500,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	1,372,302	0.7
		2,087,026	1.1
	Nigeria: 1.8%
1,000,000	Nigeria Government International Bond, 6.500%, 11/28/2027	1,039,380	0.6
1,500,000 (1)	Nigeria Government International Bond, 7.375%, 09/28/2033	1,515,060	0.8
500,000	Nigeria Government International Bond, 7.696%, 02/23/2038	495,878	0.3
300,000	Nigeria Government International Bond, 7.875%, 02/16/2032	312,703	0.1
		3,363,021	1.8
	Oman: 1.2%
500,000 (1)	Oman Government International Bond, 5.375%, 03/08/2027	522,875	0.3
800,000	Oman Government International Bond, 6.000%, 08/01/2029	843,466	0.5
750,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	729,410	0.4
		2,095,751	1.2
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Panama: 2.2%
500,000	Panama Government International Bond, 3.875%, 03/17/2028	$543,993	0.3
500,000	Panama Government International Bond, 4.500%, 04/16/2050	546,105	0.3
1,250,000	Panama Government International Bond, 6.700%, 01/26/2036	1,666,731	0.9
800,000	Panama Government International Bond, 9.375%, 04/01/2029	1,165,584	0.7
		3,922,413	2.2
	Paraguay: 0.9%
750,000	Paraguay Government International Bond, 5.000%, 04/15/2026	835,320	0.5
650,000	Paraguay Government International Bond, 5.600%, 03/13/2048	755,632	0.4
		1,590,952	0.9
	Peru: 0.9%
500,000	Peruvian Government International Bond, 2.780%, 12/01/2060	423,370	0.2
500,000	Peruvian Government International Bond, 2.783%, 01/23/2031	496,050	0.3
500,000	Peruvian Government International Bond, 5.625%, 11/18/2050	678,620	0.4
		1,598,040	0.9
	Philippines: 1.3%
750,000	Philippine Government International Bond, 6.375%, 01/15/2032	1,012,556	0.5
1,000,000	Philippine Government International Bond, 7.750%, 01/14/2031	1,442,775	0.8
		2,455,331	1.3
	Qatar: 2.0%
1,350,000 (1)	Qatar Government International Bond, 3.750%, 04/16/2030	1,522,653	0.8
500,000 (1)	Qatar Government International Bond, 4.000%, 03/14/2029	569,350	0.3
750,000 (1)	Qatar Government International Bond, 4.400%, 04/16/2050	916,943	0.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Qatar (continued)
500,000 (1)	Qatar Government International Bond, 4.817%, 03/14/2049	$644,316	0.4
		3,653,262	2.0
	Republic Of Serbia: 0.8%
1,500,000	Serbia International Bond, 2.125%, 12/01/2030	1,406,761	0.8

	Romania: 1.5%
1,500,000 (1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,533,504	0.8
750,000 (1)	Romanian Government International Bond, 4.000%, 02/14/2051	750,375	0.4
400,000	Romanian Government International Bond, 5.125%, 06/15/2048	473,700	0.3
		2,757,579	1.5
	Russia: 2.5%
1,000,000	Russia Government Bond, 5.625%, 04/04/2042	1,297,904	0.7
1,800,000	Russian Foreign Bond — Eurobond, 4.750%, 05/27/2026	2,028,708	1.1
1,000,000	Russian Foreign Bond — Eurobond, 5.250%, 06/23/2047	1,269,352	0.7
		4,595,964	2.5
	Saudi Arabia: 1.5%
500,000 (1)	Saudi Government International Bond, 2.250%, 02/02/2033	487,127	0.3
1,600,000	Saudi Government International Bond, 2.900%, 10/22/2025	1,704,426	0.9
500,000 (1)	Saudi Government International Bond, 3.450%, 02/02/2061	491,953	0.3
		2,683,506	1.5
	Senegal: 0.3%
500,000	Senegal Government International Bond, 6.250%, 05/23/2033	522,549	0.3

	South Africa: 1.8%
2,000,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	2,015,310	1.1
500,000	Republic of South Africa Government International Bond, 5.750%, 09/30/2049	477,610	0.3
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	South Africa (continued)
800,000	Republic of South Africa Government International Bond, 6.300%, 06/22/2048	$826,192	0.4
		3,319,112	1.8
	Sri Lanka: 1.1%
500,000 (1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	367,500	0.2
2,000,000 (1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,262,500	0.7
750,000	Sri Lanka Government International Bond, 7.550%, 03/28/2030	459,810	0.2
		2,089,810	1.1
	Turkey: 3.6%
950,000	Turkey Government International Bond, 4.875%, 10/09/2026	912,694	0.5
500,000	Turkey Government International Bond, 5.125%, 02/17/2028	475,425	0.3
900,000	Turkey Government International Bond, 5.600%, 11/14/2024	913,563	0.5
1,000,000	Turkey Government International Bond, 6.375%, 10/14/2025	1,028,880	0.6
1,750,000	Turkey Government International Bond, 7.375%, 02/05/2025	1,861,650	1.0
1,000,000	Turkey Government International Bond, 7.625%, 04/26/2029	1,069,002	0.6
250,000 (1)	Turkiye Ihracat Kredi Bankasi AS, 5.750%, 07/06/2026	245,365	0.1
		6,506,579	3.6
	Ukraine: 2.5%
1,111,000	Ukraine Government International Bond, 7.253%, 03/15/2033	1,128,523	0.6
650,000	Ukraine Government International Bond, 7.375%, 09/25/2032	667,082	0.4
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2022	360,859	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2023	370,652	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Ukraine (continued)
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2024	$375,851	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2025	376,668	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2026	376,190	0.2
225,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2027	244,345	0.2
500,000	Ukraine Government International Bond, 9.750%, 11/01/2028	587,873	0.3
		4,488,043	2.5
	Uruguay: 1.0%
750,000	Uruguay Government International Bond, 4.375%, 10/27/2027	861,757	0.5
250,000	Uruguay Government International Bond, 4.375%, 01/23/2031	289,683	0.1
500,000	Uruguay Government International Bond, 7.625%, 03/21/2036	749,270	0.4
		1,900,710	1.0
	Venezuela: 0.1%
1,250,000 (3)	Venezuela Government International Bond, 9.250%, 09/15/2027	135,625	0.1

	Zambia: 0.5%
750,000 (1)(3)	Zambia Government International Bond, 8.500%, 04/14/2024	588,967	0.3
500,000 (1)(3)	Zambia Government International Bond, 8.970%, 07/30/2027	388,097	0.2
		977,064	0.5
	Total Sovereign Bonds (Cost $115,356,477)	113,072,088	62.3
	Total Long-Term Investments (Cost $179,684,575)	178,793,198	98.5
SHORT-TERM INVESTMENTS: 1.2%
	Repurchase Agreements: 0.9%
596,543 (7)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $596,544, collateralized by various U.S. Government Agency
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
	Obligations, 1.500%-5.000%, Market Value plus accrued interest $608,474, due 09/01/31-07/01/60)	$596,543	0.3
1,000,000 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/21-05/01/58)	1,000,000	0.6

	Total Repurchase Agreements (Cost $1,596,543)	1,596,543	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
586,000 (8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $586,000)	586,000	0.3
	Total Short-Term Investments (Cost $2,182,543)	2,182,543	1.2
	Total Investments in Securities (Cost $181,867,118)	$180,975,741	99.7
	Assets in Excess of Other Liabilities	502,430	0.3
	Net Assets	$181,478,171	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a) (2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of September 30, 2021.

(3)
Defaulted security.

(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2021, the Fund held restricted securities with a fair value of $151,250 or 0.1% of net assets. Please refer to the table below for additional details.

(5)
Security, or a portion of the security, is on loan.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

(6)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2021.

(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of September 30, 2021.

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	62.3%
Energy	21.6
Utilities	6.2
Basic Materials	3.8
Industrial	1.5
Financial	1.4
Consumer, Non-cyclical	0.9
Municipal Bonds	0.5
Communications	0.3
Short-Term Investments	1.2
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$64,732,605	$—	$64,732,605
Municipal Bonds	—	988,505	—	988,505
Sovereign Bonds	—	113,072,088	—	113,072,088
Short-Term Investments	586,000	1,596,543	—	2,182,543
Total Investments, at fair value	$586,000	$180,389,741	$—	$180,975,741
Other Financial Instruments+
Futures	388,093	—	—	388,093
Total Assets	$974,093	$180,389,741	$—	$181,363,834
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(771)	$—	$(771)
Futures	(65,959)	—	—	(65,959)
Total Liabilities	$(65,959)	$(771)	$—	$(66,730)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2021, Voya Emerging Markets Hard Currency Debt Fund held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	2/27/2014	$807,052	$55,000
Petroleos de Venezuela SA	7/25/2013	1,396,755	96,250
		$2,203,807	$151,250
See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

At September 30, 2021, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 44,825	USD 52,705	JPMorgan Chase Bank N.A.	10/15/21	$(771)
				$(771)
At September 30, 2021, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	52	12/31/21	$11,442,844	$(6,144)
U.S. Treasury 5-Year Note	90	12/31/21	11,046,797	(56,641)
U.S. Treasury Long Bond	1	12/21/21	159,219	(3,174)
			$22,648,860	$(65,959)
Short Contracts:
U.S. Treasury 10-Year Note	(72)	12/21/21	(9,475,875)	102,697
U.S. Treasury Ultra 10-Year Note	(78)	12/21/21	(11,329,500)	171,077
U.S. Treasury Ultra Long Bond	(17)	12/21/21	(3,248,063)	114,319
			$(24,053,438)	$388,093
Currency Abbreviations
EUR  –  EU Euro
USD  –  United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	388,093
Total Asset Derivatives		$388,093
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$771
Interest rate contracts	Variation margin payable on futures contracts*	65,959
Total Liability Derivatives		$66,730

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(1,483)	$—	$(1,483)
Interest rate contracts	—	(355,669)	(355,669)
Total	$(1,483)	$(355,669)	$(357,152)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$644	$—	$644
Interest rate contracts	—	(181,544)	(181,544)
Total	$644	$(181,544)	$(180,900)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2021:
JPMorgan Chase Bank N.A.
Liabilities:
Forward foreign currency contracts	$771
Total Liabilities	$771
Net OTC derivative instruments by counterparty, at fair value	$(771)
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$(771)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $182,954,956.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$10,229,234
Gross Unrealized Depreciation	(11,887,086)
Net Unrealized Depreciation	$(1,657,852)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.2%
	Mexico: 0.2%
MXN 4,000,000	Petroleos Mexicanos, 7.650%, 11/24/2021	$192,917	0.2
	Total Corporate Bonds/Notes (Cost $201,511)	192,917	0.2
SUPRANATIONAL BONDS: 2.9%
	Supranational: 2.9%
PLN 2,402,000	European Investment Bank, 3.000%, 05/24/2024	634,524	0.9
ZAR 6,900,000	European Investment Bank, 8.125%, 12/21/2026	477,656	0.6
ZAR 15,360,000	European Investment Bank, 8.500%, 09/17/2024	1,080,349	1.4
	Total Supranational Bonds
	(Cost $2,111,911)	2,192,529	2.9
SOVEREIGN BONDS: 83.5%
	Brazil: 8.3%
BRL 16,158,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	3,060,530	4.0
BRL 10,350,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	1,938,973	2.5
BRL 5,229,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2027	962,751	1.3
BRL 2,000,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	361,534	0.5
		6,323,788	8.3
	Chile: 1.5%
CLP 115,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	138,992	0.2
CLP 885,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	1,019,020	1.3
		1,158,012	1.5
	China: 10.7%
CNY 6,030,000	China Government Bond, 2.850%, 06/04/2027	934,148	1.2
CNY 26,700,000	China Government Bond, 3.250%, 06/06/2026	4,230,933	5.6
CNY 15,000,000	China Government Bond, 3.250%, 11/22/2028	2,378,253	3.1
CNY 2,560,000	China Government Bond, 3.290%, 05/23/2029	407,156	0.6
CNY 1,030,000	China Government Bond, 3.810%, 09/14/2050	169,209	0.2
		8,119,699	10.7
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Colombia: 4.4%
COP 4,902,300,000	Colombian TES, 6.000%, 04/28/2028	$1,211,886	1.6
COP 2,767,700,000	Colombian TES, 7.000%, 06/30/2032	688,886	0.9
COP 2,265,000,000	Colombian TES, 7.500%, 08/26/2026	616,588	0.8
COP 2,962,200,000	Colombian TES, 7.750%, 09/18/2030	794,661	1.1
		3,312,021	4.4
	Czech Republic: 4.2%
CZK 10,660,000	Czech Republic Government Bond, 0.250%, 02/10/2027	443,728	0.6
CZK 8,860,000	Czech Republic Government Bond, 0.950%, 05/15/2030	370,693	0.5
CZK 29,360,000	Czech Republic Government Bond, 1.000%, 06/26/2026	1,276,929	1.7
CZK 23,500,000	Czech Republic Government Bond, 2.400%, 09/17/2025	1,090,036	1.4
		3,181,386	4.2
	Dominican Republic: 0.2%
DOP 8,000,000	Dominican Republic International Bond, 8.900%, 02/15/2023	152,558	0.2

	Hungary: 2.5%
HUF 293,320,000	Hungary Government Bond, 1.500%, 04/22/2026	901,767	1.2
HUF 302,930,000	Hungary Government Bond, 3.000%, 08/21/2030	972,539	1.3
		1,874,306	2.5
	Indonesia: 8.2%
IDR 5,307,000,000	Indonesia Treasury Bond, 7.000%, 05/15/2027	397,863	0.5
IDR 14,321,000,000	Indonesia Treasury Bond, 7.500%, 08/15/2032	1,072,136	1.4
IDR 18,533,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	1,350,886	1.8
IDR 11,487,000,000	Indonesia Treasury Bond, 8.250%, 06/15/2032	906,701	1.2
IDR 18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2034	1,437,021	1.9
IDR 13,051,000,000	Indonesia Treasury Bond, 8.750%, 05/15/2031	1,068,700	1.4
		6,233,307	8.2
	Malaysia: 5.0%
MYR 8,382,000	Malaysia Government Bond, 3.885%, 08/15/2029	2,072,799	2.7
MYR 2,608,000	Malaysia Government Bond, 3.899%, 11/16/2027	647,658	0.8

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Malaysia (continued)
MYR 2,083,000	Malaysia Government Bond, 4.127%, 04/15/2032	$519,470	0.7
MYR 2,198,000	Malaysia Government Bond, 4.762%, 04/07/2037	574,710	0.8
		3,814,637	5.0
	Mexico: 6.7%
MXN 4,500	Mexican Bonos, 7.250%, 12/09/2021	219	0.0
MXN 12,170,000	Mexican Bonos, 7.500%, 06/03/2027	599,511	0.8
MXN 37,912,700	Mexican Bonos, 7.750%, 05/29/2031	1,884,514	2.5
MXN 1,470,000	Mexican Bonos, 7.750%, 11/13/2042	70,540	0.1
MXN 20,830,000	Mexican Bonos, 8.500%, 05/31/2029	1,080,580	1.4
MXN 28,791,000	Mexican Bonos, 8.500%, 11/18/2038	1,486,810	1.9
		5,122,174	6.7
	Peru: 2.1%
PEN 1,972,000	Peru Government Bond, 5.400%, 08/12/2034	412,367	0.6
PEN 44,000	Peru Government Bond, 6.150%, 08/12/2032	10,334	0.0
PEN 3,710,000	Peru Government Bond, 6.350%, 08/12/2028	928,166	1.2
PEN 918,000	Peru Government Bond, 6.900%, 08/12/2037	212,840	0.3
		1,563,707	2.1
	Philippines: 0.3%
PHP 10,000,000	Philippine Government International Bond, 6.250%, 01/14/2036	232,307	0.3

	Poland: 4.2%
PLN 1,060,000	Republic of Poland Government Bond, 0.250%, 10/25/2026	250,525	0.3
PLN 1,600,000	Republic of Poland Government Bond, 2.500%, 07/25/2026	423,408	0.6
PLN 9,380,000	Republic of Poland Government Bond, 2.750%, 04/25/2028	2,512,772	3.3
		3,186,705	4.2
	Romania: 2.1%
RON 3,370,000	Romania Government Bond, 3.250%, 04/29/2024	790,634	1.0
RON 2,965,000	Romania Government Bond, 4.250%, 06/28/2023	709,299	0.9
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Romania (continued)
RON 435,000	Romania Government Bond, 5.000%, 02/12/2029	$107,520	0.2
		1,607,453	2.1
	Russia: 4.7%
RUB 31,628,000	Russian Federal Bond - OFZ, 7.250%, 05/10/2034	430,823	0.6
RUB 103,000,000	Russian Federal Bond - OFZ, 7.650%, 04/10/2030	1,459,634	1.9
RUB 50,833,000	Russian Federal Bond - OFZ, 7.700%, 03/23/2033	721,392	0.9
RUB 66,750,000	Russian Federal Bond - OFZ, 8.500%, 09/17/2031	1,002,663	1.3
		3,614,512	4.7
	South Africa: 5.0%
ZAR 22	Republic of South Africa Government Bond, 6.250%, 03/31/2036	1	0.0
ZAR 42,402,000	Republic of South Africa Government Bond, 8.500%, 01/31/2037	2,362,000	3.1
ZAR 24,037,000	Republic of South Africa Government Bond, 8.875%, 02/28/2035	1,418,260	1.9
		3,780,261	5.0
	South Korea: 1.5%
IDR 15,800,000,000	Export-Import Bank of Korea, 7.250%, 12/07/2024	1,168,786	1.5

	Thailand: 6.2%
THB 17,596,000 (1)	Thailand Government Bond, 1.600%, 12/17/2029	516,040	0.7
THB 21,590,000	Thailand Government Bond, 2.875%, 12/17/2028	697,338	0.9
THB 59,627,000	Thailand Government Bond, 3.300%, 06/17/2038	1,962,646	2.6
THB 12,628,000	Thailand Government Bond, 3.400%, 06/17/2036	421,044	0.6
THB 11,369,000	Thailand Government Bond, 3.650%, 06/20/2031	389,706	0.5
THB 19,669,000	Thailand Government Bond, 4.875%, 06/22/2029	713,675	0.9
		4,700,449	6.2
	Turkey: 4.9%
TRY 6,059,000	Turkey Government Bond, 8.000%, 03/12/2025	514,909	0.7
TRY 8,314,000	Turkey Government Bond, 10.600%, 02/11/2026	735,293	1.0
TRY 16,392,000	Turkey Government Bond, 10.700%, 08/17/2022	1,747,399	2.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Turkey (continued)
TRY 1,270,000	Turkey Government Bond, 11.000%, 02/24/2027	$109,749	0.1
TRY 6,813,000	Turkey Government Bond, 12.400%, 03/08/2028	610,588	0.8
		3,717,938	4.9
	Uruguay: 0.8%
UYU 25,450,000	Uruguay Government International Bond, 8.250%, 05/21/2031	604,638	0.8
	Total Sovereign Bonds
	(Cost $70,818,145)	63,468,644	83.5
	Total Long-Term Investments
	(Cost $73,131,567)	65,854,090	86.6
SHORT-TERM INVESTMENTS: 10.3%
	Commercial Paper: 5.4%
1,100,000	Consolidated Edison Company, 0.090%, 10/15/2021	1,099,959	1.4
1,500,000	Enbridge (US) Inc., 0.130%, 10/04/2021	1,499,978	2.0
1,500,000	Fiserv, Inc., 0.150%, 10/08/2021	1,499,950	2.0
	Total Commercial Paper
	(Cost $4,099,899)	4,099,887	5.4

	Repurchase Agreements: 0.7%
545,339 (2)	RBC Dominion Securities
Inc., Repurchase Agreement
dated 09/30/21, 0.05%, due
10/01/21 (Repurchase
Amount $545,340,
collateralized by various U.S.
Government/U.S.
Government Agency
Obligations,
0.000%-6.500%, Market
Value plus accrued interest
$556,246, due
	10/31/21-05/01/58)
	(Cost $545,339)	545,339	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.2%
1,363,000 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	1,363,000	1.8
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
1,485,000 (3)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	$1,485,000	2.0
338,000 (3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	338,000	0.4
	Total Mutual Funds
	(Cost $3,186,000)	3,186,000	4.2
	Total Short-Term Investments
	(Cost $7,831,238)	7,831,226	10.3
	Total Investments in Securities (Cost $80,962,805)	$73,685,316	96.9
	Assets in Excess of Other Liabilities	2,354,830	3.1
	Net Assets	$76,040,146	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(3)
Rate shown is the 7-day yield as of September 30, 2021.

Currency Abbreviations:
BRL
Brazilian Real

CLP
Chilean Peso

CNY
Chinese Yuan

COP
Colombian Peso

CZK
Czech Koruna

DOP
Dominican Peso

HUF
Hungarian Forint

IDR
Indonesian Rupiah

MXN
Mexican Peso

MYR
Malaysian Ringgit

PEN
Peruvian Nuevo Sol

PHP
Philippine Peso

PLN
Polish Zloty

RON
Romanian New Leu

RUB
Russian Ruble

THB
Thai Baht

TRY
Turkish New Lira

UYU
Uruguayan Peso Uruguayo

ZAR
South African Rand

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	83.5%
Supranational Bonds	2.9
Energy	0.2
Short-Term Investments	10.3
Assets in Excess of Other Liabilities	3.1
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$192,917	$—	$192,917
Sovereign Bonds	—	63,468,644	—	63,468,644
Supranational Bonds	—	2,192,529	—	2,192,529
Short-Term Investments	3,186,000	4,645,226	—	7,831,226
Total Investments, at fair value	$3,186,000	$70,499,316	$—	$73,685,316
Other Financial Instruments+
Centrally Cleared Swaps	—	21,494	—	21,494
Forward Foreign Currency Contracts	—	187,370	—	187,370
Futures	16,670	—	—	16,670
OTC Swaps	—	39,192	—	39,192
Total Assets	$3,202,670	$70,747,372	$—	$73,950,042
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(15,179)	$—	$(15,179)
Forward Foreign Currency Contracts	—	(377,733)	—	(377,733)
Futures	(14,234)	—	—	(14,234)
Total Liabilities	$(14,234)	$(392,912)	$—	$(407,146)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2021, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 93	KRW 107,306	Barclays Bank PLC	10/01/21	$2
PHP 7,159,975	USD 140,317	Barclays Bank PLC	10/01/21	47
USD 142,771	PHP 7,159,975	Barclays Bank PLC	10/01/21	2,407
USD 139,305	PHP 7,159,975	Barclays Bank PLC	12/03/21	249
MYR 7,420,620	USD 1,773,486	Barclays Bank PLC	12/03/21	(7,302)
IDR 1,391,681,609	USD 96,271	BNP Paribas	10/01/21	964
HUF 296,713,853	USD 994,396	BNP Paribas	10/01/21	(38,084)
USD 968,727	HUF 296,713,853	BNP Paribas	10/01/21	12,416
USD 1,994,495	PLN 7,836,715	BNP Paribas	10/01/21	24,110
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,067,519	RUB 150,248,716	BNP Paribas	10/01/21	$3,415
USD 94,135	COP 354,063,618	BNP Paribas	11/05/21	1,371
RUB 150,248,716	USD 2,044,484	BNP Paribas	12/03/21	(761)
HUF 296,713,853	USD 966,483	BNP Paribas	12/03/21	(12,398)
PLN 7,836,715	USD 1,994,492	BNP Paribas	12/03/21	(24,554)
USD 81,371	CZK 1,744,776	Citibank N.A.	10/01/21	1,615
RUB 150,248,716	USD 2,039,743	Citibank N.A.	10/01/21	24,361
USD 97,636	IDR 1,391,681,609	Citibank N.A.	10/01/21	400
KRW 107,306	USD 91	Citibank N.A.	10/01/21	(1)
USD 40,803	PEN 166,347	Citibank N.A.	11/05/21	602
IDR 1,391,681,609	USD 96,953	Citibank N.A.	12/03/21	(448)
USD 91	KRW 107,306	Citibank N.A.	12/03/21	1
TRY 21,437,553	USD 2,422,104	Credit Suisse International	10/01/21	(11,494)
USD 2,338,157	TRY 21,437,553	Credit Suisse International	12/03/21	2,479
RON 2,663,023	USD 642,425	Goldman Sachs International	10/01/21	(19,094)
USD 629,268	RON 2,663,023	Goldman Sachs International	10/01/21	5,937
USD 180,700	BRL 940,201	Goldman Sachs International	11/05/21	8,929
RON 2,663,023	USD 627,192	Goldman Sachs International	12/03/21	(6,039)
PLN 7,836,715	USD 2,046,069	HSBC Bank USA N.A.	10/01/21	(75,684)
USD 3,851	ILS 12,325	HSBC Bank USA N.A.	10/01/21	28
CLP 842,176,069	USD 1,094,928	HSBC Bank USA N.A.	11/05/21	(59,627)
ILS 12,325	USD 3,853	HSBC Bank USA N.A.	12/03/21	(28)
ZAR 5,320,423	USD 367,701	JPMorgan Chase Bank N.A.	10/01/21	(14,390)
USD 2,492,340	TRY 21,437,553	JPMorgan Chase Bank N.A.	10/01/21	81,730
MXN 38,520,725	USD 1,914,227	JPMorgan Chase Bank N.A.	11/05/21	(57,121)
CZK 1,744,776	USD 80,189	Morgan Stanley Capital Services LLC	10/01/21	(433)
ILS 12,325	USD 3,836	Morgan Stanley Capital Services LLC	10/01/21	(13)
USD 80,040	CZK 1,744,776	Morgan Stanley Capital Services LLC	12/03/21	472
USD 429,192	CNY 2,785,678	Morgan Stanley Capital Services LLC	12/03/21	(651)
THB 47,983,813	USD 1,453,500	Standard Chartered Bank	10/01/21	(35,329)
USD 1,433,641	THB 47,983,813	Standard Chartered Bank	10/01/21	15,470
USD 353,004	ZAR 5,320,423	Standard Chartered Bank	10/01/21	(308)
ZAR 5,320,423	USD 349,943	Standard Chartered Bank	12/03/21	365
THB 47,983,813	USD 1,431,579	Standard Chartered Bank	12/03/21	(13,974)
				$(190,363)

At September 30, 2021, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	10	12/31/21	$1,227,422	$(6,473)
U.S. Treasury Ultra 10-Year Note	1	12/21/21	145,250	(2,205)
U.S. Treasury Ultra Long Bond	1	12/21/21	191,063	(5,556)
			$1,563,735	$(14,234)
Short Contracts:
U.S. Treasury 10-Year Note	(7)	12/21/21	(921,266)	9,984
U.S. Treasury 2-Year Note	(3)	12/31/21	(660,164)	346
U.S. Treasury Long Bond	(2)	12/21/21	(318,438)	6,340
			$(1,899,868)	$16,670
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

At September 30, 2021, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660%	Annual	06/27/27	PLN2,200,000	$21,494	$21,494
Receive	28-day MXN TIIE-BANXICO	Monthly	6.880	Monthly	07/28/22	MXN33,000,000	(15,179)	(15,179)
							$6,315	$6,315
At September 30, 2021, the following OTC interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR7,500,000	$39,192	$—	$39,192
								$39,192	$—	$39,192
Currency Abbreviations
BRL – Brazilian Real
CLP  –  Chilean Peso
COP  –  Colombian Peso
CNY  –  Chinese Yuan
CZK  –  Czech Koruna
HUF  –  Hungarian Forint
IDR  –  Indonesian Rupiah
ILS  –  Israeli New Shekel
KRW  –  South Korean Won
MXN  –  Mexican Peso
MYR  –  Malaysian Ringgit
PEN  –  Peruvian Nuevo Sol
PHP  –  Philippine Peso
PLN  –  Polish Zloty
RON  –  Romanian New Leu
RUB  –  Russian Ruble
THB  –  Thai Baht
TRY  –  Turkish Lira
USD  –  United States Dollar
ZAR  –  South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$187,370
Interest rate contracts	Variation margin receivable on futures contracts*	16,670
Interest rate contracts	Variation margin receivable on centrally cleared swaps*	21,494
Interest rate contracts	Unrealized appreciation on OTC swap agreements	39,192
Total Asset Derivatives		$264,726
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$377,733
Interest rate contracts	Variation margin payable on futures contracts*	14,234
Interest rate contracts	Variation margin payable on centrally cleared swaps*	15,179
Total Liability Derivatives		$407,146

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$35,236	$—	$—	$35,236
Interest rate contracts	—	(4,146)	(642)	(4,788)
Total	$35,236	$(4,146)	$(642)	$30,448
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$(307,912)	$—	$—	$(307,912)
Interest rate contracts	—	(2,868)	945	(1,923)
Total	$(307,912)	$(2,868)	$945	$(309,835)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2021:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Totals
Assets:
Forward foreign currency contracts	$2,705	$42,276	$26,979	$2,479	$14,866	$28	$81,730	$472	$15,835	$187,370
OTC Interest rate swaps	39,192	—	—	—	—	—	—	—	—	39,192
Total Assets	$41,897	$42,276	$26,979	$2,479	$14,866	$28	$81,730	$472	$15,835	$226,562
Liabilities:
Forward foreign currency contracts	$7,302	$75,797	$449	$11,494	$25,133	$135,339	$71,511	$1,097	$49,611	$377,733
Total Liabilities	$7,302	$75,797	$449	$11,494	$25,133	$135,339	$71,511	$1,097	$49,611	$377,733
Net OTC derivative instruments by counterparty, at fair value	$34,595	$(33,521)	$26,530	$(9,015)	$(10,267)	$(135,311)	$10,219	$(625)	$(33,776)	$(151,171)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)(2)	$34,595	$(33,521)	$26,530	$(9,015)	$(10,267)	$(135,311)	$10,219	$(625)	$(33,776)	$(151,171)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2021 (Unaudited) (continued)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $83,499,621.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,415,582
Gross Unrealized Depreciation	(9,491,099)
Net Unrealized Depreciation	$(8,075,517)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 23.3%
412,970 (1)(2)	Agate Bay Mortgage Trust 2014-2 B2, 3.869%, 09/25/2044	$414,393	0.0
1,401,664 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.746%, 01/25/2045	1,405,133	0.1
845,854 (1)(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.574%, 04/25/2045	851,139	0.1
706,095 (1)(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.543%, 06/25/2045	717,219	0.1
690,125 (1)(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.697%, 12/25/2045	694,254	0.0
646,000 (1)(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.697%, 12/25/2045	643,172	0.0
1,500,964 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.779%, 03/25/2046	1,522,418	0.1
998,319 (1)(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.779%, 03/25/2046	1,012,187	0.1
478,185	Alternative Loan Trust 2004-32CB 2A2, 0.486%, (US0001M + 0.400)%, 02/25/2035	445,596	0.0
677,196	Alternative Loan Trust 2004-J7 MI, 1.106%, (US0001M + 1.020)%, 10/25/2034	672,532	0.0
355,674	Alternative Loan Trust 2005-31 1A1, 0.646%, (US0001M + 0.560)%, 08/25/2035	341,667	0.0
260,112	Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	228,074	0.0
501,831	Alternative Loan Trust 2005-J2 1A12, 0.486%, (US0001M + 0.400)%, 04/25/2035	422,656	0.0
307,270	Alternative Loan Trust 2006-19CB A12, 0.486%, (US0001M + 0.400)%, 08/25/2036	158,660	0.0
687,461	Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	450,974	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
435,867	Alternative Loan Trust 2007-18CB 1A7, 0.556%, (US0001M + 0.470)%, 08/25/2037	$169,266	0.0
1,180,440	Alternative Loan Trust 2007-OA4 A1, 0.256%, (US0001M + 0.170)%, 05/25/2047	1,133,325	0.1
1,423,327 (1)(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	1,442,888	0.1
192,821 (1)	Bear Stearns ALT-A Trust 2005-10 21A1, 2.851%, 01/25/2036	193,761	0.0
162,905 (1)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.622%, 05/25/2035	164,627	0.0
296,271 (1)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.628%, 09/25/2035	276,092	0.0
1,620,762 (1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.001%, 11/25/2035	1,209,718	0.1
2,323,233 (2)	Bellemeade Re 2020-4 M2A Ltd., 2.686%, (US0001M + 2.600)%, 06/25/2030	2,324,625	0.2
136,908 (1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 2.817%, 09/25/2036	127,613	0.0
75,621 (1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 2.368%, 02/25/2037	75,957	0.0
268,539 (1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.802%, 11/25/2034	273,526	0.0
482,466	CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	351,816	0.0
404,404	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	290,081	0.0
958,057 (1)(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	980,253	0.1
151,535 (1)(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	153,637	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
451,862 (1)(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	$459,693	0.0
931,131 (1)(2)	CIM Trust 2019-J1 B3, 3.986%, 08/25/2049	952,421	0.1
500,000 (1)(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	519,845	0.0
1,513,113 (1)(2)	CIM Trust 2020-INV1 A13, 3.000%, 04/25/2050	1,536,087	0.1
975,344 (1)(2)	CIM Trust 2020-J1 B3, 3.471%, 07/25/2050	978,138	0.1
980,789 (1)(2)	CIM Trust 2020-J2 B2, 2.779%, 01/25/2051	963,072	0.1
1,293,661 (1)(2)	CIM Trust 2020-J2 B3, 2.779%, 01/25/2051	1,225,916	0.1
1,373,792 (1)(2)	CIM Trust 2021-J1 A19, 2.500%, 03/25/2051	1,379,497	0.1
286,591 (1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.807%, 03/25/2036	254,064	0.0
270,951 (1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.124%, 09/25/2037	270,539	0.0
821,451 (1)(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 2.819%, 08/25/2036	841,648	0.1
1,552,000 (1)(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.863%, 09/25/2051	1,539,925	0.1
711,042	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	726,768	0.1
173,173	CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	174,315	0.0
747,197 (1)(2)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	747,855	0.1
1,879,656 (1)(2)	COLT 2020-1R A3 Mortgage Loan Trust, 1.769%, 09/25/2065	1,884,568	0.1
1,100,000 (1)(2)	COLT 2021-1R M1 Mortgage Pass-Through Certificates, 2.695%, 05/25/2065	1,096,742	0.1
2,016,654 (2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.086%, (US0001M + 2.000)%, 01/25/2040	2,027,696	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,273,786 (2)(3)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	$1,282,496	0.1
1,000,000 (1)(2)	CSMC 2021-AFC1 M1 Trust, 2.193%, 03/25/2056	990,825	0.1
298,658 (1)(2)	CSMC Trust 2013-IVR3 B3, 3.400%, 05/25/2043	300,867	0.0
336,501 (1)(2)	CSMC Trust 2013-IVR5 B3, 3.617%, 10/25/2043	338,683	0.0
460,704 (1)(2)	CSMC Trust 2014-IVR1 B3, 3.674%, 11/25/2043	466,394	0.0
446,935 (1)(2)	CSMC Trust 2014-IVR2 B3, 3.819%, 04/25/2044	455,501	0.0
542,645 (1)(2)	CSMC Trust 2014-IVR3 B3, 4.092%, 07/25/2044	549,484	0.0
3,500,000 (1)(2)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	3,494,662	0.2
406,743 (1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.076%, 06/27/2037	412,330	0.0
3,900,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.736%, (US0001M + 3.650)%, 02/25/2040	4,073,987	0.3
1,082,050	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.336%, (US0001M + 4.250)%, 04/25/2029	1,122,217	0.1
562,460	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.636%, (US0001M + 5.550)%, 04/25/2028	589,925	0.0
2,053,047	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.436%, (US0001M + 4.350)%, 05/25/2029	2,141,415	0.1
2,370,824	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.636%, (US0001M + 3.550)%, 07/25/2029	2,443,918	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,321,085	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.736%, (US0001M + 3.650)%, 09/25/2029	$2,402,508	0.2
2,408,633	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.086%, (US0001M + 3.000)%, 10/25/2029	2,477,914	0.2
1,766,318	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.936%, (US0001M + 2.850)%, 11/25/2029	1,815,353	0.1
2,538,371	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.486%, (US0001M + 2.400)%, 05/25/2030	2,577,831	0.2
1,672,147	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.586%, (US0001M + 2.500)%, 05/25/2030	1,699,423	0.1
1,514,351	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.886%, (US0001M + 2.800)%, 02/25/2030	1,550,267	0.1
2,976,394	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.636%, (US0001M + 2.550)%, 12/25/2030	3,032,145	0.2
3,691,640	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.436%, (US0001M + 2.350)%, 01/25/2031	3,749,287	0.3
2,699,884	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.186%, (US0001M + 2.100)%, 03/25/2031	2,731,501	0.2
712,815 (2)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.186%, (US0001M + 2.100)%, 06/25/2039	714,909	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.186%, (US0001M + 4.100)%, 07/25/2039	$1,017,047	0.1
684,659 (2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.186%, (US0001M + 2.100)%, 09/25/2039	687,148	0.0
1,381,808 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.136%, (US0001M + 2.050)%, 01/25/2040	1,390,549	0.1
5,100,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.736%, (US0001M + 3.650)%, 02/25/2040	5,352,987	0.4
1,493,511 (1)(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	1,496,121	0.1
928,538 (1)(2)	Flagstar Mortgage Trust 2018-2 B2, 4.061%, 04/25/2048	928,843	0.1
1,432,893 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.265%, 07/25/2048	1,442,401	0.1
2,025,697 (1)(2)	Flagstar Mortgage Trust 2018-5 B2, 4.503%, 09/25/2048	2,028,901	0.1
939,127 (1)(2)	Flagstar Mortgage Trust 2018-5 B3, 4.503%, 09/25/2048	938,836	0.1
941,484 (1)(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.982%, 10/25/2048	969,258	0.1
533,634 (1)(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	541,619	0.0
963,705 (1)(2)	Flagstar Mortgage Trust 2019-2 B2, 4.088%, 12/25/2049	966,175	0.1
4,862,363 (1)(2)	Flagstar Mortgage Trust 2020-1NV B2A, 4.226%, 03/25/2050	5,001,868	0.3
2,423,426 (1)(2)	Flagstar Mortgage Trust 2020-1NV B3, 4.226%, 03/25/2050	2,476,698	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,657,555 (2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.936%, (US0001M + 1.850)%, 02/25/2050	$2,681,277	0.2
1,051,632 (2)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.086%, (US0001M + 3.000)%, 06/25/2050	1,056,932	0.1
1,290,087 (2)	Freddie Mac STACR REMIC Trust 2020-DNA4 M2, 3.836%, (US0001M + 3.750)%, 08/25/2050	1,302,093	0.1
2,798,946 (2)	Freddie Mac STACR REMIC Trust 2020-DNA5 M2, 2.850%, (SOFR30A + 2.800)%, 10/25/2050	2,835,213	0.2
3,000,000 (2)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 2.050%, (SOFR30A + 2.000)%, 12/25/2050	3,027,298	0.2
2,298,972 (2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.186%, (US0001M + 3.100)%, 03/25/2050	2,334,933	0.2
775,420 (2)	Freddie Mac STACR REMIC Trust 2020-HQA4 M2, 3.236%, (US0001M + 3.150)%, 09/25/2050	781,230	0.1
1,000,000 (2)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 1.700%, (SOFR30A + 1.650)%, 01/25/2034	1,008,943	0.1
2,000,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 2.300%, (SOFR30A + 2.250)%, 08/25/2033	2,026,401	0.1
2,500,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 2.150%, (SOFR30A + 2.100)%, 09/25/2041	2,502,356	0.2
2,200,000 (2)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.186%, (US0001M + 2.100)%, 09/25/2048	2,234,883	0.2
3,600,000 (2)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.386%, (US0001M + 2.300)%, 10/25/2048	3,652,554	0.3
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,201,514	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 5.086%, (US0001M + 5.000)%, 12/25/2028	$2,309,638	0.2
755,122	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.436%, (US0001M + 6.350)%, 09/25/2028	795,698	0.1
927,890	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.886%, (US0001M + 1.800)%, 07/25/2030	936,150	0.1
769,789	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.386%, (US0001M + 2.300)%, 09/25/2030	780,389	0.1
2,666,151 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.136%, (US0001M + 2.050)%, 04/25/2049	2,684,693	0.2
1,600,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 2.350%, (SOFR30A + 2.300)%, 08/25/2033	1,640,980	0.1
1,756,116 (1)(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	1,791,675	0.1
141,675 (1)(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	144,188	0.0
968,055 (1)(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	988,853	0.1
264,959 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	267,826	0.0
450,430 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	454,984	0.0
1,000,000 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	1,009,820	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,149,525 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.718%, 05/25/2050	$2,200,796	0.2
954,580 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.274%, 08/25/2049	966,580	0.1
232,562 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	233,639	0.0
962,481 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.423%, 11/25/2049	980,220	0.1
311,923 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	315,593	0.0
946,155 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.020%, 03/25/2050	969,737	0.1
3,571,524 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.020%, 03/25/2050	3,650,390	0.3
3,030,348 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 4.020%, 03/25/2050	3,115,613	0.2
1,284,315 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.658%, 08/25/2051	1,217,439	0.1
108,571 (1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 2.626%, 10/25/2035	76,974	0.0
259,553 (1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 2.967%, 01/25/2036	267,982	0.0
690,702	HarborView Mortgage Loan Trust 2006-14 2A1A, 0.237%, (US0001M + 0.150)%, 01/25/2047	659,328	0.0
852,569	HarborView Mortgage Loan Trust 2007-5 A1A, 0.277%, (US0001M + 0.190)%, 09/19/2037	841,112	0.1
4,000,000 (2)	Home RE 2019-1 M2 Ltd., 3.336%, (US0001M + 3.250)%, 05/25/2029	4,059,695	0.3
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,200,000 (2)	Home RE 2021-1 M1C Ltd., 2.386%, (US0001M + 2.300)%, 07/25/2033	$7,167,602	0.5
2,872,072	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.506%, (US0001M + 0.420)%, 02/25/2046	2,327,755	0.2
79,237 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	79,790	0.0
953,005 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.561%, 08/25/2049	959,195	0.1
953,005 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.561%, 08/25/2049	979,042	0.1
1,241,519 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.813%, 06/25/2049	1,255,171	0.1
520,495	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	381,575	0.0
132,192(1)	JP Morgan Mortgage Trust 2007-A3 1A1, 3.054%, 05/25/2037	125,528	0.0
1,032,465	JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	634,977	0.0
1,895,386 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.688%, 01/25/2044	1,902,863	0.1
786,000 (1)(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.888%, 10/25/2029	749,710	0.1
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.847%, 05/25/2046	1,014,817	0.1
3,574,104 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.480%, 01/25/2047	3,555,887	0.2
890,254 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.746%, 08/25/2047	909,378	0.1
1,379,489 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.911%, 11/25/2048	1,406,302	0.1
1,381,670 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.796%, 12/25/2048	1,400,604	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,495,290 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.746%, 09/25/2048	$1,524,547	0.1
2,118,712 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.746%, 09/25/2048	2,168,591	0.2
1,019,951 (1)(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.744%, 10/25/2048	1,039,102	0.1
2,132,625 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.744%, 10/25/2048	2,167,112	0.2
522,221 (1)(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	528,783	0.0
1,878,511 (1)(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.056%, 01/25/2049	1,935,626	0.1
939,256 (1)(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.056%, 01/25/2049	962,406	0.1
938,909 (1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.339%, 02/25/2049	955,621	0.1
940,829 (1)(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.339%, 02/25/2049	955,677	0.1
1,424,292 (1)(2)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.621%, 04/25/2049	1,453,882	0.1
253,461 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	257,598	0.0
115,255 (1)(2)	JP Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	116,049	0.0
31,582 (1)(2)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	31,848	0.0
3,218,761 (1)(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.528%, 11/25/2049	3,279,681	0.2
1,978,151 (1)(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.528%, 11/25/2049	2,011,985	0.1
960,118 (1)(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.270%, 12/25/2049	975,797	0.1
1,920,235 (1)(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.270%, 12/25/2049	1,960,742	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
792,329 (1)(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 02/25/2050	$806,434	0.1
2,956,054 (1)(2)	JP Morgan Mortgage Trust 2019-7 B2A, 3.089%, 02/25/2050	2,944,861	0.2
2,864,275 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.339%, 02/25/2050	2,874,880	0.2
822,725 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	838,475	0.1
1,443,230 (1)(2)	JP Morgan Mortgage Trust 2019-8 B2A, 3.224%, 03/25/2050	1,461,573	0.1
2,864,330 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.474%, 03/25/2050	2,904,011	0.2
2,490,860 (1)(2)	JP Morgan Mortgage Trust 2019-9 B2A, 3.490%, 05/25/2050	2,533,261	0.2
3,028,036 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.760%, 10/25/2049	3,148,497	0.2
1,670,030 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.014%, 10/25/2049	1,760,932	0.1
864,150 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	879,198	0.1
374,465 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	381,221	0.0
3,394,905 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.440%, 05/25/2050	3,483,568	0.2
190,536 (1)(2)	JP Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	191,378	0.0
1,921,513 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.777%, 12/25/2049	1,960,489	0.1
1,921,513 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.777%, 12/25/2049	1,958,527	0.1
93,491 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	94,355	0.0
379,945 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	384,083	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
967,876 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.501%, 03/25/2050	$982,745	0.1
2,419,689 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.501%, 03/25/2050	2,453,125	0.2
661,771 (1)(2)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	674,392	0.0
564,224 (1)(2)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	572,753	0.0
1,452,800 (1)(2)	JP Morgan Mortgage Trust 2020-3 B2, 3.896%, 08/25/2050	1,502,959	0.1
1,510,570 (1)(2)	JP Morgan Mortgage Trust 2020-4 B1, 3.712%, 11/25/2050	1,539,146	0.1
2,438,574 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.642%, 12/25/2050	2,506,239	0.2
688,294 (1)(2)	JP Morgan Mortgage Trust 2020-8 A15, 3.000%, 03/25/2051	702,684	0.1
2,112 (1)(2)	JP Morgan Mortgage Trust 2020-8 B1, 3.561%, 03/25/2051	2,157	0.0
1,466,107 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.561%, 03/25/2051	1,508,151	0.1
539,827 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	548,350	0.0
2,265,473 (1)(2)	JP Morgan Trust 2015-1 B3, 2.104%, 12/25/2044	2,323,287	0.2
599,797 (1)(2)	JP Morgan Trust 2015-3 B3, 3.583%, 05/25/2045	607,673	0.0
899,676 (1)(2)	JP Morgan Trust 2015-3 B4, 3.583%, 05/25/2045	923,903	0.1
159,412	Lehman XS Trust Series 2005-5N 3A1B, 1.092%, (12MTA + 1.000)%, 11/25/2035	161,822	0.0
1,995,836 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.411%, 10/25/2048	2,010,631	0.1
996,234 (1)(2)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.945%, 07/01/2051	975,720	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,000,000 (2)	Mello Warehouse Securitization Trust 2020-1 C, 1.436%, (US0001M + 1.350)%, 10/25/2053	$5,007,686	0.3
1,900,000 (2)	Mello Warehouse Securitization Trust 2020-2 C, 1.386%, (US0001M + 1.300)%, 11/25/2053	1,896,298	0.1
861,247 (1)(2)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	864,101	0.1
700,000 (1)(2)	MFRA Trust 2021-INV1 M1, 2.288%, 01/25/2056	697,605	0.1
149,995	Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	118,321	0.0
900,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.886%, (US0001M + 1.800)%, 09/25/2035	907,694	0.1
2,338,100 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 B2, 3.058%, 12/25/2050	2,340,752	0.2
2,006,744 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	2,153,415	0.1
157,935 (1)(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	159,883	0.0
342,950 (1)(2)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	348,152	0.0
283,171 (1)(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	288,166	0.0
561,967 (1)(2)	OBX 2020-EXP3 1A9 Trust, 3.000%, 01/25/2060	568,036	0.0
619,853 (1)(2)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	629,428	0.0
1,158,495 (1)(2)	Provident Funding Mortgage Trust 2020-1 B3, 3.284%, 02/25/2050	1,173,059	0.1
241,814 (1)(2)	PSMC 2019-2 A1 Trust, 3.500%, 10/25/2049	242,858	0.0
680,952 (1)(2)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	684,207	0.0
205,192 (1)(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	208,678	0.0
1,344,967 (1)(2)	RCKT Mortgage Trust 2019-1 B1A, 3.867%, 09/25/2049	1,380,115	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
960,691 (1)(2)	RCKT Mortgage Trust 2019-1 B2A, 3.867%, 09/25/2049	$985,539	0.1
1,961,188 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.515%, 02/25/2050	1,999,042	0.1
1,522,562 (1)(2)	RCKT Mortgage Trust 2021-1 A13, 2.500%, 03/25/2051	1,534,671	0.1
398,278 (2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	402,151	0.0
292,064 (1)(2)	Sequoia Mortgage Trust 2015-3 B3, 3.721%, 07/25/2045	296,081	0.0
2,062,932 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.586%, 02/25/2047	2,098,020	0.1
2,697,755 (1)(2)	Sequoia Mortgage Trust 2017-5 B3, 3.820%, 08/25/2047	2,732,630	0.2
917,838 (1)(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.484%, 08/25/2047	934,401	0.1
1,415,326 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.261%, 06/25/2049	1,446,851	0.1
588,680 (1)(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	594,163	0.0
478,834 (1)(2)	Sequoia Mortgage Trust 2019-5 B2, 3.764%, 12/25/2049	491,544	0.0
478,834 (1)(2)	Sequoia Mortgage Trust 2019-5 B3, 3.764%, 12/25/2049	489,882	0.0
75,642 (1)(2)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	76,188	0.0
671,322 (1)(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.113%, 03/25/2049	679,799	0.0
1,680,140 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.925%, 08/25/2049	1,729,214	0.1
2,272,130 (1)(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	2,298,221	0.2
2,945,545 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.529%, 09/25/2049	3,005,021	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,734,545 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.529%, 09/25/2049	$1,793,435	0.1
977,125 (1)(2)	Sequoia Mortgage Trust 2020-2 B2, 3.652%, 03/25/2050	1,001,015	0.1
2,441,282 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.652%, 03/25/2050	2,484,975	0.2
1,967,394 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.351%, 04/25/2050	1,912,272	0.1
1,366,522 (1)(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.701%, 10/25/2047	1,380,830	0.1
3,000,000 (1)(2)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	3,038,007	0.2
2,000,000 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	2,022,626	0.1
2,500,000 (2)	Starwood Mortgage Residential Trust 2020-INV1 M1, 2.501%, 11/25/2055	2,533,198	0.2
91,015 (1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 2.457%, 03/25/2035	91,002	0.0
4,160,243 (1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	1,667,599	0.1
127,444 (1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 2.352%, 10/20/2035	117,288	0.0
165,336 (1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 2.352%, 10/20/2035	152,161	0.0
439,605 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.619%, 06/25/2034	448,749	0.0
499,874 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 2.557%, 07/25/2034	513,717	0.0
774,396 (1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 2.910%, 09/25/2035	784,286	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
324,649	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.066%, (US0001M + 0.490)%, 10/25/2045	$324,139	0.0
257,470 (1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 2.716%, 12/25/2035	263,633	0.0
256,558 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.605%, 11/25/2036	257,151	0.0
749,751 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 2.762%, 12/25/2036	745,047	0.1
438,482 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.448%, 12/25/2036	420,636	0.0
271,657 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.029%, 02/25/2037	277,103	0.0
484,173 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.093%, 02/25/2037	483,746	0.0
305,175 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.993%, 12/25/2036	308,001	0.0
389,943	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	403,894	0.0
139,268	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	142,246	0.0
447,266	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	452,148	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
585,673	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.316%, (US0001M + 0.230)%, 01/25/2047	$601,456	0.0
154,377	Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	155,161	0.0
84,247 (1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.800%, 04/25/2036	82,894	0.0
530,068 (1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.769%, 12/28/2037	531,658	0.0
463,774 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.687%, 07/25/2047	471,929	0.0
384,882 (1)(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 07/25/2049	387,866	0.0
3,238,408 (1)(2)	Wells Fargo Mortgage Backed Securities 2019-3 B3 Trust, 3.771%, 07/25/2049	3,280,632	0.2
2,085,334 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.390%, 12/25/2049	2,127,019	0.1
1,415,607 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-3 A17 Trust, 3.000%, 06/25/2050	1,432,810	0.1
1,070,320 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.203%, 07/25/2050	1,084,936	0.1
5,536,960 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-5 B2 Trust, 2.925%, 09/25/2050	5,485,650	0.4
1,058,068 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-RR1 A17 Trust, 3.000%, 05/25/2050	1,066,336	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,282,182 (1)(2)	Wells Fargo Mortgage Backed Securities 2021-1 B3 Trust, 2.734%, 12/25/2050	$1,199,046	0.1
	Total Collateralized Mortgage Obligations
	(Cost $342,068,355)	341,347,338	23.3
ASSET-BACKED SECURITIES: 34.4%
	Automobile Asset-Backed Securities: 3.5%
3,472,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	3,601,677	0.2
2,020,000	Americredit Automobile Receivables Trust 2019-1 C, 3.360%, 02/18/2025	2,076,057	0.1
1,800,000	Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,864,836	0.1
4,300,000	AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	4,396,796	0.3
3,750,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,854,945	0.3
2,350,000	AmeriCredit Automobile Receivables Trust 2020-2 C, 1.480%, 02/18/2026	2,383,269	0.2
2,350,000	AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	2,412,021	0.2
750,000	Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	776,017	0.0
3,882,927 (2)	Exeter Automobile Receivables Trust 2020-2 A3, 2.080%, 07/15/2024	3,901,647	0.3
1,262,551	Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	1,273,298	0.1
2,700,000 (2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,745,880	0.2
5,150,000	Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	5,263,938	0.3
1,318,044	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	1,326,672	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
4,200,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	$4,289,282	0.3
2,350,000	Santander Drive Auto Receivables Trust 2020-2 D, 2.220%, 09/15/2026	2,397,248	0.2
1,700,000	Santander Drive Auto Receivables Trust 2020-3 C, 1.120%, 01/15/2026	1,711,329	0.1
2,000,000	Santander Drive Auto Receivables Trust 2020-4 C, 1.010%, 01/15/2026	2,014,044	0.1
4,550,000	Santander Drive Auto Receivables Trust 2021-3 D, 1.330%, 09/15/2027	4,551,119	0.3
1,500,000 (2)	Tesla Auto Lease Trust 2020-A E, 4.640%, 08/20/2024	1,568,241	0.1
		52,408,316	3.5
	Home Equity Asset-Backed Securities: 0.3%
709,594 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	684,579	0.0
709,595 (2)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	684,103	0.0
2,650,112	GSAA Home Equity Trust 2006-14 A3A, 0.586%, (US0001M + 0.250)%, 09/25/2036	1,164,135	0.1
1,023,105	GSAA Home Equity Trust 2007-1 1A1, 0.246%, (US0001M + 0.080)%, 02/25/2037	413,822	0.0
650,878 (1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	698,545	0.1
701,831 (1)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	701,394	0.1
		4,346,578	0.3
	Other Asset-Backed Securities: 27.4%
2,500,000 (2)	ACREC 2021-FL1 Ltd., 2.735%, (US0001M + 2.650)%, 10/18/2036	2,499,999	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,000,000 (2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	$3,029,309	0.2
1,500,000 (2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	1,505,925	0.1
1,056,413 (1)(2)(4)(5)(6)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	—	—
3,500,000 (2)	Apidos CLO XXXI 2019-31A DR, 3.226%, (US0003M + 3.100)%, 04/15/2031	3,503,272	0.2
3,500,000 (2)	Apidos CLO XXXIII 2020-33A DR, 3.119%, (US0003M + 3.000)%, 10/24/2034	3,499,814	0.2
6,500,000 (2)	Apidos CLO XXXVI 2021-36A D, 3.019%, (US0003M + 2.900)%, 07/20/2034	6,499,883	0.5
2,425,500 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	2,478,599	0.2
1,089,000 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	1,148,334	0.1
5,800,000 (2)	Aqua Finance Trust 2017-A B, 2.400%, 07/17/2046	5,799,475	0.4
1,821,995 (2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	1,866,951	0.1
4,000,000 (2)	Arbor Realty Commercial Real Estate Notes 2021-FL3 E Ltd., 2.635%, (US0001M + 2.550)%, 08/15/2034	3,996,264	0.3
2,821,500 (2)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	2,941,296	0.2
1,400,000 (2)	Atrium CDO Corp. 12A CR, 1.788%, (US0003M + 1.650)%, 04/22/2027	1,400,028	0.1
5,000,000 (2)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	5,002,030	0.3
1,000,000 (2)	Babson CLO Ltd. 2014-IA C, 3.584%, (US0003M + 3.450)%, 07/20/2025	1,000,477	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
4,500,000 (2)	Babson CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	$4,501,696	0.3
5,550,000 (2)	Babson CLO Ltd. 2018-3A C, 2.034%, (US0003M + 1.900)%, 07/20/2029	5,514,991	0.4
3,000,000 (2)	Barings CLO Ltd. 2020-1A B, 1.976%, (US0003M + 1.850)%, 10/15/2032	3,000,000	0.2
4,000,000 (2)	Barings CLO Ltd. 2021-1A D, 2.900%, (US0003M + 2.900)%, 04/25/2034	4,000,496	0.3
245,372 (1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 2.990%, 10/25/2036	247,219	0.0
5,000,000 (2)	Benefit Street Partners CLO Ltd. 2021-23A D, 3.863%, (US0003M + 3.650)%, 04/25/2034	5,012,845	0.3
1,700,000 (2)	Betony CLO 2 Ltd. 2018-1A B, 1.979%, (US0003M + 1.850)%, 04/30/2031	1,692,148	0.1
3,750,000 (2)	BlueMountain CLO XXX Ltd. 2020-30A C, 2.626%, (US0003M + 2.500)%, 01/15/2033	3,753,052	0.3
7,250,000 (2)	BlueMountain CLO XXXII Ltd. 2021-32A D, 3.483%, (US0003M + 3.400)%, 10/15/2034	7,250,884	0.5
4,600,000 (2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	4,786,060	0.3
5,000,000 (2)	Carlyle Global Market Strategies 2021-7A C, 3.178%, (US0003M + 3.100)%, 10/15/2035	4,990,015	0.3
5,800,000 (2)	CARLYLE US CLO 2021-8A D Ltd., 3.337%, (US0003M + 3.200)%, 10/15/2034	5,799,710	0.4
3,343,677 (2)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	3,308,683	0.2
1,876,925 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,035,390	0.1
1,410,125 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,466,839	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,329,750 (2)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	$1,434,216	0.1
5,037,375 (2)	Domino’s Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	5,334,223	0.4
7,775,000 (2)	Dorchester Park CLO DAC 2015-1A ER, 5.134%, (US0003M + 5.000)%, 04/20/2028	7,728,506	0.5
2,000,000 (2)	DRIVEN BRANDS FUNDING LLC 2021-1A A2, 2.791%, 10/20/2051	2,000,000	0.1
6,000,000 (2)	Dryden 49 Senior Loan Fund 2017-49A DR, 3.534%, (US0003M + 3.400)%, 07/18/2030	6,000,252	0.4
2,100,000 (2)	Dryden 77 CLO Ltd. 2020-77A ER, 6.004%, (US0003M + 5.870)%, 05/20/2034	2,057,269	0.1
5,750,000 (2)	Dryden 86 CLO Ltd. 2020-86A DR, 3.334%, (US0003M + 3.200)%, 07/17/2034	5,752,961	0.4
5,000,000 (2)	Dryden 95 CLO Ltd. 2021-95A D, 3.016%, (US0003M + 2.900)%, 08/20/2034	5,000,260	0.3
4,400,000 (2)	Dryden Senior Loan Fund 2021-92A E, 6.619%, (US0003M + 6.500)%, 11/20/2034	4,399,784	0.3
1,565,000 (2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 3.126%, (US0003M + 3.000)%, 10/15/2027	1,563,754	0.1
1,488,750 (2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,559,782	0.1
4,500,000 (2)	Galaxy XXIII CLO Ltd. 2017-23A DR, 3.525%, (US0003M + 3.400)%, 04/24/2029	4,500,554	0.3
5,356,397 (2)	Global SC Finance VII Srl 2021-1A A, 1.860%, 04/17/2041	5,351,155	0.4
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,250,000 (2)	Greystone Commercial Real Estate Notes 2021-FL3 E, 2.834%, (US0001M + 2.750)%, 07/15/2039	$2,250,002	0.2
1,683,953 (2)	Helios Issuer LLC 2020-AA A, 2.980%, 06/20/2047	1,750,994	0.1
885,737 (2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	953,584	0.1
2,347,518 (2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	2,440,098	0.2
650,000 (2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	763,037	0.1
750,000 (2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	865,374	0.1
880,338 (2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	908,836	0.1
3,279,877 (2)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	3,401,778	0.2
6,119,005 (2)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	6,138,897	0.4
2,000,000 (2)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	2,108,384	0.2
5,000,000 (2)	Magnetite XXVI Ltd. 2020-26A DR, 2.969%, (US0003M + 2.850)%, 07/25/2034	4,999,925	0.3
1,000,000 (2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,003,923	0.1
5,950,000 (2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	6,054,286	0.4
3,450,000 (2)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	3,490,612	0.2
1,400,000 (2)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,421,937	0.1
2,800,000 (2)	Marlette Funding Trust 2020-2A B, 1.830%, 09/16/2030	2,814,178	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,000,000 (2)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL6 D, 2.635%, (US0001M + 2.550)%, 07/16/2036	$2,001,247	0.1
1,897,336 (2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,023,149	0.1
900,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	944,668	0.1
1,800,000 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.625%, 09/25/2057	1,937,492	0.1
1,391,853 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,495,267	0.1
1,277,615 (2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	1,385,043	0.1
1,388,194 (2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,474,858	0.1
1,779,093 (2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	1,858,221	0.1
1,286,355 (2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	1,290,373	0.1
929,511 (2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	984,409	0.1
2,400,000 (2)	Neuberger Berman Loan Advisers CLO 31 Ltd. 2019-31A CR, 2.084%, (US0003M + 1.950)%, 04/20/2031	2,405,340	0.2
2,250,000 (2)	Neuberger Berman Loan Advisers Clo 42 Ltd. 2021-42A D, 2.941%, (US0003M + 2.800)%, 07/16/2035	2,224,613	0.2
4,850,000 (2)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A D, 2.930%, (US0003M + 2.850)%, 10/16/2034	4,830,086	0.3
3,000,000 (2)	NYACK Park CLO Ltd. 2021-1A D, 2.919%, (US0003M + 2.800)%, 10/20/2034	2,999,847	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,000,000 (2)	NYACK Park CLO Ltd. 2021-1A E, 6.219%, (US0003M + 6.100)%, 10/20/2034	$1,999,898	0.1
3,000,500 (2)	Oaktree CLO 2020-1A ER Ltd., 6.636%, (US0003M + 6.510)%, 07/15/2034	2,957,809	0.2
3,000,000 (2)	Oaktree CLO Ltd. 2021-1A D, 3.396%, (US0003M + 3.250)%, 07/15/2034	3,001,020	0.2
5,000,000 (2)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 2.176%, (US0003M + 2.050)%, 07/15/2029	5,000,225	0.3
5,000,000 (2)	Octagon Investment Partners XIV Ltd. 2012-1A BRR, 2.226%, (US0003M + 2.100)%, 07/15/2029	4,999,995	0.3
6,000,000 (2)	OHA Credit Partners XVI 2021-16A D, 3.014%, (US0003M + 2.850)%, 10/18/2034	5,995,032	0.4
4,750,000 (2)	Palmer Square CLO 2015-2A DR2 Ltd., 5.884%, (US0003M + 5.750)%, 07/20/2030	4,714,769	0.3
4,550,000 (2)	Palmer Square CLO 2021-4A D Ltd., 3.086%, (US0003M + 2.950)%, 10/15/2034	4,549,777	0.3
3,800,000 (2)	Palmer Square CLO Ltd. 2021-2A E, 6.456%, (US0003M + 6.350)%, 07/15/2034	3,804,948	0.3
6,000,000 (2)	Palmer Square Loan Funding 2018-4 D Ltd., 4.375%, (US0003M + 4.250)%, 11/15/2026	6,000,042	0.4
3,125,000 (2)	Palmer Square Loan Funding 2021-2A D Ltd., 5.131%, (US0003M + 5.000)%, 05/20/2029	3,127,428	0.2
225,976 (1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.633%, 01/25/2036	227,870	0.0
3,150,000 (2)	Shackleton 2014-6RA D CLO Ltd., 3.104%, (US0003M + 2.970)%, 07/17/2028	3,111,992	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,600,000 (2)	Silver Creek CLO Ltd. 2014-1A CR, 2.434%, (US0003M + 2.300)%, 07/20/2030	$1,600,293	0.1
729,862 (2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	734,524	0.1
448,908 (2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	452,058	0.0
3,800,000 (2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	3,865,751	0.3
2,800,000 (2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,859,296	0.2
1,100,000 (2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	1,125,483	0.1
1,500,000 (2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	1,545,807	0.1
2,500,000 (2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	2,567,134	0.2
1,950,000 (2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,993,096	0.1
600,000 (2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	611,423	0.0
3,200,000 (2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	3,262,109	0.2
1,780,000 (2)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,818,997	0.1
950,000	SoFi Consumer Loan Program 2021-1 D Trust, 2.040%, 09/25/2030	949,795	0.1
3,363,167 (2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	3,552,678	0.3
4,500,000 (2)	Sound Point Clo XIV Ltd. 2016-3A DR, 3.788%, (US0003M + 3.650)%, 01/23/2029	4,500,225	0.3
1,587,500 (2)	Sound Point Clo XV Ltd. 2017-1A CR, 2.188%, (US0003M + 2.050)%, 01/23/2029	1,587,622	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
236,950	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.426%, (US0001M + 0.340)%, 12/25/2036	$234,558	0.0
8,688,252 (2)	Sunnova Helios Issuer II LLC 2021-B B, 2.010%, 07/20/2048	8,609,940	0.6
3,950,240 (2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	4,024,724	0.3
3,609,119 (2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	3,755,328	0.3
1,765,352 (2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	1,890,227	0.1
3,487,214 (2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 02/01/2055	3,714,303	0.3
4,200,000 (2)	Symphony CLO XIV Ltd. 2014-14A DR, 3.233%, (US0003M + 3.100)%, 07/14/2026	4,201,029	0.3
5,850,000 (2)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	5,868,860	0.4
2,000,000 (2)	TCW CLO 2017-1A DRR Ltd., 3.789%, (US0003M + 3.670)%, 10/29/2034	2,000,000	0.1
4,750,000 (2)	TCW CLO 2018-1A B2R2 Ltd., 2.525%, (US0003M + 2.400)%, 04/25/2031	4,750,950	0.3
6,000,000 (2)	TCW CLO 2020-1A DRR Ltd., 3.546%, (US0003M + 3.400)%, 04/20/2034	6,000,816	0.4
3,000,000 (2)	TCW CLO 2021-2A D Ltd., 3.375%, (US0003M + 3.250)%, 07/25/2034	3,000,864	0.2
2,000,000 (2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	1,979,188	0.1
1,100,000 (2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	1,068,033	0.1
2,000,000 (2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.084%, (US0003M + 1.950)%, 07/18/2031	1,990,576	0.1
5,000,000 (2)	THL Credit Wind River 2017-3A CR Clo Ltd., 2.626%, (US0003M + 2.500)%, 04/15/2035	5,014,520	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,181,167 (2)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	$2,139,826	0.2
1,100,000 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 3.990%, 11/25/2057	1,179,643	0.1
2,450,000 (2)	Trafigura Securitisation Finance PLC 2021-1A B, 1.780%, 01/15/2025	2,444,299	0.2
2,872,500 (2)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	2,859,354	0.2
1,600,000 (2)	Venture 33 CLO Ltd. 2018-33A CR, 2.406%, (US0003M + 2.280)%, 07/15/2031	1,594,358	0.1
5,412,500 (2)	Venture XXI CLO Ltd. 2015-21A DR, 2.926%, (US0003M + 2.800)%, 07/15/2027	5,408,598	0.4
2,354,234 (2)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	2,334,819	0.2
1,732,500 (2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,838,907	0.1
3,636,750 (2)	Wendy’s Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,861,420	0.3
4,676,500 (2)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	4,833,233	0.3
6,550,000 (2)	ZAXBY’S FUNDING LLC 2021-1A A2, 3.238%, 07/30/2051	6,691,612	0.5
		401,241,939	27.4
	Student Loan Asset-Backed Securities: 3.2%
164,575 (2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	168,546	0.0
470,400 (2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	478,421	0.0
305,575 (2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	317,067	0.0
120,481 (2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	125,122	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
29,919 (2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	$30,459	0.0
833,914 (2)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	848,441	0.1
597,694 (1)(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	606,471	0.0
143,509 (2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	143,733	0.0
251,666 (2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	256,675	0.0
1,158,809 (1)(2)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	1,179,498	0.1
464,225 (2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	475,181	0.0
1,037,846 (2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	1,061,301	0.1
542,861 (2)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	546,945	0.0
850,000 (2)	Navient Private Education Refi Loan Trust 2021-F B, 2.120%, 02/18/2070	849,751	0.1
2,623,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,529,729	0.2
1,000,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,035,652	0.1
3,889,373 (2)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	3,936,329	0.3
129,855 (2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	130,790	0.0
1,600,000 (2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,627,809	0.1
3,265,000 (1)(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,373,257	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
1,525,000 (1)(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	$1,591,547	0.1
1,250,000 (1)(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,302,584	0.1
1,250,000 (2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,307,230	0.1
1,000,000 (2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,043,408	0.1
4,000,000 (2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,167,374	0.3
2,000,000 (2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	2,109,579	0.1
2,100,000 (2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	2,193,142	0.2
2,881,130 (2)	Sofi Professional Loan Program 2019-A A2FX LLC, 3.690%, 06/15/2048	2,975,969	0.2
1,000,000 (2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	1,017,560	0.1
5,050,000 (2)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	4,978,271	0.3
4,100,000 (2)	SoFi Professional Loan Program 2020-C BFX Trust, 3.360%, 02/15/2046	4,236,100	0.3
		46,643,941	3.2
	Total Asset-Backed Securities (Cost $499,075,030)	504,640,774	34.4
COMMERCIAL MORTGAGE-BACKED SECURITIES: 37.9%
760,000 (2)	ACRE Commercial Mortgage 2021-FL4 C Ltd., 1.837%, (US0001M + 1.750)%, 12/18/2037	756,336	0.1
2,580,000 (2)	Arbor Multifamily Mortgage Securities Trust 2020-MF3 D, 2.000%, 10/15/2054	2,238,025	0.2
2,000,000 (2)	Arbor Multifamily Mortgage Securities Trust 2020-MF3 E, 2.000%, 10/15/2054	1,609,629	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,500,000 (2)	AREIT 2019-CRE3 D Trust, 2.815%, (SOFR30A + 2.650)%, 09/14/2036	$3,436,838	0.2
5,000,000 (2)	AREIT 2021-CRE5 C Trust, 2.350%, (US0001M + 2.250)%, 08/17/2026	5,000,000	0.3
2,500,000 (2)	Austin Fairmont Hotel Trust 2019-FAIR E, 2.334%, (US0001M + 2.250)%, 09/15/2032	2,442,739	0.2
690,000 (2)(5)(7)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	667,283	0.0
3,500,000 (2)	Banc of America Commercial Mortgage Trust 2017-BNK3 D, 3.250%, 02/15/2050	3,323,200	0.2
1,550,000 (2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,479,065	0.1
5,680,000 (2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	4,391,152	0.3
7,060,000 (1)(2)(6)	BANK 2017-BNK4 XE, 1.623%, 05/15/2050	493,729	0.0
21,150,000 (1)(2)(6)	BANK 2017-BNK8 XE, 1.406%, 11/15/2050	1,475,745	0.1
1,700,000 (2)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	1,548,312	0.1
9,363,500 (1)(2)(6)	BANK 2018-BNK12 XD, 1.549%, 05/15/2061	800,345	0.1
11,050,500 (1)(6)	Bank 2019-BNK19 XA, 1.090%, 08/15/2061	712,684	0.1
1,650,000 (2)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	1,486,901	0.1
52,756,127 (1)(6)	BANK 2020-BNK27 XA, 1.268%, 04/15/2063	4,597,966	0.3
18,050,706 (1)(6)	BANK 2020-BNK30 XA, 1.440%, 12/15/2053	1,694,570	0.1
14,958,803 (1)(6)	BANK 2021-BNK31 XA, 1.443%, 02/15/2054	1,515,288	0.1
48,407,690 (1)(6)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.737%, 08/15/2052	4,825,230	0.3
103,000,000 (1)(2)(6)	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/2033	886,583	0.1
6,100,000 (2)	BBCMS 2020-BID C Mortgage Trust, 3.724%, (US0001M + 3.640)%, 10/15/2037	6,185,362	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
435,000 (2)	BBCMS 2020-BID D Mortgage Trust, 4.714%, (US0001M + 4.630)%, 10/15/2037	$441,038	0.0
39,372,416 (1)(6)	BBCMS Mortgage Trust 2020-C7 XA, 1.742%, 04/15/2053	4,074,439	0.3
6,654,068 (1)(6)	BBCMS Trust 2021-C10 XA, 1.433%, 07/15/2054	662,446	0.0
7,268,112 (2)	BCRR 2016-FRR3 E Trust, 2.025%, (US0001M + 18.348)%, 05/26/2026	6,671,689	0.5
18,964,000 (1)(2)(6)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	1,690,170	0.1
50,579,035 (1)(6)	Benchmark 2018-B7 XA Mortgage Trust, 0.594%, 05/15/2053	1,245,317	0.1
20,244,552 (1)(6)	Benchmark 2019-B10 XA Mortgage Trust, 1.389%, 03/15/2062	1,466,380	0.1
14,907,500 (1)(2)(6)	Benchmark 2019-B14 XD Mortgage Trust, 1.401%, 12/15/2062	1,387,836	0.1
1,350,000 (2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	1,296,434	0.1
3,220,000 (1)(2)(6)	Benchmark 2019-B9 XD Mortgage Trust, 2.168%, 03/15/2052	421,178	0.0
12,531,085 (1)(6)	Benchmark 2020-B17 XA Mortgage Trust, 1.541%, 03/15/2053	1,055,461	0.1
6,115,000 (2)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	6,199,624	0.4
22,664,403 (1)(6)	Benchmark 2020-B18 XA Mortgage Trust, 1.918%, 07/15/2053	2,448,782	0.2
3,000,000 (2)	Benchmark 2020-B20 D Mortgage Trust, 2.000%, 10/15/2053	2,547,175	0.2
7,269,072 (1)(6)	Benchmark 2020-B20 XA Mortgage Trust, 1.739%, 10/15/2053	777,546	0.1
15,977,058 (1)(6)	Benchmark 2020-B22 XA Mortgage Trust, 1.635%, 01/15/2054	1,864,283	0.1
18,500,759 (1)(6)	Benchmark 2021-B23 XA Mortgage Trust, 1.385%, 02/15/2054	1,731,677	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
34,690,771 (1)(6)	Benchmark 2021-B25 XA Mortgage Trust, 1.231%, 04/15/2054	$2,961,124	0.2
4,990,942 (1)(6)	Benchmark 2021-B28 XA Mortgage Trust, 1.406%, 08/15/2054	494,524	0.0
8,000,000 (1)(2)(6)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	822,577	0.1
6,580,000 (2)(5)(7)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	5,065,653	0.3
3,350,000 (2)(7)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	2,580,652	0.2
8,425,000 (1)(2)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.523%, 05/25/2052	7,752,113	0.5
5,000,000 (2)	BPR Trust 2021-WILL E, 6.834%, (US0001M + 6.750)%, 06/15/2038	5,050,910	0.3
6,500,000 (1)(2)	BX Commercial Mortgage Trust 2020-VIVA D, 3.667%, 03/11/2044	6,677,875	0.5
7,500,000 (2)	BX Commercial Mortgage Trust 2020-VKNG F, 2.834%, (US0001M + 2.750)%, 10/15/2037	7,555,876	0.5
1,300,000 (1)(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	1,343,956	0.1
2,000,000 (2)	BX Trust 2021-SOAR E, 2.434%, (US0001M + 2.350)%, 06/15/2038	2,010,629	0.1
5,000,000 (2)	BXMT 2020-FL2 D Ltd., 2.115%, (SOFR30A + 1.950)%, 02/15/2038	4,987,506	0.3
1,910,000 (1)(2)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	1,912,973	0.1
1,250,000 (1)(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	1,108,202	0.1
17,766,579 (1)(6)	CD 2019-CD8 XA Mortgage Trust, 1.551%, 08/15/2057	1,629,222	0.1
2,810,000 (1)(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.760%, 03/10/2047	2,859,706	0.2
44,653,166 (1)(2)(6)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.595%, 03/10/2047	1,500,690	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
740,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.581%, 08/10/2049	$607,800	0.0
4,231,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.851%, 07/10/2049	3,029,945	0.2
2,010,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.851%, 07/10/2049	1,179,195	0.1
1,000,000 (1)	Citigroup Commercial Mortgage Trust 2016-P5 C, 4.440%, 10/10/2049	1,072,255	0.1
1,250,000 (2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	1,070,229	0.1
20,655,000 (1)(2)(6)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.408%, 09/15/2050	1,366,679	0.1
2,240,000 (1)(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.234%, 11/10/2051	2,394,432	0.2
1,474,486 (2)	Cold Storage Trust 2020-ICE5 E, 2.849%, (US0001M + 2.766)%, 11/15/2037	1,481,975	0.1
20,847,704 (1)(6)	COMM 2012-CR3 XA, 1.994%, 10/15/2045	179,267	0.0
1,230,000 (1)(2)	COMM 2013-CR10 F Mortgage Trust, 5.064%, 08/10/2046	1,129,176	0.1
2,920,000 (1)(2)	COMM 2013-CR8 D Mortgage Trust, 4.061%, 06/10/2046	2,980,079	0.2
12,047,041 (1)(2)	COMM 2013-CR8 E Mortgage Trust, 4.000%, 06/10/2046	12,019,445	0.8
4,900,000 (1)(2)	COMM 2013-GAM D, 3.531%, 02/10/2028	4,731,085	0.3
1,255,000 (1)(2)	COMM 2013-GAM F, 3.531%, 02/10/2028	1,157,532	0.1
5,530,000 (1)(2)	COMM 2019-GC44 180B Mortgage Trust, 3.513%, 08/15/2057	5,369,068	0.4
1,820,000 (1)(2)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	1,769,403	0.1
6,000,000 (1)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.327%, 06/15/2057	5,817,321	0.4
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
16,406,000 (1)(2)(6)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.895%, 11/15/2050	$799,929	0.1
7,360,000 (2)	CSWF 2018-TOP F, 2.834%, (US0001M + 2.750)%, 08/15/2035	7,367,297	0.5
241,405 (1)(2)	DBUBS 2011-LC1A F Mortgage Trust, 6.116%, 11/10/2046	240,998	0.0
1,000,000 (1)(2)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	919,480	0.1
7,874,000 (1)(2)	DBJPM 16-C3 E Mortgage Trust, 4.375%, 08/10/2049	5,992,217	0.4
2,630,000 (1)(2)	DBJPM 16-C3 Mortgage Trust, 3.625%, 08/10/2049	2,246,235	0.2
646,636 (2)	Extended Stay America Trust 2021-ESH E, 2.934%, (US0001M + 2.850)%, 07/15/2038	654,988	0.0
447,671 (2)	Extended Stay America Trust 2021-ESH F, 3.784%, (US0001M + 3.700)%, 07/15/2038	454,361	0.0
6,300,000 (1)(2)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	6,409,943	0.4
6,300,000 (1)(2)	Fontainebleau Miami Beach Trust 2019-FBLU G, 4.095%, 12/10/2036	6,336,395	0.4
13,942,623 (1)(2)(6)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.769%, 03/25/2038	989,249	0.1
14,787,085 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.810%, 03/25/2030	1,839,744	0.1
9,083,774 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.814%, 04/25/2030	1,117,329	0.1
24,712,748 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.974%, 11/25/2030	1,702,953	0.1
29,775,461 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.866%, 12/25/2030	1,811,998	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,393,706 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1515 X1, 1.639%, 02/25/2035	$527,766	0.0
12,587,707 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.447%, 07/25/2035	1,807,431	0.1
13,074,516 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.981%, 08/25/2036	1,431,072	0.1
5,496,637 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates KG04 X1, 0.941%, 11/25/2030	364,730	0.0
4,833,678 (2)(7)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	3,706,375	0.3
51,538,371 (2)(6)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	198,299	0.0
12,250,292 (2)(6)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	49,935	0.0
449,682 (2)(7)	FREMF 2018-K156 C Mortgage Trust, 0.000%, 07/25/2036	208,360	0.0
924,083 (2)	FREMF 2018-KBF2 C Mortgage Trust, 4.583%, (US0001M + 4.500)%, 10/25/2025	926,806	0.1
9,200,000 (2)	FREMF 2019-KBF3 C Mortgage Trust, 4.833%, (US0001M + 4.750)%, 01/25/2029	9,286,975	0.6
2,300,000 (2)(5)(7)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	1,420,116	0.1
29,350,477 (2)(6)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	131,150	0.0
3,260,000 (2)(6)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	17,664	0.0
160,388,405 (2)(6)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	163,516	0.0
3,326,000 (1)(2)	FRR Re-REMIC Trust 2018-C1 CK32, 3.130%, 10/27/2046	3,145,263	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,423,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1C, 5.770%, 07/28/2027	$5,308,519	0.4
11,147,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1D, 6.210%, 07/28/2027	7,771,478	0.5
5,000,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1E, 5.820%, 07/28/2027	3,565,234	0.2
8,020,000 (2)	GAM Re-REMIC Trust 2021-FRR1 2C, 6.020%, 12/29/2027	5,513,587	0.4
1,400,000 (2)	Great Wolf Trust 2019-WOLF E, 2.816%, (US0001M + 2.732)%, 12/15/2036	1,377,121	0.1
6,672,000 (1)(2)	GS Mortgage Securities Trust 2012-GC6 C, 6.047%, 01/10/2045	6,709,125	0.5
4,398,394 (1)(2)(6)	GS Mortgage Securities Corp. II 2011-GC3 X, 95.960%, 03/10/2044	13,353	0.0
1,360,000 (1)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.740%, 05/10/2045	1,384,597	0.1
2,000,000 (1)(2)	GS Mortgage Securities Trust 2012-GCJ7 D, 5.740%, 05/10/2045	1,914,619	0.1
5,540,000 (1)(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	4,649,737	0.3
500,000 (2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	289,855	0.0
6,321,356 (1)(6)	GS Mortgage Securities Trust 2019-GC38 XA, 1.119%, 02/10/2052	380,982	0.0
2,170,000 (2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	2,023,125	0.1
1,344,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	1,368,904	0.1
1,020,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	1,026,115	0.1
14,484,365 (1)(6)	GS Mortgage Securities Trust 2019-GC40 XA, 1.225%, 07/10/2052	961,688	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,627,069 (2)	HPLY Trust 2019-HIT E, 2.434%, (US0001M + 2.350)%, 11/15/2036	$1,623,857	0.1
5,860,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.394%, 01/05/2034	5,751,984	0.4
1,930,000 (2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.244%, (US0001M + 2.160)%, 07/15/2036	1,910,254	0.1
1,410,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,396,244	0.1
5,039,000 (1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.239%, 12/15/2047	5,071,917	0.4
740,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.213%, 01/15/2046	754,849	0.1
5,000,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	3,997,980	0.3
4,300,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 D, 4.723%, 07/15/2047	3,914,452	0.3
1,330,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	1,278,300	0.1
1,360,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.990%, 12/05/2038	1,255,770	0.1
30,251,603 (1)(2)(6)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.801%, 11/15/2045	975,112	0.1
3,550,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.049%, 01/15/2047	3,594,112	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,580,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	$3,087,392	0.2
734,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	593,906	0.0
5,845,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.811%, 04/15/2047	5,957,149	0.4
46,979,000 (1)(2)(6)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	693,894	0.1
34,428,000 (1)(2)(6)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.520%, 01/15/2048	456,319	0.0
4,460,000 (1)(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.317%, 04/20/2048	4,460,113	0.3
2,000,000 (1)(2)	LSTAR Commercial Mortgage Trust 2015-3 E, 3.317%, 04/20/2048	1,915,189	0.1
13,000,000 (1)(2)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.739%, 03/10/2049	10,707,430	0.7
9,000,000 (2)	MBRT 2019-MBR G, 2.984%, (US0001M + 2.900)%, 11/15/2036	8,976,571	0.6
3,000,000 (2)	MBRT 2019-MBR H1, 4.084%, (US0001M + 4.000)%, 11/15/2036	2,997,800	0.2
6,000,000 (2)	MHC Commercial Mortgage Trust 2021-MHC F, 2.685%, (US0001M + 2.601)%, 04/15/2038	6,032,452	0.4
4,930,763 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 C, 4.500%, 08/15/2045	4,886,719	0.3
11,330,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 G, 4.500%, 08/15/2045	10,739,680	0.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,050,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.757%, 11/15/2045	$3,860,915	0.3
2,360,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	1,764,053	0.1
4,880,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 G, 3.707%, 11/15/2046	2,659,760	0.2
5,500,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 E, 4.156%, 12/15/2048	5,053,163	0.3
3,590,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.062%, 04/15/2047	3,729,660	0.3
2,130,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	1,970,618	0.1
1,630,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	1,599,286	0.1
9,950,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.525%, 10/15/2048	9,100,340	0.6
7,861,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 F, 4.525%, 10/15/2048	6,602,911	0.5
3,650,000 (2)(4)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	182,500	0.0
2,600,000 (2)(4)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	52,000	0.0
680,158 (2)(4)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	6,801	0.0
1,590,000 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,407,577	0.1
6,893,000 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 4.023%, 11/15/2049	3,857,299	0.3
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
40,826,368 (1)(6)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.456%, 07/15/2052	$3,339,225	0.2
6,586,500 (1)(2)(6)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.543%, 07/15/2052	632,178	0.0
2,675,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	2,458,697	0.2
17,753,838 (1)(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.922%, 12/15/2050	712,181	0.1
15,555,000 (1)(2)(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.633%, 12/15/2050	1,368,212	0.1
1,000,000 (2)	Motel Trust 2021-MTL6 E, 2.800%, (US0001M + 2.700)%, 09/15/2038	1,004,342	0.1
4,000,000 (2)	Multifamily Connecticut Avenue Securities Trust 2020-01 M10, 3.836%, (US0001M + 3.750)%, 03/25/2050	4,159,871	0.3
2,000,000 (2)	PFP 2021-8 Ltd. E, 2.600%, (US0001M + 2.500)%, 08/09/2037	1,995,622	0.1
10,000,000 (2)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	9,546,642	0.7
1,919,000 (1)(2)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.254%, 02/27/2051	2,029,263	0.1
3,320,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	3,348,388	0.2
17,631,896 (1)(6)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.720%, 04/15/2052	1,581,466	0.1
720,000 (1)(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.611%, 12/10/2045	634,565	0.0
1,231,000 (1)(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.611%, 12/10/2045	787,820	0.1
6,294,093 (1)(6)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.181%, 12/15/2047	165,638	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,310,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.648%, 09/15/2058	$3,407,091	0.2
16,657,000 (1)(2)(6)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.398%, 09/15/2058	724,073	0.1
16,657,000 (1)(2)(6)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.398%, 09/15/2058	720,765	0.1
4,060,000 (2)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	4,003,247	0.3
3,025,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-C37 D, 3.338%, 12/15/2049	2,849,819	0.2
32,664,000 (1)(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.625%, 11/15/2049	873,635	0.1
7,605,000 (1)(2)(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	593,882	0.0
33,801,091 (1)(6)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.080%, 10/15/2050	1,442,293	0.1
15,318,952 (1)(6)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.954%, 06/15/2051	722,526	0.1
20,787,347 (1)(6)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.684%, 08/15/2054	2,454,061	0.2
3,680,000 (2)(5)(7)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	3,439,474	0.2
34,581,181 (1)(2)(6)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.635%, 12/15/2045	396,622	0.0
5,700,000 (1)(2)	WFRBS Commercial Mortgage Trust 2012-C6 D, 5.978%, 04/15/2045	5,754,377	0.4
2,664,000 (1)	WFRBS Commercial Mortgage Trust 2013-C11 C, 4.325%, 03/15/2045	2,744,235	0.2
3,240,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.381%, 03/15/2045	2,957,077	0.2
5,350,000 (2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,795,156	0.3
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,020,000 (2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	$1,743,654	0.1
810,594 (1)(2)(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.244%, 03/15/2048	9,600	0.0
19,090,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.101%, 06/15/2046	16,837,487	1.2
7,140,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.200%, 12/15/2046	7,229,857	0.5
320,000 (2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	290,597	0.0
1,250,000 (2)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	982,151	0.1
2,380,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013- UBS1 E, 5.208%, 03/15/2046	2,217,687	0.2
5,973,049 (2)	WFRBS Commercial Mortgage Trust 2014-C21 E, 3.494%, 08/15/2047	3,767,592	0.3
5,000,000 (1)(2)	WFRBS Commercial Mortgage Trust 2014-C23 D, 4.149%, 10/15/2057	5,009,366	0.3
1,000,000 (1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.456%, 11/15/2047	1,027,361	0.1
2,550,000 (1)(2)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	2,466,589	0.2
4,410,000 (1)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	4,459,905	0.3
5,198,000 (2)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	4,645,606	0.3
	Total Commercial Mortgage-Backed Securities (Cost $558,810,791)	554,950,367	37.9
	Total Long-Term Investments (Cost $1,399,954,176)	1,400,938,479	95.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.0%
	Commercial Paper: 2.3%
12,900,000	Consolidated Edison Company, 0.090%, 10/15/2021	$12,899,516	0.9
10,000,000	Enbridge (US) Inc., 0.130%, 10/04/2021	9,999,856	0.7
10,000,000	Fiserv, Inc., 0.150%, 10/08/2021	9,999,667	0.7
	Total Commercial Paper (Cost $32,899,087)	32,899,039	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.7%
39,668,000 (8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	39,668,000	2.7
15,140,000 (8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	15,140,000	1.0
	Total Mutual Funds (Cost $54,808,000)	54,808,000	3.7
	Total Short-Term Investments (Cost $87,707,087)	$87,707,039	6.0
	Total Investments in Securities (Cost $1,487,661,263)	$1,488,645,518	101.6
	Liabilities in Excess of Other Assets	(23,441,567)	(1.6)
	Net Assets	$1,465,203,951	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Variable rate security. Rate shown is the rate in effect as of September 30, 2021.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2021.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2021.

(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(7)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(8)
Rate shown is the 7-day yield as of September 30, 2021.

Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0003M 3-month LIBOR
Investment Type Allocation as of September 30, 2021 (as a percentage of net assets)

Commercial Mortgage-Backed Securities	37.9%
Asset-Backed Securities	34.4%
Collateralized Mortgage Obligations	23.3%
Assets in Excess of Other Liabilities,*	4.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$341,347,338	$—	$341,347,338
Asset-Backed Securities	—	504,640,774	—	504,640,774
Commercial Mortgage-Backed Securities	—	554,709,066	241,301	554,950,367
Short-Term Investments	54,808,000	32,899,039	—	87,707,039
Total Investments, at fair value	$54,808,000	$1,433,596,217	$241,301	$1,488,645,518
Other Financial Instruments+
Futures	1,963,630	—	—	1,963,630
Total Assets	$56,771,630	$1,433,596,217	$241,301	$1,490,609,148
Liabilities Table
Other Financial Instruments+
Futures	$(1,407,677)	$—	$—	$(1,407,677)
Total Liabilities	$(1,407,677)	$—	$—	$(1,407,677)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2021, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Long Bond	1	12/21/21	$159,219	$(3,245)
U.S. Treasury Ultra 10-Year Note	156	12/21/21	22,659,000	(357,022)
U.S. Treasury Ultra Long Bond	196	12/21/21	37,448,250	(1,047,410)
			$60,266,469	$(1,407,677)
Short Contracts:
U.S. Treasury 10-Year Note	(395)	12/21/21	(51,985,703)	562,266
U.S. Treasury 2-Year Note	(1,491)	12/31/21	(328,101,540)	199,127
U.S. Treasury 5-Year Note	(1,937)	12/31/21	(237,751,618)	1,202,237
			$(617,838,861)	$1,963,630
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$1,963,630
Total Asset Derivatives		$1,963,630
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,407,677
Total Liability Derivatives		$1,407,677

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2021 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$2,044,404
Total	$2,044,404
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(2,005,312)
Total	$(2,005,312)
At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,490,426,010.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$23,803,306
Gross Unrealized Depreciation	(25,027,845)
Net Unrealized Depreciation	$(1,224,539)
See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
166107 (0921-111821)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: December 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: December 7, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 7, 2021